WEALTHQUEST III Variable Annuity

Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
Prospectus May 1, 2009

1-800-306-2959

This Prospectus describes a deferred Variable Annuity Contract issued to either individuals or groups depending upon the state in which the Contract is issued. (See the “Type of Contract” provision of this Prospectus.)

You can allocate your Contract value to American National Variable Annuity Separate Account (the “Separate Account”), which reflects the investment performance of the Portfolios selected by you, and our Fixed Account which earns a guaranteed minimum interest rate. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

American National Investment Accounts, Inc.

American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National Money Market Portfolio

Fidelity® Variable Insurance Products –
Service Class 2

VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Contrafund® Portfolio
VIP Growth Strategies Portfolio[1]

VIP Growth Opportunities Portfolio

VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio
VIP Growth and Income Portfolio

VIP Value Portfolio
VIP Value Leaders Portfolio
VIP Value Strategies Portfolio

T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio[2]
International Stock Portfolio
Limited-Term Bond Portfolio

MFS ® Variable Insurance Trust – Initial Class Shares

MFS Core Equity Series

MFS Growth Series

MFS Research Series

MFS Investors Trust Series

Federated Insurance Series
Federated Capital Income Fund II
Federated MidCap Growth Strategies Fund II

Federated High Income Bond Fund II – Primary Shares

Federated Equity Income Fund II

Federated Fund for U.S. Government Securities II
Federated Kaufmann Fund II – Primary Shares
Federated Quality Bond Fund II – Primary Shares

The Alger American Fund – Class O Shares

Alger American SmallCap Growth Portfolio[3]
Alger American Growth Portfolio
Alger American MidCap Growth Portfolio
Alger American Capital Appreciation Portfolio

Alger American Income & Growth Portfolio
Alger American Balanced Portfolio

AIM Variable Insurance Funds – Series I Shares

AIM V.I. Global Health Care Fund
AIM V.I. Small Cap Equity Fund
AIM V.I. Utilities Fund
AIM V.I. Dynamics Fund

AIM V.I. Financial Services Fund
AIM V.I. Technology Fund

AIM V.I. Global Real Estate Fund

1 Formerly Fidelity VIP Aggressive Growth Portfolio.

2 Not available for investment in Contracts issued on or after May 1, 2004.

3 Not available for investment for Contracts issued on or after July 1, 2007.

This Prospectus contains information that you should know before purchasing a Contract. Additional information about the Contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this Prospectus, by writing or calling us at our home office. The Table of Contents of the SAI appears on the last page of this Prospectus. The SEC maintains an Internet web site http://www.sec.gov that contains material incorporated by reference into this Prospectus, SAI, and other information regarding companies that file electronically with the SEC. For more information on the Portfolios, see their prospectuses.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

Please read this Prospectus carefully and keep it for future reference.

Form 4879	Rev 5/09

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GLOSSARY

Accumulation Period.  The time between the date Accumulation Units are first purchased by you and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner’s death.

Accumulation Unit.  A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value.  The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Annuitant.  The person or persons who will receive annuity payments.

Annuity Date.  The date annuity payments begin.

Annuity Period.  The time during which annuity payments are made.

Annuity Unit.  A unit used by us to calculate the dollar amount of variable basis annuity payments.

Company (“American National,” “we,” “our” or “us”).  American National Insurance Company.

Contract.  The contract described in this Prospectus.

Contract Owner (“I”, “my”, “you” or “your”).  Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary.  An anniversary of the Date of Issue.

Contract Year.  A one (1) year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue.  The date a Contract is issued.

Enhanced Death Benefit Riders. Optional death benefits available at an additional cost.

Fixed Account.  A part of our General Account which will accumulate interest at a fixed rate.

Fund. A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account.  All of our assets except those segregated in Separate Accounts.

Non-Qualified Contract.  A Contract that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment.  A payment made to us during the Accumulation Period less any premium tax charges incurred at the time the Purchase Payment is made.

Subaccount. A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Qualified Contract.  A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date.  Each day the New York Stock Exchange (“NYSE”) is open for regular trading. Accumulation Values are calculated on Valuation Dates.

Valuation Period.  The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of regular trading of the New York Stock Exchange on the next valuation date.

Variable Annuity.  An annuity with payments and value that vary in dollar amount based on performance of the investments you choose.

Synopsis

What is the purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, the death benefit, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are my investment options?

You can invest your Purchase Payments in one (1) or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.
Each Subaccount and corresponding Portfolio has its own investment objective. Some of the Portfolios have similar investment objectives. (See the “Funds” provision of this Prospectus.) There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Accumulation Value.

You can also invest in our Fixed Account.

How do I purchase a Contract?

You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our home office. You must make at least a $5,000 minimum initial Purchase Payment and any subsequent Purchase Payments must be at least $2,000. However, if you are applying for a Contract as part of a Qualified Plan you may make a minimum initial Purchase Payment of $100, provided you intend to make Purchase Payments of at least $1,200 per year. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000. Purchase Payments will not be accepted after you reach age 86.
For a limited time, usually ten (10) days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See the “Contract Application and Purchase Payments” provision of this Prospectus.)

How do I allocate Purchase Payments?

You can allocate your Purchase Payments among the available Subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one (1) investment option. The minimum initial allocation into any Subaccount and into the Fixed Account is $100.

Can I transfer amounts among the investment alternatives?

You can generally make transfers among Subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. Transfers from our Fixed Account after the Annuity Date are not permitted. Before the Annuity Date, any transfer after the first twelve (12) transfers in a Contract Year will be subject to a $10.00 exchange fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

What is the death benefit under the Contract?

If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date due proof of death is received at our home office, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date of death. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See “Death Benefit Before Annuity Date” in the “Distributions Under the Contract” section of this Prospectus.)

Can I get my money if I need it?

You can withdraw all or part of your Accumulation Value at any time by sending us a written request before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your Contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See the “Taxation of Qualified Contracts” provision under the section “Federal Tax Matters” of this Prospectus.) If the Accumulation Value is less than $2,000, we will terminate the Contract and pay the surrender value to you. (See the “Surrenders” provision in the “Distributions Under the Contract” section of this Prospectus.) Depending upon the annuity option selected, you may also be able to withdraw any amount remaining during the Annuity Period. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

How can I receive annuity payments?

You can choose from a number of annuity payment options, which include:

•     monthly payments for a number of years;

•     payments for life;

•     payments made jointly.

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Portfolios. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

What are the charges and deductions under the Contract?

For the charges and deductions that apply, see the “Fee Tables” immediately following this section and see the “Charges and Deductions ” section of this Prospectus.

What are the tax consequences associated with the Contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.
Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59½.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See the “Federal Tax Matters” section of this Prospectus.)

If I have questions, where can I go?

If you have any questions about the Contract, you can contact your registered representative or write us at American National Insurance Company, P.O. Box 1893, Galveston, Texas, 77553-1893 or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.

Fee tables

Expenses Before the Annuity Date

The following tables summarize the charges we will make before the Annuity Date. The tables also summarize the fees and expenses of the Portfolios. You should consider this information with the information under the section “Charges and Deductions ” in this Prospectus.

Contract Owner Transaction Expenses

The first table describes the fees and expenses that you pay at the time you buy the Contract, surrender the Contract, or transfer accumulation value between subaccounts. State premium taxes will be deducted if assessed by a state.

Sales Load as a Percentage of Purchase Payments:      0%
Deferred Sales Load (“Surrender Charge”)

Free Withdrawal Amount

     In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value at the time of the withdrawal or (2) your Accumulation Value less total Purchase Payments (the “Free Withdrawal Amount”) with no Surrender Charge. The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge. If you withdraw less than 10% of your Accumulation Value, the Free Withdrawal Amount available under the 10% option for any subsequent withdrawal in that Contract Year will be reduced by the percentage previously withdrawn. (See the “Surrender Charge” provision in the “Charges and Deductions” section in this Prospectus.)

Calculation of Surrender Charges

     Surrender Charges vary, depending on the number of complete years elapsed since the Purchase Payment being withdrawn was paid, on a “first-paid, first-withdrawn” basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

Number of Completed Years	Surrender Charge as a Percentage
Since Purchase Payment	of the Purchase Payment
Made	Withdrawn or Surrendered
Less than 1	7.0%
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7 and thereafter	0.0%

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EXCHANGE FEE          $ 10

A fee of $10 is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT FEE1          $ 35

SEPARATE ACCOUNT ANNUAL EXPENSES

	Base Policy Only		Base Policy Plus Enhanced Death Benefit
		Min. Guar. Rider	3% Rider	5% Rider
(as percentage of average net assets)
Mortality Risk	0.70%	0.80%	0.90%	1.05%
Expense Risk Fee	0.40%	0.40%	0.40%	0.40%
Administrative Asset Fee	0.10%	0.10%	0.10%	0.10%
Total Separate Account
Annual Expenses	1.20%	1.30%	1.40%	1.55%

1Annual Contract Fee is not charged if all of your Accumulation Value is in Fixed Account or is greater than $50,000 on the last day of a Contract Year.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses	0.35%	2.42%

(before fee waivers or reimbursements)

2Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2008. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.21% and 1.53%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Expenses During the Annuity Period

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .70% and an expense risk fee of .45%. The Portfolios corresponding to the Subaccounts in which you have invested will charge the Portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

Examples

     The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable Annuity Contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

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Example with highest Portfolio expenses:

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios for the year ended December 31, 2008. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,117	$1,031	$ 847	$ 471

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 452	$ 456	$ 460	$ 471

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

Example with lowest Portfolio expenses:

This example uses the same assumptions as the prior example, except that it assumes the minimum fees and expenses of any of the Portfolios for the year ended December 31, 2008. Your actual expenses will vary depending upon the Portfolios you select. Although your actual costs may be higher, based on these assumptions, your cost would be:
If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 863	$ 813	$ 647	$ 248

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 198	$ 208	$ 218	$ 248

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

Accumulation Unit Values

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2008	2007	2006
AIM V.I. DYNAMICS FUND
Accumulation Unit Value at beginning of period	$ 1.160	$ 1.047	$ 0.913
Accumulation Unit Value at end of period	$ 0.595	$ 1.160	$ 1.047
Number of Accumulation Units outstanding at end of period	22,872	26,662	28,240
AIM V.I. FINANCIAL SERVICES FUND
Accumulation Unit Value at beginning of period	$ 1.026	$ 1.335	$ 1.160
Accumulation Unit Value at end of period	$ 0.411	$ 1.026	$ 1.335
Number of Accumulation Units outstanding at end of period	49,002	52,583	47,020
AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$ 1.259	$ 1.139	$ 1.096
Accumulation Unit Value at end of period	$ 0.888	$ 1.259	$ 1.139
Number of Accumulation Units outstanding at end of period	43,043	48,116	69,087
AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$ 2.969	$ 3.181	$ 2.258
Accumulation Unit Value at end of period	$ 1.624	$ 2.969	$ 3.181
Number of Accumulation Units outstanding at end of period	273,751	321,097	312,345
AIM V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$ 1.098	$ 1.035	$ 0.918
Accumulation Unit Value at end of period	$ 0.745	$ 1.098	$ 1.035
Number of Accumulation Units outstanding at end of period	163,995	189,489	98,355
AIM V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$ 0.645	$ 0.606	$ 0.555
Accumulation Unit Value at end of period	$ 0.354	$ 0.645	$ 0.606
Number of Accumulation Units outstanding at end of period	158,145	134,166	109,421
AIM V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$ 1.354	$ 1.136	$ 0.916
Accumulation Unit Value at end of period	$ 0.904	$ 1.354	$ 1.136
Number of Accumulation Units outstanding at end of period	570,991	632,820	333,164
ALGER AMERICAN BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.170	$ 1.054	$ 1.019
Accumulation Unit Value at end of period	$ 0.789	$ 1.170	$ 1.054
Number of Accumulation Units outstanding at end of period	1,112,868	1,287,028	1,344,254

5

2005	2004	2003	2002	2001

$ 0.834	$ 0.745	$ 0.547	$ 0.813	$ —
$ 0.913	$ 0.834	$ 0.745	$ 0.547	$ 0.813
13,324	11,174	3,242	4,095	—

$ 1.109	$ 1.032	$ 0.806	$ 0.959	$ —
$ 1.160	$ 1.109	$ 1.032	$ 0.806	$ 0.959
30,355	27,199	28,330	8,888	7,805

$ 1.025	$ 0.965	$ 0.764	$ 1.025	$ —
$ 1.096	$ 1.025	$ 0.965	$ 0.764	$ 1.025
66,650	60,714	59,190	21,253	2,968

$ 2.000	$ 1.482	$ 1.081	$ 1.028	$ —
$ 2.258	$ 2.000	$ 1.482	$ 1.081	$ 1.028
168,462	140,225	77,480	3,738	—

$ 0.883	$ 0.785	$ 0.595	$ 0.875	$ —
$ 0.918	$ 0.883	$ 0.785	$ 0.595	$ 0.875
44,064	25,092	1,302	883	—

$ 0.550	$ 0.532	$ 0.371	$ 0.706	$ —
$ 0.555	$ 0.550	$ 0.532	$ 0.371	$ 0.706
81,428	53,014	62,777	15,956	—

$ 0.794	$ 0.650	$ 0.560	$ 0.712	$ —
$ 0.916	$ 0.794	$ 0.650	$ 0.560	$ 0.712
211,088	20,564	13,193	3,454	—

$ 0.951	$ 0.920	$ 0.783	$ 0.903	$ 0.933
$ 1.019	$ 0.951	$ 0.920	$ 0.783	$ 0.903
1,361,716	1,108,051	987,473	807,878	44,883

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Accumulation Unit Values For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.923	$ 0.778	$ 0.749
Accumulation Unit Value at end of period	$ 0.491	$ 0.923	$ 0.778
Number of Accumulation Units outstanding at end of period	414,854	349,749	313,600
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.897	$ 0.824	$ 0.763
Accumulation Unit Value at end of period	$ 0.534	$ 0.897	$ 0.824
Number of Accumulation Units outstanding at end of period	148,817	221,643	152,370
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.080	$ 0.818	$ 0.695
Accumulation Unit Value at end of period	$ 0.585	$ 1.080	$ 0.818
Number of Accumulation Units outstanding at end of period	954,951	731,831	156,812
ALGER AMERICAN MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.538	$ 1.183	$ 1.087
Accumulation Unit Value at end of period	$ 0.633	$ 1.538	$ 1.183
Number of Accumulation Units outstanding at end of period	690,014	561,646	417,105
ALGER AMERICAN SMALLCAP PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.119	$ 0.966	$ 0.814
Accumulation Unit Value at end of period	$ 0.590	$ 1.119	$ 0.966
Number of Accumulation Units outstanding at end of period	653,078	624,054	496,508
AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.205	$ 1.163	$ 1.057
Accumulation Unit Value at end of period	$ 0.916	$ 1.205	$ 1.163
Number of Accumulation Units outstanding at end of period	977,284	1,415,138	1,277,414
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.198	$ 1.204	$ 1.030
Accumulation Unit Value at end of period	$ 0.830	$ 1.198	$ 1.204
Number of Accumulation Units outstanding at end of period	672,581	740,053	690,934
AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.311	$ 1.236	$ 1.211
Accumulation Unit Value at end of period	—	$ 1.311	$ 1.236
Number of Accumulation Units outstanding at end of period	—	976,160	985,985

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2005	2004	2003	2002	2001

$ 0.677	$ 0.649	$ 0.486	$ 0.734	$ 0.844
$ 0.749	$ 0.677	$ 0.649	$ 0.486	$ 0.734
957,580	1,070,297	515,856	475,928	86,053

$ 0.747	$ 0.701	$ 0.546	$ 0.802	$ 0.949
$ 0.763	$ 0.747	$ 0.701	$ 0.546	$ 0.802
143,489	152,528	92,239	91,271	41,849

$ 0.614	$ 0.575	$ 0.432	$ 0.661	$ 0.797
$ 0.695	$ 0.614	$ 0.575	$ 0.432	$ 0.661
109,188	100,947	312,992	259,540	58,083

$ 1.002	$ 0.897	$ 0.614	$ 0.882	$ 0.957
$ 1.087	$ 1.002	$ 0.897	$ 0.614	$ 0.882
258,789	287,287	165,356	58,359	50,831

$ 0.705	$ 0.612	$ 0.435	$ 0.597	$ 0.820
$ 0.814	$ 0.705	$ 0.612	$ 0.435	$ 0.597
115,807	67,068	38,235	13,984	10,025

$ 1.065	$ 1.016	$ 0.857	$ 0.929	$ 0.987
$ 1.057	$ 1.065	$ 1.016	$ 0.857	$ 0.929
1,386,976	989,173	470,378	184,293	96,328

$ 1.019	$ 0.944	$ 0.766	$ 0.903	$ 1.039
$ 1.030	$ 1.019	$ 0.944	$ 0.766	$ 0.903
778,558	657,275	380,154	272,783	231,855

$ 1.198	$ 1.192	$ 1.183	$ 1.107	$ 1.045
$ 1.211	$ 1.198	$ 1.192	$ 1.183	$ 1.107
1,111,447	905,600	472,867	132,190	31,805

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Accumulation Unit Values

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2008	2007	2006
AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.891	$ 0.856	$ 0.766
Accumulation Unit Value at end of period	$ 0.553	$ 0.891	$ 0.856
Number of Accumulation Units outstanding at end of period	368,754	259,558	276,081
AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.255	$ 1.253	$ 1.179
Accumulation Unit Value at end of period	$ —	$ 1.255	$ 1.253
Number of Accumulation Units outstanding at end of period	—	349,384	392,988
AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.055	$ 0.976	$ 0.825
Accumulation Unit Value at end of period	$ —	$ 1.055	$ 0.976
Number of Accumulation Units outstanding at end of period	—	229,026	171,909
AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.104	$ 1.069	$ 1.036
Accumulation Unit Value at end of period	$ 1.107	$ 1.104	$ 1.069
Number of Accumulation Units outstanding at end of period	3,591,579	861,323	805,899
AMERICAN NATIONAL SMALL-CAP/ MID CAP PORTFOLIO (merged into American National Growth Portfolio 12/5/08)
Accumulation Unit Value at beginning of period	$ 0.369	$ 0.289	$ 0.255
Accumulation Unit Value at end of period	$ —	$ 0.369	$ 0.289
Number of Accumulation Units outstanding at end of period	—	457,118	512,520
FEDERATED CAPITAL INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.984	$ 0.957	$ 0.838
Accumulation Unit Value at end of period	$ 0.774	$ 0.984	$ 0.957
Number of Accumulation Units outstanding at end of period	61,449	77,154	114,636
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$ 1.066	$ 1.057	$ 0.869
Accumulation Unit Value at end of period	$ 0.733	$ 1.066	$ 1.057
Number of Accumulation Units outstanding at end of period	284,760	311,840	141,574

9

2005	2004	2003	2002	2001

$ 0.751	$ 0.708	$ 0.564	$ 0.788	$ 0.952
$ 0.766	$ 0.751	$ 0.708	$ 0.564	$ 0.788
387,541	334,158	62,589	42,827	68,227

$ 1.222	$ 1.108	$ 0.947	$ 0.986	$ 0.994
$ 1.179	$ 1.222	$ 1.108	$ 0.947	$ 0.986
454,245	370,738	234,346	10,263	6,483

$ 0.783	$ 0.692	$ 0.515	$ 0.645	$ 0.851
$ 0.825	$ 0.783	$ 0.692	$ 0.515	$ 0.645
88,728	59,124	11,109	7,139	—

$ 1.022	$ 1.026	$ 1.033	$ 1.035	$ 1.018
$ 1.036	$ 1.022	$ 1.026	$ 1.033	$ 1.035
672,106	738,077	2,433,948	5,669,242	4,470,160

$ 0.248	$ 0.232	$ 0.127	$ 0.297	$ 0.663
$ 0.255	$ 0.248	$ 0.232	$ 0.127	$ 0.297
498,469	392,927	233,148	24,508	15,816

$ 0.797	$ 0.734	$ 0.616	$ 0.820	$ 0.957
$ 0.838	$ 0.797	$ 0.734	$ 0.616	$ 0.820
109,287	83,893	152,489	110,689	103,803

$ 0.851	$ 0.763	$ 0.607	$ 0.775	$ 0.883
$ 0.869	$ 0.851	$ 0.763	$ 0.607	$ 0.775
160,561	156,270	62,499	64,587	3,864

10

Accumulation Unit Values

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2008	2007	2006
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.378	$ 1.348	$ 1.231
Accumulation Unit Value at end of period	$ 1.007	$ 1.378	$ 1.348
Number of Accumulation Units outstanding at end of period	642,225	638,630	489,580
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.627	$ 1.360	$ 1.198
Accumulation Unit Value at end of period	$ 0.936	$ 1.627	$ 1.360
Number of Accumulation Units outstanding at end of period	56,637	58,681	18,654
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$ 1.033	$ 0.886	$ 0.828
Accumulation Unit Value at end of period	$ 0.577	$ 1.033	$ 0.886
Number of Accumulation Units outstanding at end of period	240,063	177,457	156,749
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.078	$ 1.036	$ 1.006
Accumulation Unit Value at end of period	$ 0.988	$ 1.078	$ 1.036
Number of Accumulation Units outstanding at end of period	217,706	201,429	90,531
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$ 1.084	$ 1.033	$ 1.003
Accumulation Unit Value at end of period	$ 1.117	$ 1.084	$ 1.033
Number of Accumulation Units outstanding at end of period	119,190	52,154	23,870
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.156	$ 0.998	$ 0.932
Accumulation Unit Value at end of period	$ 0.584	$ 1.156	$ 0.998
Number of Accumulation Units outstanding at end of period	270,662	196,626	103,520
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.569	$ 1.353	$ 1.229
Accumulation Unit Value at end of period	$ 0.888	$ 1.569	$ 1.353
Number of Accumulation Units outstanding at end of period	2,359,975	2,225,007	1,669,974
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.298	$ 1.297	$ 1.095
Accumulation Unit Value at end of period	$ 0.733	$ 1.298	$ 1.297
Number of Accumulation Units outstanding at end of period	350,682	308,624	87,418

11

2005	2004	2003	2002	2001

$ 1.214	$ 1.112	$ 0.921	$ 0.920	$ 0.919
$ 1.231	$ 1.214	$ 1.112	$ 0.921	$ 0.920
491,291	376,152	370,954	306,402	283,596

$ —	N/A	N/A	N/A	N/A
$ 1.198	N/A	N/A	N/A	N/A
3,374	N/A	N/A	N/A	N/A

$ 0.744	$ 0.652	$ 0.471	$ 0.647	$ 0.845
$ 0.828	$ 0.744	$ 0.652	$ 0.471	$ 0.647
66,964	29,527	6,241	5,141	2,457

$ —	N/A	N/A	N/A	N/A
$ 1.006	N/A	N/A	N/A	N/A
6,087	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.003	N/A	N/A	N/A	N/A
3,889	N/A	N/A	N/A	N/A

$ 0.876	$ 0.806	$ 0.626	$ 0.864	$ —
$ 0.932	$ 0.876	$ 0.806	$ 0.626	$ 0.864
77,350	66,127	22,630	3,420	659

$ 1.067	$ 0.937	$ 0.740	$ 0.829	$ 0.959
$ 1.229	$ 1.067	$ 0.937	$ 0.740	$ 0.829
1,739,335	1,387,580	889,891	797,162	71,238

$ —	N/A	N/A	N/A	N/A
$ 1.095	N/A	N/A	N/A	N/A
4,196	N/A	N/A	N/A	N/A

12

Accumulation Unit Values For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
FIDELITY VIP GROWTH AND INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.371	$ 1.240	$ 1.112
Accumulation Unit Value at end of period	$ 0.787	$ 1.371	$ 1.240
Number of Accumulation Units outstanding at end of period	179,412	146,446	76,562
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.045	$ 0.861	$ 0.829
Accumulation Unit Value at end of period	$ 0.463	$ 1.045	$ 0.861
Number of Accumulation Units outstanding at end of period	306,686	423,299	221,807
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.031	$ 0.992	$ 0.870
Accumulation Unit Value at end of period	$ 0.640	$ 1.031	$ 0.992
Number of Accumulation Units outstanding at end of period	2,137,982	2,205,481	1,775,792
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.064	$ 1.035	$ 1.006
Accumulation Unit Value at end of period	$ 1.014	$ 1.064	$ 1.035
Number of Accumulation Units outstanding at end of period	209,173	231,999	157,392
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 2.287	$ 2.007	$ 1.807
Accumulation Unit Value at end of period	$ 1.364	$ 2.287	$ 2.007
Number of Accumulation Units outstanding at end of period	1,509,570	1,510,292	1,110,006
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.315	$ 1.277	$ 1.125
Accumulation Unit Value at end of period	$ 0.715	$ 1.315	$ 1.277
Number of Accumulation Units outstanding at end of period	60,820	72,702	14,492
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.249	$ 1.241	$ 1.098
Accumulation Unit Value at end of period	$ 0.659	$ 1.249	$ 1.241
Number of Accumulation Units outstanding at end of period	131,306	132,071	63,231
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.399	$ 1.343	$ 1.172
Accumulation Unit Value at end of period	$ 0.673	$ 1.399	$ 1.343
Number of Accumulation Units outstanding at end of period	280,949	341,099	150,775

13

2005	2004	2003	2002	2001

$ —	N/A	N/A	N/A	N/A
$ 1.112	N/A	N/A	N/A	N/A
44,565	N/A	N/A	N/A	N/A

$ 0.772	$ 0.731	$ 0.572	$ 0.742	$ 0.881
$ 0.829	$ 0.772	$ 0.731	$ 0.572	$ 0.742
169,855	95,917	61,983	42,986	37,621

$ 0.842	$ 0.772	$ 0.610	$ 0.797	$ 0.921
$ 0.870	$ 0.842	$ 0.772	$ 0.610	$ 0.797
1,357,761	1,226,655	850,841	642,738	486,518

$ —	N/A	N/A	N/A	N/A
$ 1.006	N/A	N/A	N/A	N/A
97,623	N/A	N/A	N/A	N/A

$ 1.549	$ 1.258	$ 0.921	$ 1.036	$ —
$ 1.807	$ 1.549	$ 1.258	$ 0.921	$ .036
1,206,303	919,800	365,393	269,045	14,858

$ —	N/A	N/A	N/A	N/A
$ 1.125	N/A	N/A	N/A	N/A
17,228	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.098	N/A	N/A	N/A	N/A
8,851	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.172	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

14

accumulation Unit Values For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$ 0.821	$ 0.748	$ 0.665
Accumulation Unit Value at end of period	$ 0.494	$ 0.821	$ 0.748
Number of Accumulation Units outstanding at end of period	62,906	76,213	79,258
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$ 0.713	$ 0.596	$ 0.559
Accumulation Unit Value at end of period	$ 0.441	$ 0.713	$ 0.596
Number of Accumulation Units outstanding at end of period	285,284	263,367	195,752
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$ 1.114	$ 1.022	$ 0.916
Accumulation Unit Value at end of period	$ 0.737	$ 1.114	$ 1.022
Number of Accumulation Units outstanding at end of period	268,793	395,301	411,939
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$ 0.949	$ 0.849	$ 0.777
Accumulation Unit Value at end of period	$ 0.599	$ 0.949	$ 0.849
Number of Accumulation Units outstanding at end of period	14,343	18,335	83,405
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.596	$ 1.564	$ 1.330
Accumulation Unit Value at end of period	$ 1.007	$ 1.596	$ 1.564
Number of Accumulation Units outstanding at end of period	1,852,222	1,852,085	1,423,550
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.161	$ 1.040	$ 0.884
Accumulation Unit Value at end of period	$ 0.589	$ 1.161	$ 1.040
Number of Accumulation Units outstanding at end of period	1,383,770	1,224,019	692,466
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.273	$ 1.222	$ 1.188
Accumulation Unit Value at end of period	$ 1.277	$ 1.273	$ 1.222
Number of Accumulation Units outstanding at end of period	543,725	604,346	551,769
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.695	$ 1.460	$ 1.386
Accumulation Unit Value at end of period	$ 1.009	$ 1.695	$ 1.460
Number of Accumulation Units outstanding at end of period	174,931	223,923	244,045

15

2005	2004	2003	2002	2001

$ 0.662	$ 0.595	$ 0.473	$ 0.681	$ 0.902
$ 0.665	$ 0.662	$ 0.595	$ 0.473	$ 0.681
69,832	78,131	119,085	91,725	65,929

$ 0.518	$ 0.464	$ 0.361	$ 0.551	$ 0.840
$ 0.559	$ 0.518	$ 0.464	$ 0.361	$ 0.551
174,018	71,128	76,831	77,746	49,717

$ 0.864	$ 0.785	$ 0.650	$ 0.833	$ 1.004
$ 0.916	$ 0.864	$ 0.785	$ 0.650	$ 0.833
443,395	464,113	407,518	77,484	39,796

$ 0.730	$ 0.638	$ 0.517	$ 0.694	$ 0.893
$ 0.777	$ 0.730	$ 0.638	$ 0.517	$ 0.694
135,502	145,557	147,957	174,417	100,749

$ 1.296	$ 1.141	$ 0.920	$ 1.072	$ 1.084
$ 1.330	$ 1.296	$ 1.141	$ 0.920	$ 1.072
1,734,496	1,430,280	1,088,766	938,974	107,564

$ 0.771	$ 0.686	$ 0.532	$ 0.659	$ 0.858
$ 0.884	$ 0.771	$ 0.686	$ 0.532	$ 0.659
1,127,428	1,011,214	448,455	418,239	—

$ 1.182	$ 1.183	$ 1.148	$ 1.103	$ 1.031
$ 1.188	$ 1.182	$ 1.183	$ 1.148	$ 1.103
497,522	290,277	305,027	156,695	36,523

$ 1.222	$ 1.045	$ 0.765	$ 0.983	$ 1.005
$ 1.386	$ 1.222	$ 1.045	$ 0.765	$ 0.983
278,243	330,082	263,494	161,589	64,280

16

Accumulation Unit Values For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
AIM V.I. DYNAMICS FUND
Accumulation Unit Value at beginning of period	$ 1.145	$ 1.035	$ 0.904
Accumulation Unit Value at end of period	$ 0.586	$ 1.145	$ 1.035
Number of Accumulation Units outstanding at end of period	—	—	—
AIM V.I. FINANCIAL SERVICES FUND
Accumulation Unit Value at beginning of period	$ 1.012	$ 1.319	$ 1.149
Accumulation Unit Value at end of period	$ 0.405	$ 1.012	$ 1.319
Number of Accumulation Units outstanding at end of period	—	—	—
AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$ 1.242	$ 1.126	$ 1.085
Accumulation Unit Value at end of period	$ 0.874	$ 1.242	$ 1.126
Number of Accumulation Units outstanding at end of period	—	—	—
AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$ 2.929	$ 3.145	$ 2.236
Accumulation Unit Value at end of period	$ 1.599	$ 2.929	$ 3.145
Number of Accumulation Units outstanding at end of period	—	—	11,746
AIM V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$ 1.083	$ 1.023	$ 0.909
Accumulation Unit Value at end of period	$ 0.734	$ 1.083	$ 1.023
Number of Accumulation Units outstanding at end of period	—	—	—
AIM V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$ 0.636	$ 0.599	$ 0.550
Accumulation Unit Value at end of period	$ 0.348	$ 0.636	$ 0.599
Number of Accumulation Units outstanding at end of period	—	—	—
AIM V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$ 1.335	$ 1.123	$ 0.907
Accumulation Unit Value at end of period	$ 0.891	$ 1.335	$ 1.123
Number of Accumulation Units outstanding at end of period	—	—	—
ALGER AMERICAN BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.152	$ 1.040	$ 1.007
Accumulation Unit Value at end of period	$ 0.775	$ 1.152	$ 1.040
Number of Accumulation Units outstanding at end of period	353	360	366

17

2005	2004	2003	2002	2001

$ 0.828	$ 0.741	$ 0.545	$ 0.812	$ —
$ 0.904	$ 0.828	$ 0.741	$ 0.545	$ 0.812
—	—	—	—	—

$ 1.100	$ 1.027	$ 0.803	$ 0.958	$ —
$ 1.149	$ 1.100	$ 1.027	$ 0.803	$ 0.958
—	—	—	—	—

$ 1.018	$ 0.959	$ 0.761	$ 1.023	$ —
$ 1.085	$ 1.018	$ 0.959	$ 0.761	$ 1.023
—	—	—	—	—

$ 1.985	$ 1.474	$ 1.077	$ 1.027	$ —
$ 2.236	$ 1.985	$ 1.474	$ 1.077	$ 1.027
13,594	8,999	—	—	—

$ 0.876	$ 0.780	$ 0.593	$ 0.873	$ —
$ 0.909	$ 0.876	$ 0.780	$ 0.593	$ 0.873
—	—	—	—	—

$ 0.546	$ 0.529	$ 0.369	$ 0.705	$ —
$ 0.550	$ 0.546	$ 0.529	$ 0.369	$ 0.705
—	—	—	—	—

$ 0.788	$ 0.646	$ 0.558	$ 0.710	$ —
$ 0.907	$ 0.788	$ 0.646	$ 0.558	$ 0.710
—	—	—	—	—

$ 0.942	$ 0.913	$ 0.778	$ 0.900	$ 0.932
$ 1.007	$ 0.942	$ 0.913	$ 0.778	$ 0.900
374	383	393	405	—
18

Accumulation Unit Values For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.908	$ 0.768	$ 0.741
Accumulation Unit Value at end of period	$ 0.482	$ 0.908	$ 0.768
Number of Accumulation Units outstanding at end of period	—	—	—
ALGER AMERICAN INCOME & GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.883	$ 0.813	$ 0.754
Accumulation Unit Value at end of period	$ 0.527	$ 0.883	$ 0.813
Number of Accumulation Units outstanding at end of period	1,313	1,322	1,332
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.063	$ 0.807	$ 0.686
Accumulation Unit Value at end of period	$ 0.575	$ 1.063	$ 0.807
Number of Accumulation Units outstanding at end of period	2,131	2,153	2,174
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.514	$ 1.167	$ 1.075
Accumulation Unit Value at end of period	$ 0.621	$ 1.514	$ 1.167
Number of Accumulation Units outstanding at end of period	85	99	108
ALGER AMERICAN SMALLCAP PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.101	$ 0.953	$ 0.805
Accumulation Unit Value at end of period	$ 0.580	$ 1.101	$ 0.953
Number of Accumulation Units outstanding at end of period	—	—	6,334
AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.186	$ 1.147	$ 1.045
Accumulation Unit Value at end of period	$ 0.900	$ 1.186	$ 1.147
Number of Accumulation Units outstanding at end of period	6,088	6,140	6,208
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.179	$ 1.188	$ 1.018
Accumulation Unit Value at end of period	$ 0.816	$ 1.179	$ 1.188
Number of Accumulation Units outstanding at end of period	86	101	29,465
AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.290	$ 1.220	$ 1.197
Accumulation Unit Value at end of period	$ —	$ 1.290	$ 1.220
Number of Accumulation Units outstanding at end of period	—	—	53,416

19

2005	2004	2003	2002	2001

$ 0.670	$ 0.644	$ 0.483	$ 0.732	$ 0.843
$ 0.741	$ 0.670	$ 0.644	$ 0.483	$ 0.732
—	—	—	—	—

$ 0.740	$ 0.695	$ 0.543	$ 0.800	$ 0.948
$ 0.754	$ 0.740	$ 0.695	$ 0.543	$ 0.800
1,342	1,354	1,367	1,386	—

$ 0.608	$ 0.570	$ 0.429	$ 0.659	$ 0.796
$ 0.686	$ 0.608	$ 0.570	$ 0.429	$ 0.659
2,198	2,225	2,255	4,322	—

$ 0.992	$ 0.890	$ 0.611	$ 0.879	$ 0.956
$ 1.075	$ 0.992	$ 0.890	$ 0.611	$ 0.879
119	131	38	—	—

$ 0.698	$ 0.608	$ 0.433	$ 0.595	$ 0.819
$ 0.805	$ 0.698	$ 0.608	$ 0.433	$ 0.595
—	—	—	78,781	78,781

$ 1.055	$ 1.009	$ 0.852	$ 0.926	$ 0.986
$ 1.045	$ 1.055	$ 1.009	$ 0.852	$ 0.926
6,218	6,263	43,897	6,211	—

$ 1.010	$ 0.937	$ 0.762	$ 0.900	$ 1.038
$ 1.018	$ 1.010	$ 0.937	$ 0.762	$ 0.900
29,376	41,193	28,025	—	—

$ 1.187	$ 1.183	$ 1.177	$ 1.103	$ 1.044
$ 1.197	$ 1.187	$ 1.183	$ 1.177	$ 1.103
49,590	46,991	50,172	577	—

20

Accumulation Unit Values For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.877	$ 0.844	$ 0.757
Accumulation Unit Value at end of period	$ 0.543	$ 0.877	$ 0.844
Number of Accumulation Units outstanding at end of period	—	—	—
AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.236	$ 1.236	$ 1.165
Accumulation Unit Value at end of period	$ —	$ 1.236	$ 1.236
Number of Accumulation Units outstanding at end of period	—	—	—
AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.039	$ 0.962	$ 0.815
Accumulation Unit Value at end of period	$ —	$ 1.039	$ 0.962
Number of Accumulation Units outstanding at end of period	—	—	—
AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.087	$ 1.054	$ 1.024
Accumulation Unit Value at end of period	$ 1.087	$ 1.087	$ 1.054
Number of Accumulation Units outstanding at end of period	—	—	—
AMERICAN NATIONAL SMALL-CAP/ MID-CAP PORTFOLIO (merged into American National Growth Portfolio 12/5/08)
Accumulation Unit Value at beginning of period	$ 0.363	$ 0.285	$ 0.252
Accumulation Unit Value at end of period	$ —	$ 0.363	$ 0.285
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED CAPITAL INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.968	$ 0.944	$ 0.828
Accumulation Unit Value at end of period	$ 0.760	$ 0.968	$ 0.944
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$ 1.050	$ 1.043	$ 0.859
Accumulation Unit Value at end of period	$ 0.720	$ 1.050	$ 1.043
Number of Accumulation Units outstanding at end of period	—	—	—

21

2005	2004	2003	2002	2001

$ 0.744	$ 0.702	$ 0.560	$ 0.785	$ 0.951
$ 0.757	$ 0.744	$ 0.702	$ 0.560	$ 0.785
—	—	—	—	—

$ 1.210	$ 1.100	$ 0.941	$ 0.982	$ 0.993
$ 1.165	$ 1.210	$ 1.100	$ 0.941	$ 0.982
—	—	—	—	—

$ 0.775	$ 0.686	$ 0.513	$ 0.642	$ 0.850
$ 0.815	$ 0.775	$ 0.686	$ 0.513	$ 0.642
—	—	—	—	—

$ 1.012	$ 1.018	$ 1.027	$ 1.032	$ 1.017
$ 1.024	$ 1.012	$ 1.018	$ 1.027	$ 1.032
—	—	—	—	5,671

$ 0.246	$ 0.230	$ 0.127	$ 0.296	$ 0.662
$ 0.252	$ 0.246	$ 0.230	$ 0.127	$ 0.296
—	—	—	—	—

$ 0.790	$ 0.729	$ 0.612	$ 0.817	$ 0.956
$ 0.828	$ 0.790	$ 0.729	$ 0.612	$ 0.817
—	—	—	—	—

$ 0.843	$ 0.758	$ 0.604	$ 0.773	$ 0.882
$ 0.859	$ 0.843	$ 0.758	$ 0.604	$ 0.773
—	—	—	—	—

22

Accumulation Unit Values For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.356	$ 1.330	$ 1.217
Accumulation Unit Value at end of period	$ 0.990	$ 1.356	$ 1.330
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.618	$ 1.356	$ 1.197
Accumulation Unit Value at end of period	$ 0.929	$ 1.618	$ 1.356
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$ 1.017	$ 0.874	$ 0.819
Accumulation Unit Value at end of period	$ 0.566	$ 1.017	$ 0.874
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.073	$ 1.032	$ 1.005
Accumulation Unit Value at end of period	$ 0.980	$ 1.073	$ 1.032
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$ 1.079	$ 1.029	$ 1.002
Accumulation Unit Value at end of period	$ 1.109	$ 1.079	$ 1.029
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.141	$ 0.986	$ 0.923
Accumulation Unit Value at end of period	$ 0.575	$ 1.141	$ 0.986
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.544	$ 1.335	$ 1.215
Accumulation Unit Value at end of period	$ 0.873	$ 1.544	$ 1.335
Number of Accumulation Units outstanding at end of period	2,061	2,065	2,069
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.291	$ 1.293	$ 1.093
Accumulation Unit Value at end of period	$ 0.728	$ 1.291	$ 1.293
Number of Accumulation Units outstanding at end of period	—	10,609	—

23

2005	2004	2003	2002	2001

$ 1.202	$ 1.104	$ 0.916	$ 0.916	$ 0.918
$ 1.217	$ 1.202	$ 1.104	$ 0.916	$ 0.916
—	—	—	—	—

$ —	N/A	N/A	N/A	N/A
$ 1.197	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 0.737	$ 0.647	$ 0.468	$ 0.645	$ 0.844
$ 0.819	$ 0.737	$ 0.647	$ 0.468	$ 0.645
—	—	—	—	—

$ —	N/A	N/A	N/A	N/A
$ 1.005	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.002	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 0.869	$ 0.801	$ 0.624	$ 0.862	$ —
$ 0.923	$ 0.869	$ 0.801	$ 0.624	$ 0.862
—	—	—	—	—

$ 1.056	$ 0.930	$ 0.736	$ 0.826	$ 0.958
$ 1.215	$ 1.056	$ 0.930	$ 0.736	$ 0.826
204	206	208	75,093	74,882

$ —	N/A	N/A	N/A	N/A
$ 1.093	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

24

Accumulation Unit Values For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
FIDELITY VIP GROWTH AND INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.363	$ 1.236	$ 1.111
Accumulation Unit Value at end of period	$ 0.781	$ 1.363	$ 1.236
Number of Accumulation Units outstanding at end of period	—	10,052	—
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.029	$ 0.849	$ 0.819
Accumulation Unit Value at end of period	$ 0.455	$ 1.029	$ 0.849
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.015	$ 0.979	$ 0.860
Accumulation Unit Value at end of period	$ 0.629	$ 1.015	$ 0.979
Number of Accumulation Units outstanding at end of period	401	409	417
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.058	$ 1.031	$ 1.004
Accumulation Unit Value at end of period	$ 1.008	$ 1.058	$ 1.031
Number of Accumulation Units outstanding at end of period	—	12,317	—
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 2.256	$ 1.983	$ 1.789
Accumulation Unit Value at end of period	$ 1.343	$ 2.256	$ 1.983
Number of Accumulation Units outstanding at end of period	4,536	4,554	10,581
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.308	$ 1.273	$ 1.124
Accumulation Unit Value at end of period	$ 0.712	$ 1.308	$ 1.273
Number of Accumulation Units outstanding at end of period	4,918	4,926	4,933
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.242	$ 1.237	$ 1.096
Accumulation Unit Value at end of period	$ 0.654	$ 1.242	$ 1.237
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.392	$ 1.339	$ 1.170
Accumulation Unit Value at end of period	$ 0.669	$ 1.392	$ 1.339
Number of Accumulation Units outstanding at end of period	—	—	4,503

25

2005	2004	2003	2002	2001

$ —	N/A	N/A	N/A	N/A
$ 1.111	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 0.764	$ 0.725	$ 0.568	$ 0.739	$ 0.880
$ 0.819	$ 0.764	$ 0.725	$ 0.568	$ 0.739
—	—	—	—	—

$ 0.834	$ 0.767	$ 0.607	$ 0.794	$ 0.920
$ 0.860	$ 0.834	$ 0.767	$ 0.607	$ 0.794
426	436	447	116,710	116,249

$ —	N/A	N/A	N/A	N/A
$ 1.004	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 1.537	$ 1.251	$ 0.917	$ 1.034	$ —
$ 1.789	$ 1.537	$ 1.251	$ 0.917	$ 1.034
1,427	1,444	1,462	2,675	—

$ —	N/A	N/A	N/A	N/A
$ 1.124	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.096	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.170	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

26

Accumulation Unit Values For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$ 0.808	$ 0.737	$ 0.657
Accumulation Unit Value at end of period	$ 0.485	$ 0.808	$ 0.737
Number of Accumulation Units outstanding at end of period	—	—	—
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$ 0.702	$ 0.588	$ 0.552
Accumulation Unit Value at end of period	$ 0.433	$ 0.702	$ 0.588
Number of Accumulation Units outstanding at end of period	—	—	—
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$ 1.097	$ 1.009	$ 0.905
Accumulation Unit Value at end of period	$ 0.724	$ 1.097	$ 1.009
Number of Accumulation Units outstanding at end of period	—	—	—
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$ 0.934	$ 0.837	$ 0.768
Accumulation Unit Value at end of period	$ 0.589	$ 0.934	$ 0.837
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.571	$ 1.543	$ 1.315
Accumulation Unit Value at end of period	$ 0.990	$ 1.571	$ 1.543
Number of Accumulation Units outstanding at end of period	6,479	15,164	17,015
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.143	$ 1.026	$ 0.874
Accumulation Unit Value at end of period	$ 0.578	$ 1.143	$ 1.026
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.253	$ 1.205	$ 1.174
Accumulation Unit Value at end of period	$ 1.255	$ 1.253	$ 1.205
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.669	$ 1.440	$ 1.370
Accumulation Unit Value at end of period	$ 0.991	$ 1.669	$ 1.440
Number of Accumulation Units outstanding at end of period	—	—	—

27

2005	2004	2003	2002	2001

$ 0.655	$ 0.591	$ 0.470	$ 0.679	$ 0.901
$ 0.657	$ 0.655	$ 0.591	$ 0.470	$ 0.679
—	—	—	—	—

$ 0.513	$ 0.461	$ 0.359	$ 0.549	$ 0.839
$ 0.552	$ 0.513	$ 0.461	$ 0.359	$ 0.549
—	—	—	—	—

$ 0.855	$ 0.779	$ 0.647	$ 0.830	$ 1.003
$ 0.905	$ 0.855	$ 0.779	$ 0.647	$ 0.830
—	—	—	—	—

$ 0.723	$ 0.633	$ 0.514	$ 0.691	$ 0.892
$ 0.768	$ 0.723	$ 0.633	$ 0.514	$ 0.691
—	—	—	—	—

$ 1.283	$ 1.132	$ 0.915	$ 1.068	$ 1.083
$ 1.315	$ 1.283	$ 1.132	$ 0.915	$ 1.068
87	38	68	58,213	58,111

$ 0.763	$ 0.680	$ 0.529	$ 0.656	$ 0.857
$ 0.874	$ 0.763	$ 0.680	$ 0.529	$ 0.656
—	—	—	—	—

$ 1.170	$ 1.174	$ 1.142	$ 1.099	$ 1.030
$ 1.174	$ 1.170	$ 1.174	$ 1.142	$ 1.099
—	—	—	—	—

$ 1.211	$ 1.037	$ 0.760	$ 0.979	$ 1.004
$ 1.370	$ 1.211	$ 1.037	$ 0.760	$ 0.979
—	—	—	50,534	50,534

28

Accumulation Unit Values For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
AIM V.I. DYNAMICS FUND
Accumulation Unit Value at beginning of period	$ 1.133	$ 1.026	$ 0.897
Accumulation Unit Value at end of period	$ 0.579	$ 1.133	$ 1.026
Number of Accumulation Units outstanding at end of period	8,328	7,493	7,826
AIM V.I. FINANCIAL SERVICES FUND
Accumulation Unit Value at beginning of period	$ 1.002	$ 1.308	$ 1.141
Accumulation Unit Value at end of period	$ 0.340	$ 1.002	$ 1.308
Number of Accumulation Units outstanding at end of period	—	—	—
AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$ 1.230	$ 1.117	$ 1.077
Accumulation Unit Value at end of period	$ 0.864	$ 1.230	$ 1.117
Number of Accumulation Units outstanding at end of period	11,824	11,824	11,824
AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$ 2.899	$ 3.118	$ 2.220
Accumulation Unit Value at end of period	$ 1.580	$ 2.899	$ 3.118
Number of Accumulation Units outstanding at end of period	38,371	37,227	29,492
AIM V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$ 1.073	$ 1.015	$ 0.903
Accumulation Unit Value at end of period	$ 0.725	$ 1.073	$ 1.015
Number of Accumulation Units outstanding at end of period	—	—	—
AIM V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$ 0.630	$ 0.594	$ 0.546
Accumulation Unit Value at end of period	$ 0.344	$ 0.630	$ 0.594
Number of Accumulation Units outstanding at end of period	—	—	—
AIM V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$ 1.322	$ 1.113	$ 0.901
Accumulation Unit Value at end of period	$ 0.880	$ 1.322	$ 1.113
Number of Accumulation Units outstanding at end of period	79,297	64,791	64,791
ALGER AMERICAN BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.139	$ 1.030	$ 0.998
Accumulation Unit Value at end of period	$ 0.765	$ 1.139	$ 1.030
Number of Accumulation Units outstanding at end of period	11,276	15,599	16,019

29

2005	2004	2003	2002	2001

$ 0.823	$ 0.738	$ 0.544	$ 0.811	$ —
$ 0.897	$ 0.823	$ 0.738	$ 0.544	$ 0.811
—	—	—	—	—

$ 1.094	$ 1.022	$ 0.801	$ 0.957	$ —
$ 1.141	$ 1.094	$ 1.022	$ 0.801	$ 0.957
—	—	10,254	—	—

$ 1.012	$ 0.955	$ 0.759	$ 1.022	$ —
$ 1.077	$ 1.012	$ 0.955	$ 0.759	$ 1.022
70,846	48,369	27,658	17,133	17,133

$ 1.974	$ 1.468	$ 1.074	$ 1.025	$ —
$ 2.220	$ 1.974	$ 1.468	$ 1.074	$ 1.025
32,901	21,924	24,198	—	—

$ 0.872	$ 0.777	$ 0.592	$ 0.872	$ —
$ 0.903	$ 0.872	$ 0.777	$ 0.592	$ 0.872
—	—	—	—	—

$ 0.543	$ 0.527	$ 0.368	$ 0.704	$ —
$ 0.546	$ 0.543	$ 0.527	$ 0.368	$ 0.704
—	—	—	—	—

$ 0.783	$ 0.644	$ 0.557	$ 0.710	$ —
$ 0.901	$ 0.783	$ 0.644	$ 0.557	$ 0.710
38,674	—	—	—	—

$ 0.935	$ 0.908	$ 0.775	$ 0.898	$ 0.932
$ 0.998	$ 0.935	$ 0.908	$ 0.775	$ 0.898
18,005	20,644	63,176	26,714	29,770

30

Accumulation Unit Values For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.898	$ 0.760	$ 0.734
Accumulation Unit Value at end of period	$ 0.476	$ 0.898	$ 0.760
Number of Accumulation Units outstanding at end of period	309,155	320,903	355,221
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.873	$ 0.805	$ 0.748
Accumulation Unit Value at end of period	$ 0.520	$ 0.873	$ 0.805
Number of Accumulation Units outstanding at end of period	132,342	132,341	132,254
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.051	$ 0.799	$ 0.681
Accumulation Unit Value at end of period	$ 0.568	$ 1.051	$ 0.799
Number of Accumulation Units outstanding at end of period	43,364	43,617	36,993
ALGER AMERICAN MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.497	$ 1.156	$ 1.066
Accumulation Unit Value at end of period	$ 0.614	$ 1.497	$ 1.156
Number of Accumulation Units outstanding at end of period	195,644	171,772	130,066
ALGER AMERICAN SMALLCAP PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.089	$ 0.943	$ 0.798
Accumulation Unit Value at end of period	$ 0.573	$ 1.089	$ 0.943
Number of Accumulation Units outstanding at end of period	155,183	140,024	92,161
AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.172	$ 1.136	$ 1.036
Accumulation Unit Value at end of period	$ 0.889	$ 1.172	$ 1.136
Number of Accumulation Units outstanding at end of period	107,400	150,035	145,073
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.166	$ 1.176	$ 1.010
Accumulation Unit Value at end of period	$ 0.805	$ 1.166	$ 1.176
Number of Accumulation Units outstanding at end of period	80,968	85,657	111,473
AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO (liquidated 12/5/08)
Accumulation unit value at beginning of period	$ 1.276	$ 1.208	$ 1.187
Accumulation Unit Value at end of period	$ —	$ 1.276	$ 1.208
Number of Accumulation Units outstanding at end of period	—	130,929	93,667

31

2005	2004	2003	2002	2001

$ 0.666	$ 0.641	$ 0.482	$ 0.730	$ 0.843
$ 0.734	$ 0.666	$ 0.641	$ 0.482	$ 0.730
306,715	353,369	511,503	579,244	878,646

$ 0.734	$ 0.692	$ 0.541	$ 0.798	$ 0.948
$ 0.748	$ 0.734	$ 0.692	$ 0.541	$ 0.798
156,879	136,203	160,729	220,923	219,725

$ 0.604	$ 0.567	$ 0.428	$ 0.657	$ 0.796
$ 0.681	$ 0.604	$ 0.567	$ 0.428	$ 0.657
42,891	43,984	105,829	84,773	65,632

$ 0.985	$ 0.885	$ 0.608	$ 0.877	$ 0.955
$ 1.066	$ 0.985	$ 0.885	$ 0.608	$ 0.877
78,946	131,365	124,320	115,182	91,161

$ 0.694	$ 0.604	$ 0.431	$ 0.594	$ 0.819
$ 0.798	$ 0.694	$ 0.604	$ 0.431	$ 0.594
44,448	33,945	29,682	29,682	29,682

$ 1.047	$ 1.003	$ 0.849	$ 0.923	$ 0.985
$ 1.036	$ 1.047	$ 1.003	$ 0.849	$ 0.923
131,097	161,820	68,648	66,907	59,445

$ 1.003	$ 0.932	$ 0.759	$ 0.897	$ 1.037
$ 1.010	$ 1.003	$ 0.932	$ 0.759	$ 0.897
100,356	145,611	124,971	75,357	75,400

$ 1.179	$ 1.177	$ 1.172	$ 1.100	$ 1.044
$ 1.187	$ 1.179	$ 1.177	$ 1.172	$ 1.100
81,134	45,783	198,394	212,941	18,712

32

Accumulation Unit Values For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.867	$ 0.836	$ 0.750
Accumulation Unit Value at end of period	$ 0.536	$ 0.867	$ 0.836
Number of Accumulation Units outstanding at end of period	—	—	—
AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.222	$ 1.223	$ 1.156
Accumulation Unit Value at end of period	$ —	$ 1.222	$ 1.223
Number of Accumulation Units outstanding at end of period	—	45,859	45,191
AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.027	$ 0.953	$ 0.808
Accumulation Unit Value at end of period	$ —	$ 1.027	$ 0.953
Number of Accumulation Units outstanding at end of period	—	31,816	31,824
AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.074	$ 1.044	$ 1.015
Accumulation Unit Value at end of period	$ 1.074	$ 1.074	$ 1.044
Number of Accumulation Units outstanding at end of period	499,100	392,322	231,737
AMERICAN NATIONAL SMALL-CAP/ MID CAP PORTFOLIO (merged into American National Growth Portfolio 12/5/08)
Accumulation Unit Value at beginning of period	$ 0.359	$ 0.283	$ 0.250
Accumulation Unit Value at end of period	$ —	$ 0.359	$ 0.283
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED CAPITAL INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.957	$ 0.935	$ 0.821
Accumulation Unit Value at end of period	$ 0.751	$ 0.957	$ 0.935
Number of Accumulation Units outstanding at end of period	27,426	13,570	15,098
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$ 1.038	$ 1.033	$ 0.852
Accumulation Unit Value at end of period	$ 0.711	$ 1.038	$ 1.033
Number of Accumulation Units outstanding at end of period	62,351	100,556	107,929
33

2005	2004	2003	2002	2001

$ 0.739	$ 0.699	$ 0.558	$ 0.783	$ 0.951
$ 0.750	$ 0.739	$ 0.699	$ 0.558	$ 0.783
—	—	—	—	—

$ 1.202	$ 1.094	$ 0.938	$ 0.980	$ 0.993
$ 1.156	$ 1.202	$ 1.094	$ 0.938	$ 0.980
54,797	59,476	55,180	55,209	30,251

$ 0.770	$ 0.683	$ 0.511	$ 0.641	$ 0.850
$ 0.808	$ 0.770	$ 0.683	$ 0.511	$ 0.641
31,832	31,841	23,484	23,484	23,484

$ 1.005	$ 1.013	$ 1.023	$ 1.029	$ 1.016
$ 1.015	$ 1.005	$ 1.013	$ 1.023	$ 1.029
245,486	33,305	98,997	118,289	454,685

$ 0.244	$ 0.229	$ 0.126	$ 0.295	$ 0.662
$ 0.250	$ 0.244	$ 0.229	$ 0.126	$ 0.295
—	19,509	—	—	—

$ 0.784	$ 0.725	$ 0.610	$ 0.815	$ 0.956
$ 0.821	$ 0.784	$ 0.725	$ 0.610	$ 0.815
15,699	16,349	27,436	27,447	25,683

$ 0.837	$ 0.754	$ 0.601	$ 0.771	$ 0.881
$ 0.852	$ 0.837	$ 0.754	$ 0.601	$ 0.771
121,698	235,416	180,033	167,582	211,175

34

Accumulation Unit Values For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.341	$ 1.317	$ 1.207
Accumulation Unit Value at end of period	$ 0.977	$ 1.341	$ 1.317
Number of Accumulation Units outstanding at end of period	114,697	152,778	136,048
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.612	$ 1.352	$ 1.195
Accumulation Unit Value at end of period	$ 0.924	$ 1.612	$ 1.352
Number of Accumulation Units outstanding at end of period	14,556	14,994	16,530
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$ 1.005	$ 0.865	$ 0.812
Accumulation Unit Value at end of period	$ 0.559	$ 1.005	$ 0.865
Number of Accumulation Units outstanding at end of period	37,557	40,924	56,427
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.068	$ 1.030	$ 1.004
Accumulation Unit Value at end of period	$ 0.975	$ 1.068	$ 1.030
Number of Accumulation Units outstanding at end of period	69,042	43,340	3,564
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$ 1.074	$ 1.027	$ 1.001
Accumulation Unit Value at end of period	$ 1.103	$ 1.074	$ 1.027
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.129	$ 0.978	$ 0.917
Accumulation Unit Value at end of period	$ 0.568	$ 1.129	$ 0.978
Number of Accumulation Units outstanding at end of period	1,001	—	—
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.527	$ 1.322	$ 1.205
Accumulation Unit Value at end of period	$ 0.861	$ 1.527	$ 1.322
Number of Accumulation Units outstanding at end of period	415,152	391,862	336,851
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.286	$ 1.290	$ 1.092
Accumulation Unit Value at end of period	$ 0.724	$ 1.286	$ 1.290
Number of Accumulation Units outstanding at end of period	44,134	56,441	31,817

35

2005	2004	2003	2002	2001

$ 1.194	$ 1.098	$ 0.912	$ 0.914	$ 0.918
$ 1.207	$ 1.194	$ 1.098	$ 0.912	$ 0.914
128,364	50,833	40,013	40,013	11,331

$ —	N/A	N/A	N/A	N/A
$ 1.195	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 0.731	$ 0.644	$ 0.467	$ 0.644	$ 0.844
$ 0.812	$ 0.731	$ 0.644	$ 0.467	$ 0.644
45,599	50,164	55,368	—	—

$ —	N/A	N/A	N/A	N/A
$ 1.004	N/A	N/A	N/A	N/A
3,311	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.001	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 0.864	$ 0.798	$ 0.622	$ 0.861	$ —
$ 0.917	$ 0.864	$ 0.798	$ 0.622	$ 0.861
—	—	—	—	—

$ 1.049	$ 0.925	$ 0.733	$ 0.824	$ 0.958
$ 1.205	$ 1.049	$ 0.925	$ 0.733	$ 0.824
317,144	292,604	279,346	191,852	79,700

$ —	N/A	N/A	N/A	N/A
$ 1.092	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

36

Accumulation Unit Values For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
FIDELITY VIP GROWTH AND INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.358	$ 1.233	$ 1.110
Accumulation Unit Value at end of period	$ 0.777	$ 1.358	$ 1.233
Number of Accumulation Units outstanding at end of period	12,354	8,410	3,768
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.017	$ 0.841	$ 0.812
Accumulation Unit Value at end of period	$ 0.449	$ 1.017	$ 0.841
Number of Accumulation Units outstanding at end of period	110,330	78,302	90,442
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.004	$ 0.969	$ 0.853
Accumulation Unit Value at end of period	$ 0.621	$ 1.004	$ 0.969
Number of Accumulation Units outstanding at end of period	685,244	779,986	584,829
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.054	$ 1.029	$ 1.003
Accumulation Unit Value at end of period	$ 1.002	$ 1.054	$ 1.029
Number of Accumulation Units outstanding at end of period	20,544	21,164	13,022
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 2.233	$ 1.966	$ 1.777
Accumulation Unit Value at end of period	$ 1.328	$ 2.233	$ 1.966
Number of Accumulation Units outstanding at end of period	156,717	129,506	99,328
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.303	$ 1.270	$ 1.123
Accumulation Unit Value at end of period	$ 0.708	$ 1.303	$ 1.270
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.237	$ 1.234	$ 1.095
Accumulation Unit Value at end of period	$ 0.650	$ 1.237	$ 1.234
Number of Accumulation Units outstanding at end of period	29,314	34,795	12,615
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.386	$ 1.335	$ 1.169
Accumulation Unit Value at end of period	$ 0.664	$ 1.386	$ 1.335
Number of Accumulation Units outstanding at end of period	36,714	25,435	12,582

37

2005	2004	2003	2002	2001

$ —	N/A	N/A	N/A	N/A
$ 1.110	N/A	N/A	N/A	N/A
1,086	N/A	N/A	N/A	N/A

$ 0.759	$ 0.721	$ 0.566	$ 0.737	$ 0.879
$ 0.812	$ 0.759	$ 0.721	$ 0.566	$ 0.737
89,146	—	—	—	—

$ 0.828	$ 0.762	$ 0.605	$ 0.792	$ 0.919
$ 0.853	$ 0.828	$ 0.762	$ 0.605	$ 0.792
448,681	545,189	595,731	624,508	322,927

$ —	N/A	N/A	N/A	N/A
$ 1.003	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 1.529	$ 1.246	$ 0.915	$ 1.033	$ —
$ 1.777	$ 1.529	$ 1.246	$ 0.915	$ 1.033
122,264	123,454	103,718	98,157	520

$ —	N/A	N/A	N/A	N/A
$ 1.123	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.095	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.169	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

38

Accumulation Unit Values For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$ 0.799	$ 0.730	$ 0.652
Accumulation Unit Value at end of period	$ 0.479	$ 0.799	$ 0.730
Number of Accumulation Units outstanding at end of period	109,896	118,992	120,485
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$ 0.698	$ 0.585	$ 0.551
Accumulation Unit Value at end of period	$ 0.430	$ 0.698	$ 0.585
Number of Accumulation Units outstanding at end of period	240,234	240,340	340,891
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$ 1.084	$ 0.999	$ 0.898
Accumulation Unit Value at end of period	$ 0.714	$ 1.084	$ 0.999
Number of Accumulation Units outstanding at end of period	10,845	18,096	17,090
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$ 0.927	$ 0.832	$ 0.765
Accumulation Unit Value at end of period	$ 0.583	$ 0.927	$ 0.832
Number of Accumulation Units outstanding at end of period	25,506	25,529	25,529
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.553	$ 1.528	$ 1.304
Accumulation Unit Value at end of period	$ 0.977	$ 1.553	$ 1.528
Number of Accumulation Units outstanding at end of period	384,340	359,532	278,567
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.130	$ 1.016	$ 0.866
Accumulation Unit Value at end of period	$ 0.571	$ 1.130	$ 1.016
Number of Accumulation Units outstanding at end of period	231,586	457,909	157,264
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.239	$ 1.193	$ 1.164
Accumulation Unit Value at end of period	$ 1.239	$ 1.239	$ 1.193
Number of Accumulation Units outstanding at end of period	135,608	180,482	115,102
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.650	$ 1.426	$ 1.358
Accumulation Unit Value at end of period	$ 0.979	$ 1.650	$ 1.426
Number of Accumulation Units outstanding at end of period	80,931	82,003	92,809

39

2005	2004	2003	2002	2001

$ 0.651	$ 0.588	$ 0.469	$ 0.677	$ 0.901
$ 0.652	$ 0.651	$ 0.588	$ 0.469	$ 0.677
122,159	123,956	123,533	126,514	194,373

$ 0.512	$ 0.461	$ 0.359	$ 0.551	$ 0.839
$ 0.551	$ 0.512	$ 0.461	$ 0.359	$ 0.551
340,956	341,022	351,778	351,883	405,022

$ 0.849	$ 0.775	$ 0.644	$ 0.828	$ 1.003
$ 0.898	$ 0.849	$ 0.775	$ 0.644	$ 0.828
64,966	65,760	32,628	29,365	32,725

$ 0.720	$ 0.631	$ 0.514	$ 0.692	$ 0.892
$ 0.765	$ 0.720	$ 0.631	$ 0.514	$ 0.692
25,529	27,202	84,574	84,597	74,981

$ 1.274	$ 1.126	$ 0.911	$ 1.066	$ 1.082
$ 1.304	$ 1.274	$ 1.126	$ 0.911	$ 1.066
254,440	278,963	289,108	245,269	98,605

$ 0.758	$ 0.677	$ 0.527	$ 0.655	$ 0.857
$ 0.866	$ 0.758	$ 0.677	$ 0.527	$ 0.655
110,632	6,618	—	—	—

$ 1.162	$ 1.168	$ 1.137	$ 1.096	$ 1.029
$ 1.164	$ 1.162	$ 1.168	$ 1.137	$ 1.096
87,200	11,873	40,738	44,133	12,441

$ 1.202	$ 1.032	$ 0.757	$ 0.977	$ 1.004
$ 1.358	$ 1.202	$ 1.032	$ 0.757	$ 0.977
95,382	136,767	117,894	81,897	35,940

40

Accumulation Unit Values For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
AIM V.I. DYNAMICS FUND
Accumulation Unit Value at beginning of period	$ 1.153	$ 1.041	$ 0.908
Accumulation Unit Value at end of period	$ 0.591	$ 1.153	$ 1.041
Number of Accumulation Units outstanding at end of period	32,710	27,012	27,058
AIM V.I. FINANCIAL SERVICES FUND
Accumulation Unit Value at beginning of period	$ 1.019	$ 1.327	$ 1.155
Accumulation Unit Value at end of period	$ 0.408	$ 1.019	$ 1.327
Number of Accumulation Units outstanding at end of period	10,817	10,314	10,395
AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$ 1.251	$ 1.133	$ 1.090
Accumulation Unit Value at end of period	$ 0.881	$ 1.251	$ 1.133
Number of Accumulation Units outstanding at end of period	41,866	43,327	43,330
AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$ 2.949	$ 3.163	$ 2.247
Accumulation Unit Value at end of period	$ 1.611	$ 2.949	$ 3.163
Number of Accumulation Units outstanding at end of period	49,991	46,927	172,023
AIM V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$ 1.091	$ 1.029	$ 0.914
Accumulation Unit Value at end of period	$ 0.740	$ 1.091	$ 1.029
Number of Accumulation Units outstanding at end of period	1,196	1,200	1,164
AIM V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$ 0.641	$ 0.603	$ 0.553
Accumulation Unit Value at end of period	$ 0.351	$ 0.641	$ 0.603
Number of Accumulation Units outstanding at end of period	53,115	66,829	66,851
AIM V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$ 1.344	$ 1.129	$ 0.912
Accumulation Unit Value at end of period	$ 0.898	$ 1.344	$ 1.129
Number of Accumulation Units outstanding at end of period	151,593	350,742	324,785
ALGER AMERICAN BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.161	$ 1.047	$ 1.013
Accumulation Unit Value at end of period	$ 0.782	$ 1.161	$ 1.047
Number of Accumulation Units outstanding at end of period	222,742	230,733	208,028

41

2005	2004	2003	2002	2001

$ 0.831	$ 0.743	$ 0.546	$ 0.812	$ —
$ 0.908	$ 0.831	$ 0.743	$ 0.546	$ 0.812
27,745	27,713	39,094	39,449	—

$ 1.104	$ 1.030	$ 0.805	$ 0.958	$ —
$ 1.155	$ 1.104	$ 1.030	$ 0.805	$ 0.958
10,348	10,272	7,891	—	—

$ 1.021	$ 0.962	$ 0.763	$ 1.024	$ —
$ 1.090	$ 1.021	$ 0.962	$ 0.763	$ 1.024
42,645	37,461	38,216	38,714	2,012

$ 1.993	$ 1.478	$ 1.079	$ 1.027	$ —
$ 2.247	$ 1.993	$ 1.478	$ 1.079	$ 1.027
101,705	204,219	173,401	—	—

$ 0.880	$ 0.783	$ 0.594	$ 0.874	$ —
$ 0.914	$ 0.880	$ 0.783	$ 0.594	$ 0.874
1,221	1,253	—	—	—

$ 0.548	$ 0.530	$ 0.370	$ 0.705	$ —
$ 0.553	$ 0.548	$ 0.530	$ 0.370	$ 0.705
85,346	75,497	10,516	10,527	—

$ 0.791	$ 0.648	$ 0.559	$ 0.711	$ —
$ 0.912	$ 0.791	$ 0.648	$ 0.559	$ 0.711
416,711	—	—	—	—

$ 0.946	$ 0.917	$ 0.780	$ 0.902	$ 0.933
$ 1.013	$ 0.946	$ 0.917	$ 0.780	$ 0.902
193,205	181,063	165,785	132,265	—

42

Accumulation Unit Values For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.915	$ 0.773	$ 0.745
Accumulation Unit Value at end of period	$ 0.487	$ 0.915	$ 0.773
Number of Accumulation Units outstanding at end of period	180,321	186,513	118,427
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.890	$ 0.819	$ 0.759
Accumulation Unit Value at end of period	$ 0.534	$ 0.890	$ 0.819
Number of Accumulation Units outstanding at end of period	255,355	207,425	82,838
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.071	$ 0.813	$ 0.691
Accumulation Unit Value at end of period	$ 0.580	$ 1.071	$ 0.813
Number of Accumulation Units outstanding at end of period	200,672	460,069	62,771
ALGER AMERICAN MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.526	$ 1.175	$ 1.081
Accumulation Unit Value at end of period	$ 0.627	$ 1.526	$ 1.175
Number of Accumulation Units outstanding at end of period	270,716	187,265	168,467
ALGER AMERICAN SMALCAP PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.110	$ 0.959	$ 0.810
Accumulation Unit Value at end of period	$ 0.585	$ 1.110	$ 0.959
Number of Accumulation Units outstanding at end of period	75,573	316,385	319,485
AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.195	$ 1.155	$ 1.051
Accumulation Unit Value at end of period	$ 0.908	$ 1.195	$ 1.155
Number of Accumulation Units outstanding at end of period	95,341	77,686	87,939
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.188	$ 1.196	$ 1.024
Accumulation Unit Value at end of period	$ 0.823	$ 1.188	$ 1.196
Number of Accumulation Units outstanding at end of period	126,223	165,109	237,423
AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.301	$ 1.228	$ 1.204
Accumulation Unit Value at end of period	$ —	$ 1.301	$ 1.228
Number of Accumulation Units outstanding at end of period	—	73,022	75,828

43

2005	2004	2003	2002	2001

$ 0.674	$ 0.647	$ 0.485	$ 0.733	$ 0.844
$ 0.745	$ 0.674	$ 0.647	$ 0.485	$ 0.733
113,340	95,850	100,225	97,795	41,065

$ 0.743	$ 0.698	$ 0.545	$ 0.801	$ 0.949
$ 0.759	$ 0.743	$ 0.698	$ 0.545	$ 0.801
65,164	35,358	16,779	16,834	3,822

$ 0.611	$ 0.572	$ 0.430	$ 0.660	$ 0.797
$ 0.691	$ 0.611	$ 0.572	$ 0.430	$ 0.660
33,529	33,562	36,611	22,331	6,895

$ 0.997	$ 0.894	$ 0.613	$ 0.881	$ 0.956
$ 1.081	$ 0.997	$ 0.894	$ 0.613	$ 0.881
148,090	149,674	151,328	197,707	31,582

$ 0.702	$ 0.610	$ 0.434	$ 0.596	$ 0.820
$ 0.810	$ 0.702	$ 0.610	$ 0.434	$ 0.596
128,555	10,126	14,103	20,567	—

$ 1.060	$ 1.013	$ 0.855	$ 0.927	$ 0.986
$ 1.051	$ 1.060	$ 1.013	$ 0.855	$ 0.927
86,542	228,625	280,976	55,193	—

$ 1.015	$ 0.940	$ 0.764	$ 0.901	$ 1.038
$ 1.024	$ 1.015	$ 0.940	$ 0.764	$ 0.901
222,788	447,070	475,821	229,992	102,253

$ 1.193	$ 1.188	$ 1.180	$ 1.105	$ 1.045
$ 1.204	$ 1.193	$ 1.188	$ 1.180	$ 1.105
78,723	84,987	89,430	97,346	12,497

44

Accumulation Unit Values For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.884	$ 0.850	$ 0.761
Accumulation Unit Value at end of period	$ 0.548	$ 0.884	$ 0.850
Number of Accumulation Units outstanding at end of period	150,096	25,085	55,326
AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.245	$ 1.244	$ 1.172
Accumulation Unit Value at end of period	$ —	$ 1.245	$ 1.244
Number of Accumulation Units outstanding at end of period	—	72,304	82,666
AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO (liquidated 12/5/08)
Accumulation Unit Value at beginning of period	$ 1.047	$ 0.969	$ 0.820
Accumulation Unit Value at end of period	$ —	$ 1.047	$ 0.969
Number of Accumulation Units outstanding at end of period	—	25,228	18,149
AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.095	$ 1.062	$ 1.030
Accumulation Unit Value at end of period	$ 1.097	$ 1.095	$ 1.062
Number of Accumulation Units outstanding at end of period	897,236	129,703	15,354
AMERICAN NATIONAL SMALL-CAP/ MID CAP PORTFOLIO (merged into American National Growth Portfolio 12/5/08)
Accumulation Unit Value at beginning of period	$ 0.366	$ 0.287	$ 0.253
Accumulation Unit Value at end of period	$ —	$ 0.366	$ 0.287
Number of Accumulation Units outstanding at end of period	—	377,983	437,178
FEDERATED CAPITAL INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.976	$ 0.951	$ 0.833
Accumulation Unit Value at end of period	$ 0.767	$ 0.976	$ 0.951
Number of Accumulation Units outstanding at end of period	87,238	87,245	87,251
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$ 1.058	$ 1.050	$ 0.864
Accumulation Unit Value at end of period	$ 0.726	$ 1.058	$ 1.050
Number of Accumulation Units outstanding at end of period	29,146	38,218	38,419

45

2005	2004	2003	2002	2001

$ 0.748	$ 0.705	$ 0.562	$ 0.787	$ 0.952
$ 0.761	$ 0.748	$ 0.705	$ 0.562	$ 0.787
52,156	49,174	44,199	12,202	2,838

$ 1.216	$ 1.104	$ 0.944	$ 0.984	$ 0.994
$ 1.172	$ 1.216	$ 1.104	$ 0.944	$ 0.984
91,431	59,512	—	—	13,338

$ 0.779	$ 0.689	$ 0.514	$ 0.643	$ 0.851
$ 0.820	$ 0.779	$ 0.689	$ 0.514	$ 0.643
13,907	—	—	—	—

$ 1.017	$ 1.022	$ 1.030	$ 1.033	$ 1.017
$ 1.030	$ 1.017	$ 1.022	$ 1.030	$ 1.033
259,467	124,052	15,710	—	119,640

$ 0.247	$ 0.231	$ 0.127	$ 0.297	$ 0.663
$ 0.253	$ 0.247	$ 0.231	$ 0.127	$ 0.297
402,423	420,180	418,736	494,020	29,881

$ 0.794	$ 0.732	$ 0.614	$ 0.818	$ 0.957
$ 0.833	$ 0.794	$ 0.732	$ 0.614	$ 0.818
87,259	87,267	87,276	112,748	12,924

$ 0.847	$ 0.761	$ 0.605	$ 0.774	$ 0.882
$ 0.864	$ 0.847	$ 0.761	$ 0.605	$ 0.774
29,294	33,491	43,458	16,684	—

46

Accumulation Unit Values For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.367	$ 1.339	$ 1.224
Accumulation Unit Value at end of period	$ 0.999	$ 1.367	$ 1.339
Number of Accumulation Units outstanding at end of period	118,242	124,144	131,936
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.622	$ 1.358	$ 1.198
Accumulation Unit Value at end of period	$ 0.932	$ 1.622	$ 1.358
Number of Accumulation Units outstanding at end of period	6,966	25,670	2,672
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$ 1.025	$ 0.880	$ 0.823
Accumulation Unit Value at end of period	$ 0.572	$ 1.025	$ 0.880
Number of Accumulation Units outstanding at end of period	14,131	17,512	25,477
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.075	$ 1.034	$ 1.006
Accumulation Unit Value at end of period	$ 0.984	$ 1.075	$ 1.034
Number of Accumulation Units outstanding at end of period	17,571	—	—
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$ 1.081	$ 1.031	$ 1.003
Accumulation Unit Value at end of period	$ 1.113	$ 1.081	$ 1.031
Number of Accumulation Units outstanding at end of period	190,472	25,080	4,167
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.148	$ 0.992	$ 0.928
Accumulation Unit Value at end of period	$ 0.579	$ 1.148	$ 0.992
Number of Accumulation Units outstanding at end of period	26,803	33,859	36,164
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.557	$ 1.344	$ 1.222
Accumulation Unit Value at end of period	$ 0.880	$ 1.557	$ 1.344
Number of Accumulation Units outstanding at end of period	382,720	404,775	338,141
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.294	$ 1.295	$ 1.094
Accumulation Unit Value at end of period	$ 0.731	$ 1.294	$ 1.295
Number of Accumulation Units outstanding at end of period	131,125	122,034	79,449

47

2005	2004	2003	2002	2001

$ 1.208	$ 1.108	$ 0.919	$ 0.918	$ 0.919
$ 1.224	$ 1.208	$ 1.108	$ 0.919	$ 0.918
137,120	118,508	58,473	58,473	—

$ —	N/A	N/A	N/A	N/A
$ 1.198	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 0.740	$ 0.650	$ 0.470	$ 0.646	$ 0.845
$ 0.823	$ 0.740	$ 0.650	$ 0.470	$ 0.646
19,757	33,472	42,538	58,548	24,672

$ —	N/A	N/A	N/A	N/A
$ 1.006	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.003	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 0.872	$ 0.804	$ 0.625	$ 0.863	$ —
$ 0.928	$ 0.872	$ 0.804	$ 0.625	$ 0.863
36,177	26,768	26,779	26,790	2,899

$ 1.061	$ 0.934	$ 0.738	$ 0.827	$ 0.959
$ 1.222	$ 1.061	$ 0.934	$ 0.738	$ 0.827
231,448	146,562	146,019	83,373	31,697

$ —	N/A	N/A	N/A	N/A
$ 1.094	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A
48

Accumulation Unit Values For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
FIDELITY VIP GROWTH AND INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.367	$ 1.238	$ 1.111
Accumulation Unit Value at end of period	$ 0.784	$ 1.367	$ 1.238
Number of Accumulation Units outstanding at end of period	44,722	17,318	—
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.037	$ 0.855	$ 0.824
Accumulation Unit Value at end of period	$ 0.459	$ 1.037	$ 0.855
Number of Accumulation Units outstanding at end of period	19,679	64,073	13,133
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.023	$ 0.986	$ 0.865
Accumulation Unit Value at end of period	$ 0.634	$ 1.023	$ 0.986
Number of Accumulation Units outstanding at end of period	502,603	477,810	453,254
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.061	$ 1.033	$ 1.005
Accumulation Unit Value at end of period	$ 1.011	$ 1.061	$ 1.033
Number of Accumulation Units outstanding at end of period	17,099	—	—
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 2.271	$ 1.995	$ 1.798
Accumulation Unit Value at end of period	$ 1.354	$ 2.271	$ 1.995
Number of Accumulation Units outstanding at end of period	289,201	411,957	524,028
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.311	$ 1.275	$ 1.124
Accumulation Unit Value at end of period	$ 0.714	$ 1.311	$ 1.275
Number of Accumulation Units outstanding at end of period	35,437	30,022	20,444
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.245	$ 1.239	$ 1.097
Accumulation Unit Value at end of period	$ 0.656	$ 1.245	$ 1.239
Number of Accumulation Units outstanding at end of period	52,537	—	—
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.395	$ 1.341	$ 1.171
Accumulation Unit Value at end of period	$ 0.671	$ 1.395	$ 1.341
Number of Accumulation Units outstanding at end of period	59,240	110,467	—

49

2005	2004	2003	2002	2001

$ —	N/A	N/A	N/A	N/A
$ 1.111	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 0.768	$ 0.728	$ 0.570	$ 0.740	$ 0.880
$ 0.824	$ 0.768	$ 0.728	$ 0.570	$ 0.740
13,146	13,159	13,174	12,595	20,068

$ 0.838	$ 0.770	$ 0.609	$ 0.795	$ 0.920
$ 0.865	$ 0.838	$ 0.770	$ 0.609	$ 0.795
354,889	376,876	383,806	357,939	70,208

$ —	N/A	N/A	N/A	N/A
$ 1.005	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ 1.543	$ 1.254	$ 0.919	$ 1.035	$ —
$ 1.798	$ 1.543	$ 1.254	$ 0.919	$ 1.035
477,281	362,948	293,462	65,017	33,015

$ —	N/A	N/A	N/A	N/A
$ 1.124	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.097	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

$ —	N/A	N/A	N/A	N/A
$ 1.171	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A

50

Accumulation Unit Values For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2008	2007	2006
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$ 0.814	$ 0.742	$ 0.661
Accumulation Unit Value at end of period	$ 0.489	$ 0.814	$ 0.742
Number of Accumulation Units outstanding at end of period	41,023	41,019	40,558
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$ 0.708	$ 0.592	$ 0.556
Accumulation Unit Value at end of period	$ 0.437	$ 0.708	$ 0.592
Number of Accumulation Units outstanding at end of period	79,217	79,829	64,494
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$ 1.106	$ 1.016	$ 0.910
Accumulation Unit Value at end of period	$ 0.730	$ 1.106	$ 1.016
Number of Accumulation Units outstanding at end of period	74,295	53,371	86,842
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$ 0.942	$ 0.843	$ 0.773
Accumulation Unit Value at end of period	$ 0.594	$ 0.942	$ 0.843
Number of Accumulation Units outstanding at end of period	31,862	31,861	31,861
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.583	$ 1.553	$ 1.323
Accumulation Unit Value at end of period	$ 0.998	$ 1.583	$ 1.553
Number of Accumulation Units outstanding at end of period	574,441	560,065	437,007
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.152	$ 1.033	$ 0.879
Accumulation Unit Value at end of period	$ 0.584	$ 1.152	$ 1.033
Number of Accumulation Units outstanding at end of period	217,063	230,749	133,221
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.263	$ 1.213	$ 1.181
Accumulation Unit Value at end of period	$ 1.266	$ 1.263	$ 1.213
Number of Accumulation Units outstanding at end of period	411,468	70,150	68,638
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.682	$ 1.450	$ 1.378
Accumulation Unit Value at end of period	$ 1.000	$ 1.682	$ 1.450
Number of Accumulation Units outstanding at end of period	12,344	31,569	23,684

51

2005	2004	2003	2002	2001

$ 0.658	$ 0.593	$ 0.472	$ 0.680	$ 0.902
$ 0.661	$ 0.658	$ 0.593	$ 0.472	$ 0.680
40,839	50,082	50,708	13,943	15,330

$ 0.516	$ 0.462	$ 0.360	$ 0.550	$ 0.840
$ 0.556	$ 0.516	$ 0.462	$ 0.360	$ 0.550
57,341	43,015	43,804	47,180	9,997

$ 0.859	$ 0.782	$ 0.649	$ 0.831	$ 1.004
$ 0.910	$ 0.859	$ 0.782	$ 0.649	$ 0.831
87,399	80,276	67,995	57,313	6,418

$ 0.726	$ 0.635	$ 0.516	$ 0.693	$ 0.893
$ 0.773	$ 0.726	$ 0.635	$ 0.516	$ 0.693
31,861	31,861	31,861	31,861	8,073

$ 1.289	$ 1.137	$ 0.918	$ 1.070	$ 1.084
$ 1.323	$ 1.289	$ 1.137	$ 0.918	$ 1.070
295,474	274,122	250,037	226,544	71,498

$ 0.767	$ 0.683	$ 0.530	$ 0.658	$ 0.858
$ 0.879	$ 0.767	$ 0.683	$ 0.530	$ 0.658
27,598	27,953	28,196	18,590	13,924

$ 1.176	$ 1.179	$ 1.145	$ 1.101	$ 1.031
$ 1.181	$ 1.176	$ 1.179	$ 1.145	$ 1.101
72,832	75,196	76,748	57,680	26,109

$ 1.217	$ 1.042	$ 0.762	$ 0.981	$ 1.005
$ 1.378	$ 1.217	$ 1.042	$ 0.762	$ 0.981
26,790	40,613	46,519	43,312	2,782

52

CONTRACT

Type of Contract

This Prospectus offers an individual deferred Variable Annuity Contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either a Qualified or Non-Qualified Contract.
In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts, unless the content specifies otherwise.

Certain provisions of the Contracts may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

Contract Transactions

Surrenders and transfers requested by you and Purchase Payments made by you are processed only on Valuation Dates that American National Insurance Company is open for business. We are closed for business on Friday, November 27, 2009, and Thursday , December 24, 2009, in observation of the Thanksgiving and Christmas holidays. On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, Portfolio rebalancing program, systematic withdrawal program) will be processed. All other transactions will be processed on the next Valuation Date that we are open for business.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See “Allocation of Purchase Payments” following this provision.) If your application cannot be processed within five (5) business days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five (5) business days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two (2) business days after a completed application is received at our home office. All additional Purchase Payments will be credited with an effective date on the date the additional Purchase Payment is received in our home office.
You have a “free look” period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments plus any charges for premium taxes deducted therefrom or (2) Accumulation Value plus any expenses deducted during such period. The “free look” period is established by state law and generally expires ten (10) days after you receive a Contract. We require that Purchase Payments received by us be allocated to the Subaccount that invests in the American National Money Market Portfolio until the end of the fifteen (15) day period after the Date of Issue. Thereafter, amounts allocated to such Subaccount and Purchase Payments paid are allocated as directed by you. We will credit Purchase Payments received by us after the fifteen (15) day period effective when such payments are received at our home office. No Surrender Charges are assessed on refunds.

53

Allocation of Purchase Payments

After the end of the fifteen (15) day period after the Date of Issue, the initial Purchase Payment and subsequent Purchase Payments will be allocated to the Subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Ways to Make Purchase Payments

You may make Purchase Payments by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Purchase Payments after the initial Purchase Payment should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your Purchase Payment directly to American National Insurance Company, P.O. Box 1893, Galveston, TX 77553-1893. We also accept Purchase Payments by bank draft, wire or exchange from another insurance company. Purchase Payments from salary deduction plans may be made only if we agree.
If we receive your Purchase Payment through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your Purchase Payment on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your Purchase Payment receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in Subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit value for that Subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you instruct differently, deductions from the Subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to:

•     collect charges (except the Annual Contract Fee which is allocated pro-rata only among the Subaccounts);

•     pay surrender value;

•     provide benefits.

We will immediately reinvest dividends and capital gain distributions received from a Portfolio at net asset value in shares of that Portfolio.

Determining Accumulation Unit Values

The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit Value on each Valuation Date by multiplying the Accumulation Unit Value for the preceding Valuation Date by a net investment factor for that Subaccount. The net investment factor is determined on each Subaccount on each Valuation Date as follows:

•     add the per share amount of any dividends or capital gains distributions declared by the corresponding Portfolio during the Valuation Period to the net asset value of a share in the Portfolio at the close of business on such Valuation Date;

•     divide by the net asset value of a share in the Portfolio on the preceding Valuation Date; and

•     subtract the applicable administrative asset fee and mortality and expense risk fees.

We will calculate the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios will increase or decrease the Accumulation Unit Value for each corresponding Subaccount the Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit Value for each Subaccount.

Transfers

Transfers Before Annuity Date. You can make transfers among the Subaccounts and the Fixed Account subject to the following restrictions:

•     Requests for transfers must be in writing and must be received by our home office or may be made by calling us if a properly completed telephone authorization form is on file with us.

•     Requests for transfers must be clear and complete to be in good order.

•     Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•     The minimum amount which may remain in a Subaccount after a transfer is $1,000.

•     Each Contract Year, the total amount transferred from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account on the date of transfer or (2) $1,000 unless you are participating in the Dollar Cost Averaging Program.

•     The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See the “Exchange Fee” provision in the “Charges and Deduction” section of this Prospectus.)

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers—Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.
When you make a request to transfer Accumulation Value from one (1) Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios. These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,” or “Short-term Trading.” We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•

When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•	When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

•	When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•	When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices. While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances. When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges. If we reverse a transfer, we will do so within two (2) Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.
We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two (2) or more Contracts that we believe are connected, such as two (2) policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. The Company retains the discretion to change its Frequent Trading policies and procedures at any time. The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.
We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one (1) or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions. In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio. If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio. Any such restriction or prohibition may remain in place indefinitely. You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of the Contract Owners; or

•	an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Transfers after the Annuity Date. After the Annuity Date, you can only make twelve (12) transfers among Subaccounts each Contract Year. You can transfer Annuity Units of one (1) Subaccount to Annuity Units of another Subaccount and to the Fixed Account at any time other than during the five (5) day interval before any annuity payment date. Transfers from the Fixed Account to the Subaccounts are not permitted during the Annuity Period.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959. We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;

•	changing how your purchase payments are allocated;

•	Initiating, changing and stopping a Dollar Cost Averaging Program or a Rebalancing Program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our home office.

Special Programs

•     Dollar Cost Averaging Program – If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a Subaccount or the Fixed Account to any Subaccount(s). The transfers can be made monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. The program will be stopped if, on a transfer date, the Accumulation Value is less than $5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue the dollar cost averaging program at any time.

•     Fixed Account Dollar Cost Averaging Program – If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for Purchase Payments received on or prior to the Date of Issue. The minimum Purchase Payment to participate in the six (6) month dollar cost averaging option is $2,500. The minimum Purchase Payment to participate in the twelve (12) month dollar cost averaging option is $5,000. If you terminate the Fixed Account dollar cost averaging program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account.

     Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit Value is high. There is no guarantee that dollar cost averaging, will result in higher Accumulation Value or otherwise be successful.

•     Rebalancing Program - Under the rebalancing program, you can instruct us to allocate Purchase Payments and Accumulation Value among the Subaccounts and Fixed Account. In accordance with allocation instructions specified by you, we will rebalance your Accumulation Value by allocating Purchase Payments and transferring Accumulation Value among the Subaccounts and the Fixed Account. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified in the application. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The program will be stopped if, on a rebalancing date, the Accumulation Value is less than $ 5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue such special program at any time.

There is no charge for participation in such special programs.

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CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See the “Deferred Sales Load (‘Surrender Charge’)” in the “Fee Tables” section of this Prospectus.)
Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

•     Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be $4,000.

Accordingly, $4,000 of your withdrawal will be free of Surrender Charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

•     Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero. Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the Free Withdrawal Amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

Your Contract before the Annuity Date is subject to certain other charges:

•     Administrative Charges

     A $35 Annual Contract Fee for each Contract Year unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

     An administrative asset fee charged daily against the Separate Account at an annual rate of 0.10%.

•     Premium Taxes

Premium taxes (which presently range from 0% to 3.5%) will be deducted from Purchase Payments if assessed by a state.

•     Mortality and Expense Risk Fees

We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as the Annuitant may live. In addition, we are at risk for the death benefits payable under the Contract.
For our promises to accept these risks, a mortality and expense risk fee will be assessed daily against the Separate Account during the Accumulation Period at a rate of 1.1% per annum, and during the Annuity Period at a rate of 1.15% per annum. There are no other Contract charges during the Annuity Period.
If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality and expense risk fee will be 1.20% for Contracts which include the minimum guaranteed death benefit rider. The mortality and expense risk fee will be 1.30% for Contracts which include the 3% guaranteed death benefit rider. The mortality and expense risk fee will be 1.5% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit Value for the Contracts without an Enhanced Death Benefit Rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees.

•     Charges for Taxes

Presently, there are none. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account.

•     Exchange Fee

A $10.00 exchange fee is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. The exchange fee will be deducted from the amount transferred.

Deduction of Fees

Deductions for Annual Contract Fees will be prorated among the Subaccounts.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer, or similar entity if we determine that such sales reduce our sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.
The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

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DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

•     If a partial surrender would leave less than $2,000 Accumulation Value, the Contract must be fully surrendered.

•     A partial surrender request should specify the allocation of that surrender among the Subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the Subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.
Surrender value is determined by:

•     multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value;

•     adding any Accumulation Value in the Fixed Account; and

•     deducting any Surrender Charge.

We expect to pay surrenders within seven (7) days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.
Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more Subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one Subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the Subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each Subaccount. Surrender Charges will apply.
Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See the “Federal Tax Matters” section of this Prospectus.)
Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a Qualified Plan. (See the “Taxation of Qualified Contracts” provision in the “Federal Tax Matters” section of this Prospectus.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70 1/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see “Minimum Distributions Program” in the Statement of Additional Information. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax adviser before electing to participate in the Minimum Distributions Program.

Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

Confinement Waiver – The Surrender Charge will be waived upon receipt of written proof from a licensed physician that you have been confined in any of the following facilities for at least sixty (60) consecutive days:

•     a hospital which

(1)     is licensed or recognized by the state in which it is located;

(2)     provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis;

(3)     charges for its services; and

(4)     provides twenty-four (24) hour nursing service by or under the supervision of a graduate registered nurse (R.N.).

•     a convalescent care facility which

(1)     is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility;

(2)     provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.);

(3)     maintains a daily record of each patient and makes your record available for review by us; and

(4)     administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice.

•     a hospice facility which

(1)     is licensed, certified or registered by the state in which it is located as a hospice facility;

(2)     provides a formal care program for terminally ill patients whose life expectancy is less than six (6) months; and

(3)     provides services on an inpatient basis as directed by a physician.

This waiver is not available:

(1)     if you are confined in a hospital, nursing home or hospice facility on the Date of Issue;

(2)     if the application is signed by power of attorney;

(3)     if you are more than age 80 on the Date of Issue;

(4)     if you enter the hospital, convalescent care facility or hospice facility within ninety (90) days from the Date of Issue; or

(5)     concerning surrenders or withdrawals requested more than ninety (90) days after the last day of confinement in such facility.

Disability Waiver - The Surrender Charge will be waived while you are physically disabled or diagnosed with a disabling terminal illness. Such waiver is subject to the following requirements:

•     proof of disability or disabling terminal illness, including written confirmation of receipt of Social Security Disability Benefits;

•     proof of continued disability; and

•     examination by a licensed physician chosen by us at our option.

This waiver is not available:

(1)     if you are receiving Social Security Disability Benefits on the Date of Issue;

(2)	if you are age 65 or older;

(3)	if you were diagnosed with a terminal illness before the Date of Issue; or

(4)     if you reside in certain states.

Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the greater of the Accumulation Value on the date due proof of death is received at our home office, or the sum of all Purchase Payments made less any withdrawals made prior to the date of death.

When you purchase your Contract, you may select an Enhanced Death Benefit Rider. The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the Annuity Date. If you are not a natural person, the enhanced death benefit applies to the Annuitant’s death. If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit Rider. We will charge a higher mortality risk fee if you select one of these riders. If the Accumulation Value is greater than the death benefit provided by the Enhanced Death Benefit Rider, you will not receive any benefit from the Enhanced Death Benefit Rider or the higher mortality risk fee you paid for such rider. An Enhanced Death Benefit Rider can only be selected at the Date of Issue. If selected, the rider can not be changed or terminated unless the entire Contract is terminated. The rider expires on the Annuity Date. We offer three (3) optional Enhanced Death Benefit Riders:

(1) minimum guaranteed death benefit rider;

(2) 3% guaranteed death benefit rider; and

(3) 5% guaranteed death benefit rider.

Minimum Guaranteed Death Benefit Rider

We recalculate the minimum guaranteed death benefit of your Contract each time you make a partial surrender, systematic withdrawal, and at the end of each six (6) Contract Years. During the first six (6) Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders and systematic withdrawals, if any, during such period. At the start of each subsequent six (6) Contract Year period, the minimum guaranteed death benefit will equal the greater of:

(1)     the Accumulation Value at the start of such six (6) Contract Year period; or

(2)     the minimum guaranteed death benefit at the start of the immediately preceding six (6) Contract Year period prior to you attaining age 85, plus Purchase Payments less a reduction to reflect partial surrenders and systematic withdrawals, made since the start of such immediately preceding six (6) Contract Year period.

For all other dates, the minimum guaranteed death benefit will equal the minimum guaranteed death benefit at the start of such six (6) Contract Year period, plus Purchase Payments and less a reduction to reflect partial surrenders or systematic withdrawals made during such period. A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender or systematic withdrawal. The reduction is calculated by dividing the minimum guaranteed death benefit on the date immediately before a partial surrender or systematic withdrawal by the Accumulation Value on the date immediately prior to the surrender or withdrawal and multiplying the result by the amount of the partial surrender or systematic withdrawal (inclusive of any related Surrender Charge).

     Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six (6) Contract Year period and have made no partial surrenders or systematic withdrawals. Your minimum guaranteed death benefit at the end of the first six (6) Contract Year period would be $4,000.

     Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six (6) Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract’s Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

•     dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

•     multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary ($1,000) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $3,000.

     Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six (6) Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six (6) Contract Year period, that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the start of the second six (6) Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by:

•     dividing the minimum guaranteed death benefit immediately before the partial surrender of $9,000 ($8,000 for the minimum guaranteed death benefit at the end of the last six (6) Contract Year period plus $1,000 in Purchase Payments made since the end of the last six (6) Contract Year period) by Accumulation Value at that time ($10,000); and

•     multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary ($3,600) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $5,400.

3% Guaranteed Death Benefit Rider

The 3% guaranteed death benefit is equal to (a) your total Purchase Payments, (b) less reductions to reflect any partial surrenders and systematic withdrawals, (c) plus interest at an annual effective rate of 3%. In no event will the 3% guaranteed death benefit exceed 200% of the net of Purchase Payments reduced by any partial surrenders and systematic withdrawals. Interest will accrue to the earlier of the date we receive proof of death; or

(1)	the day of the oldest Contract Owner’s 85th birthday; or

(2)	if the Contract Owner is a not a natural person, the oldest Annuitant’s 85th birthday.

After the 85th birthday of the oldest Owner, or if the Contract Owner is not a natural person, the oldest Annuitant, we will only adjust the 3% guaranteed death benefit for subsequent Purchase Payments, and for reductions to reflect subsequent partial surrenders or systematic withdrawals.

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5% Guaranteed Death Benefit Rider

The 5% guaranteed death benefit is calculated in the same manner as the 3% guaranteed death benefit except that the interest is accrued at an annual effective rate of 5%, instead of 3%.
We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven (7) business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described in the “Annuity Options” provision in the “Distributions During the Annuity Period” section of this Prospectus. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary, are described below under the subsection “Distributions During the Annuity Period.”

DISTRIBUTIONS DURING THE ANNUITY PERIOD

We will pay a monthly income benefit to the Annuitant beginning on the Annuity Date provided the Annuitant is still living. All or part of any amount payable at the Annuity Date may be applied to any of the annuity options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. No election can be made unless such election would produce an initial annuity payment of at least $100. Fixed basis income payment and variable basis income payment options are available. Our consent is required for any payment to a corporation, association, partnership, or trustee. Once an annuity payment is made, the annuity option cannot be changed to another annuity option.

Election of Annuity Option

•                    Non-Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after the Annuitant’s age 85 and annuity payments must begin not later than Annuitant’s age 95. If you have not elected an annuity option, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

•     Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after age 85. Generally, under the Internal Revenue Code, annuity payments must begin not later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1/2 or retires. If you have not elected an annuity option, we will begin fixed basis payments under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

Annuity Options

The following annuity options are available.

•     Option 1 - Life Annuity – Annuity payment payable monthly, during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one (1) annuity payment if death occurred before the due date of the second annuity payment, two (2) if death occurred before the third annuity payment date, etc.

•     Option 2 - Life Annuity with ten (10) or twenty (20) Years Certain and Life Thereafter – An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten (10) or twenty (20) years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain upon the death of the individual.

•     Option 3 - Unit Refund Life Annuity – This option is available on variable basis income payment only. An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under this payout, will be repaid to the payee or his beneficiary.

•     Option 4 - Joint and Survivor Annuity – An annuity payable monthly during the joint lifetime of two (2) named individuals and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only (1) one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two (2) annuity payments if both died before the third annuity payment date, etc.

•     Option 5 - Installment Payments, Fixed Period – An amount payable monthly, for a fixed number of years not exceeding thirty (30). Fixed basis annuity payments will include interest at the effective rate of 2.5% per year.

•     Option 6 - Equal Installment Payments, Fixed Amount – An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted by Subaccount investment results (variable basis payments) or interest at an effective rate of 2.5% per year (fixed basis payments), is exhausted. The final annuity payment will be the remaining balance.

•     Option 7 - Deposit Option - This option is available on a fixed basis payment only. The amount due may be left on deposit with us for placement in the General Account with interest at the rate of not less than 2.5% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected.

•     Other Annuity Forms - May be agreed upon.

At any time, any amount remaining under Option 5, 6, or 7 may be withdrawn or, if that amount is at least $5,000, may be applied under any one (1) of the first four (4) options. In no case may payments under Option 1, 2, 3 or 4, be commuted. Under Option 5 and 6, you will receive the present value of any remaining payments using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. For Option 7, you will receive the remaining balance.
The lump sum payment requested will be paid within seven (7) days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request. If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of any remaining certain payments will be paid in a lump sum to the estate of the beneficiary. If the beneficiary dies after Option 7 has started, the balance held by us will be paid to the beneficiary’s estate.

Value of Variable Basis Annuity Payments

If you elect variable basis payments, the dollar amount of the first variable basis payment will depend on the annuity purchase rates described in your Contract for the annuity option you choose. These rates vary based on the Annuitant’s attained age at settlement and if applicable, gender, and if applicable, upon the attained age at settlement and gender of a second person you designate. Under such table, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable basis payment will be. As provided in your Contract and as explained below we may adjust the age used to determine payments. After your first payment, the dollar amount of your payments will vary based on the investment performance of the Subaccount(s) you invest in and the Contract’s assumed interest rate.

Assumed Investment Rates

The assumed investment rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 2.5%.

The annuity tables in the Contract used to calculate the annuity payments are based on an “assumed investment rate” of 2.5%. If the actual investment performance of the particular Subaccount selected is such that the net investment return is 2.5% per annum, the annuity payments will be as shown in the tables. If the actual net investment return exceeds 2.5%, the annuity payments will be higher than as shown in the tables. If the actual net investment return is less than 2.5%, the annuity payments will be lower than in the tables.

In other words, if the annualized investment performance after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 2.5%, then the dollar amount of your variable basis income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 2.5%, then the dollar amount of your income payment will increase.

At your election, where state law permits, an immediate annuity Contract may provide annuity benefits based on an assumed investment rate other than 2.5%. The annuity rates for immediate annuity Contracts are available upon request to us.

On the Annuity Date the net sum payable is applied and we determine the number of your Annuity Units for each Subaccount you select. The number of Annuity Units will not change unless you make a transfer. On the Annuity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable basis income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount on the date the income payment is calculated.
Following the Annuity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

(a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

(b) is an assumed interest rate factor equal to .99993235 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one (1) plus the assumed investment rate of 2.5%. We may offer a plan that has a different assumed investment rate. If we do, the assumed investment rate factor we use in (b) above would change.

Annuity Provisions

We determine non-qualified life contingent annuity payments based on the Annuity 2000 Mortality Table and 2.5% interest which reflects the age and sex of the Annuitant and the type of annuity option selected. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has elapsed since January 1, 2000. The annuity payment will also vary with the investment performance of Portfolios you choose.
We determine qualified life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male and 50% female blend) and 2.5% interest which reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Portfolios you choose. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 22.96% of the outstanding stock of American National Insurance Company.
We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under Variable Annuity Contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other Contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

The Separate Account is not our only Separate Account that invests in the Portfolios. Other Separate Accounts, including those funding other Variable Annuity Contracts, variable life insurance policies and other insurance company variable Contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with Owners of variable life insurance policies and Owners of other Variable Annuity Contracts whose values are allocated to other Separate Accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or Owners of other Contracts and the retirement plans or their participants which invest in the Portfolios. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND: American National Investment Accounts, Inc.

ADVISER: Securities Management and Research, Inc

Subaccount investing in:	Investment objective:
American National Growth Portfolio	seeks to achieve long-term capital appreciation
American National Balanced Portfolio	seeks to conserve principal, produce current income, and achieve long-term capital appreciation
American National Equity Income Portfolio	seeks current income and long-term capital appreciation
American National Money Market Portfolio	seeks the highest current income consistent with the preservation of capital and maintenance of liquidity
Subaccount investing in:	Investment objective:
American National International Stock Portfolio	seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies
American National Small-Cap/Mid-Cap Portfolio	seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies
American National Government Bond Portfolio

seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a Portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities

American National Money Market Portfolio	seeks the highest current income consistent with the preservation of capital and maintenance of liquidity

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FUND: The Alger American Fund Class O Shares
ADVISER: Fred Alger Management, Inc.

Subaccount investing in:	Investment objective:
Alger American SmallCap Growth Portfolio•	seeks long-term capital appreciation
Alger American Growth Portfolio	seeks long-term capital appreciation
Alger American MidCap Growth Portfolio	seeks long-term capital appreciation
Alger American Capital Appreciation Portfolio	seeks long-term capital appreciation
Alger American Income & Growth Portfolio	primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger American Balanced Portfolio	seeks current income and long-term capital appreciation

• Not available for investment for Contracts issued on or after July 1, 2007.

fUND: Federated Insurance Series
ADVISER: Federated investment management company

Federated Equity Management Company of Pennsylvania is the Adviser for Federated Capital Income Fund II, Federated Mid Cap Growth Strategies Fund II, Federated Equity Income Fund II and Federated Kaufmann Fund II

Subaccount investing in:	Investment objective:
Federated Capital Income Fund II	seeks to achieve high current
Subadvised by: Federated Investment	income and moderate
Management Company	capital appreciation
Federated Mid Cap Growth Strategies Fund II	seeks capital appreciation
Federated Equity Income Fund II	seeks to provide above average income and capital appreciation
Federated Kaufmann Fund II – Primary Shares	seeks capital appreciation
Subadvised by: Federated Global Investment
Management Corp.

ADVISER: Federated Investment Management Company is the Adviser for Federated High Income Bond Fund II, Federated Fund for U.S. government Securities II and Federated Quality Fund II

Subaccount investing in:	Investment objective:
Federated High Income Bond Fund II – Primary Shares	seeks high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II – Primary Shares	seeks to provide current income

FUND: Fidelity Variable Insurance products Service Class 2
ADVISER: Fidelity Management & Research Company

Subaccount investing in:	Investment objective:
VIP Mid Cap Portfolio	seeks long term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.

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VIP Index 500 Portfolio	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500SM Index (S&P 500 ®)
Subadvised by:
Geode Capital Management
FMR Co., Inc
VIP Contrafund® Portfolio	seeks long term capital appreciation

subadvised by:

Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
Subaccount investing in:	Investment objective:
VIP Growth Strategy Portfolio	seeks capital appreciation

subadvised by:

Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Opportunities Portfolio	seeks to provide capital growth

subadvised by:

Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity Income Portfolio	seeks reasonable income and will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
subadvised by:
FMR Co., Inc.
Subaccount investing in:	Investment objective:
VIP Investment Grade Bond Portfolio	seeks as high a level of current income as is consistent with the preservation of capital subadvised by:
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth and Income Portfolio	seeks high total return through a combination of current income and capital appreciation subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
Subaccount investing in:	Investment objective:
VIP Value Leaders Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

FUND: AIM Variable Insurance Funds – SERIES I SHARES
ADVISER: invesco AIM Advisors, Inc.

Subaccount investing in:	Investment objective:
AIM V.I. Global Health Care Fund	seeks capital growth
AIM V.I. Small Cap Equity Fund	seeks long-term growth of capital
AIM V.I. Utilities Fund	seeks capital growth and also seeks current income
AIM V.I. Dynamics Fund	seeks long-term capital growth
AIM V.I. Financial Services Fund	seeks capital growth
AIM V.I. Technology Fund	seeks capital growth
AIM V.I. Global Real Estate Fund	seeks to achieve high total return
through growth of capital and current income

Subadvisor(s): Invesco Trimark Investment Management Inc; Invesco Global Asset Management (N.A.), Inc.: Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

FUND: MFS® Variable Insurance Trust – Initial class shares
ADVISER: Massachusetts Financial Service Company

Subaccount investing in:	Investment objective:
MFS Core Equity Series	seeks capital appreciation
MFS Growth Series	seeks capital appreciation
MFS Research Series	seeks capital appreciation
MFS Investors Trust Series	seeks capital appreciation

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FUND: T. Rowe Price

aDVISER: T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

aDVISER: T. Rowe Price International, Inc., is responsible for selection and management of the Portfolio investments of T. Rowe Price International Series, Inc.

FUND: T. Rowe Price Equity Series, Inc.

Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND: T. Rowe Price Fixed Income Series, Inc.

Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

FUND: T. Rowe Price International Series, Inc.

Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies

* Not available for investment in Contracts issued on or after May 1, 2004.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses that we incur. These payments may be derived, in whole or in part, from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and, in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

     During 2008, we received the following amounts with respect to the following Funds:

Fund	Amount We Received
AIM Variable Insurance Funds	$ 81,585
The Alger American Fund	136,541
Fidelity Variable Insurance Products	544,782
Federated Insurance Series	57,611
MFS Variable Insurance Trust	24,488

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     During 2009, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds	.25%
The Alger American Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.25%
MFS Variable Insurance Trust	.15%
T. Rowe Price Funds	.10%

The Portfolios are sold only to Separate Accounts of insurance companies offering Variable Annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Voting Rights

Since we are the legal holder of the Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.
The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one (1) share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

Changes in Investment Options

We may establish additional Subaccounts, which would invest in additional Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.
If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our Separate Accounts.

Fixed Account

Before the Annuity Date, you can allocate all or a portion of your Purchase Payments to the Fixed Account. In addition, if you participate in our Fixed Account dollar cost averaging program, you may designate amounts to be held in dollar cost averaging Fixed Account options. Subject to certain limitations, you can also transfer Accumulation Value from the Subaccounts to the Fixed Account. Transfers from the Fixed Account and from either of the dollar cost averaging Fixed Account options to the Subaccounts are restricted. (See the “Transfers” and the “Special Programs” provisions in the “Contract” section of this Prospectus.)
Purchase Payments allocated to and transfers from a Subaccount to the Fixed Account are placed in our General Account. Purchase Payments allocated to one of the dollar cost averaging Fixed Account options are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the Fixed Account declared rate would fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the “33 Act”) and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the “40 Act”). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 33 Act or the 40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract. However, disclosures regarding the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

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FEDERAL TAX MATTERS

The Following Discussion Is General and Is Not Tax Advice

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the “IRS”) will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as an annuity Contract for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity Contract.

Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract’s Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.
Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the Contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.
The “investment in the contract” generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, Purchase Payments that were not excluded from the individual’s gross income) less any amounts withdrawn that were not taxable.
The following discussion applies to Contracts owned by natural persons.

Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal tax penalty equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

•     made after the taxpayer reaches age 59 1/2;

•     made because of the death of the Contract Owner;

•     attributable to the taxpayer becoming disabled; or

•     made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the Contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the Contract will be taxed.

•     For Variable Annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the Contract by the total number of expected annuity payments.

•     For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the Contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

•     if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

•     if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

In order to be treated as an annuity Contract for federal income tax purposes, the Code requires any Non-Qualified annuity Contract to contain certain provisions concerning how an interest in the Contract is distributed on the Owner’s death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

Annuity distributions generally are subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

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Multiple Contracts

All Non-Qualified, deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one (1) annuity Contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two (2) or more annuity Contracts purchased by the same Owner (it has authority to issue regulations on aggregating multiple Contracts). Accordingly, you should consult a tax advisor before purchasing more than one (1) annuity Contract.

Exchanges

Section 1035 of the Internal Revenue Code (the “Code”) provides generally for tax-free exchanges of one (1) annuity Contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

•     contributions made in excess of specified limits;

•     distributions received prior to age 59 1/2 (subject to certain exceptions);

•     distributions that do not conform to specified commencement and minimum distribution rules;

•     aggregate distributions in excess of a specified annual amount; and

•     contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity Contract for use with any qualified retirement plan, you should get legal and tax advice.

Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the Contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.
For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “five percent (5%) owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2.

❑Corporate and Self-Employed Pension and Profit Sharing Plans - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

❑ Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity Contracts for their employees. Generally, payments to Section 403(b) annuity Contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity Contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59½, and separation from service, disability, or financial hardship:

(a)     salary reduction contributions made in years beginning after December 31, 1988;

(b)     earnings on those contributions; and

(c)     earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship.

❑ Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” Section 408 of the Code limits the amount, which may be contributed to an IRA each year to the lesser of a specified dollar amount for the year or 100% of the Contract Owner’s adjusted gross income. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

❑ Roth IRAs - Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (i) before age 59½ (subject to certain exceptions) or (ii) during the five (5) taxable years starting with the year in which the first contribution is made to the Roth IRA.

❑ Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the plan participant attains age 70½, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser regarding such developments and their effect on the Contract.

Other Tax Issues

Qualified Plans have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.
“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.
Other distributions from Qualified Plans generally are subject to withholding for the Plan Participant’s federal income tax liability. The withholding rate varies according to the type of distribution and the Participant’s tax status. The Participant will be provided the opportunity to elect not to have tax withheld from distributions.
While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two (2) or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from the Contract, or from any applicable payment, and pay it directly to the IRS.
The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity Contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity Contract purchase.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

Investment PERFORMANCE

Investment Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.
Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.
A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.
Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load or Enhanced Death Benefit rider costs.
The Subaccount investing in the American National Money Market Portfolio may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a seven (7) day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

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Distribution of the Contract

Principal Underwriter

Securities Management and Research, Inc. (“SM&R”), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the Financial Industry Regulatory Authority (“FINRA”). More information about SM&R and its registered persons is available through FINRA BrokerCheck at http://www.finra.org or by calling 1-800-289-9999. Registered representatives with SM&R are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

Sales of the Contracts

SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”); and (ii) its own registered representatives who are registered with the FINRA and with the states in which they do business. The selling brokers also sell the Contracts through registered representatives. Their registered representatives are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.
We pay commissions associated with the promotion and sale of the Contracts to the registered representatives of SM&R and to the other selling brokers. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated purchase payments. We pay commissions either as a percentage of first year Purchase Payments or as a combination of a percentage of first year Purchase Payments and percentage of Accumulation Value in subsequent years. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.
The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits a Contract Owner elects when he or she purchases the Contract. We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time Purchase Payments have been held under the Contract, Accumulation Values and elected features and benefits).
We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts. When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative. Since registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through a selling broker, we pay the entire sales commission directly to the selling broker; that broker may retain a portion of the commission before it pays a commission or other compensation to the registered representative who sold the Contract.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from a nominal amount to $75,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2007, the actual fees paid ranged from  $340 to  $5,000, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sale incentives and marketing payments, are not charged directly to you or to your Accumulation Value but are taken into account when setting the levels of fees and charges that you do pay.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company,
Variable Contracts Department,
One Moody Plaza,

P.O. Box 1893

Galveston, TX 77550

STATEMENT OF ADDITIONAL INFORMATION

A Registration Statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account and the Contract offered. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov The table of contents for the Statement of Additional Information follows:

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A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

American National Insurance Company
Variable Contracts Department
One Moody Plaza

P.O. Box 1893

Galveston, Texas 77550

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Form 4879	Rev 5-09

Part B
Statement of Additional Information
For the
WealthQuest III Variable Annuity
Issued by
American National Insurance Company

One Moody Plaza, Galveston TX 77550-7999
1-800-306-2959
Relating to the Prospectus dated May 1, 2009

Registrant

American National Insurance Company Separate Account
One Moody Plaza

Galveston, Texas 77550-7999

Depositor

American National Insurance Company
One Moody Plaza

Galveston, TX 77550-7999

Principal Underwriter

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400

League City, Texas 77573

Independent Registered Public Accounting Firm

KPMG LLP
700 Louisiana

Houston, Texas 77002-2786

This Statement of Additional Information dated May 1, 2009 expands upon subjects discussed in the prospectus for the Contract. You may obtain a copy of the prospectus dated May 1, 2009 by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, P.O. Box 1893, Galveston, Texas 77550-7999. Terms used in the prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this Statement shall have the meaning set forth in the prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract (“the Contract”).

Form 4879-SAI	Rev. 5/09

The Contract

The following information provides additional information about the Contract, supplements the description in the prospectus, and may be of interest to some Contract Owners.

Computation of Variable Annuity Payments

The amount of the first variable annuity payment to the Annuitant will depend on the following: the amount of Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence; the amount of any premium tax owed (if applicable); the annuity option selected; and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (“AIR”) of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable Subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the Subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.50% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if Subaccounts underlying the Contract have a cumulative net investment return of 4% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s). If such net investment return is 1% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s).

Annuity Unit Value

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of the corresponding Portfolio. The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of Variable Annuity payments.

Illustration: Calculation of Annuity Unit Value

Annuity of 120 monthly payments certain

1. Annuity Unit value, beginning of period	$ .980000
2. Net investment factor for period	1.001046
3. Daily adjustment for 2.5% assumed investment rate	. 999932^30 = .99796
4. (2) x (3)	.99900
5. Annuity Unit value, end of period (1) x (4)	$.97902

Illustration: Annuity Payments

Annuity of 120 monthly payments certain

1.     Number of Accumulation Units at Annuity Date     10,000.00

2.     Accumulation Unit value (10 days prior to date of

     first monthly payment)     $1.800000

3.     Accumulation Value of Contract (1) x (2)     $ 18,000.00

4.     First monthly annuity payment per $1,000 of net

     sum payable (assume equal to Accumulation Value)     $9.39

5.     First monthly annuity payment (3) x (4) / 1,000     $169.02

6.     Annuity Unit value (10 days prior to date of first

     monthly payment)     $.980000

7.     Number of Annuity Units (5) / (6)     172.469

8.     Assume Annuity Unit value for second month equal to     $.997000

9.     Second monthly annuity payment (7) x (8)      $171.95

10.     Assume Annuity Unit value for third month equal to     $.953000

11.     Third monthly annuity payment (7) x (10)     $163.87

Summary

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and the payment amount will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial Variable Annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Subaccounts to be passed on to the annuitant. Suppose the underlying Portfolio showed a monthly return of 1% after the first month, the payee’s second monthly payment would be (assuming thirty (30) days between payments and an initial annuity payment of $100):
$100 x [1.01/(1.025) 30/365] = $100.80
The AIR methodology means that at each payment date the value in an annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

Exceptions to Charges

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National may be permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

Assignment

The Contract may be assigned by the Contract Owner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code (“The Code”). 401(k) Contracts are also not assignable.

Minimum Distributions Program

Under the Systematic Withdrawal Program, the Contract Owner can elect to participate in the “Minimum Distributions Program” by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. There is no charge to participate in the Minimum Distribution Program. American National calculates the minimum distribution assuming the minimum distribution amount is based solely on the value of the Contract Owner’s Contract. However, the required minimum distribution amounts applicable to the Contract Owner’s particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contract Owner’s Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.
In order to participate in the Minimum Distributions Program, the Contract Owner must notify American National of such election in writing in the calendar year in which the Contract Owner attains age 70½. If the Contract Owner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.
American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contract Owner and elections made by the Contract Owner. The Contract Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code’s minimum distribution rules.

The Minimum Distributions Program is based on American National’s understanding of the present federal income tax laws, as the IRS currently interprets them. Numerous special tax rules apply to Contract owners whose Contracts are used with qualified plans. Contract Owners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

Distribution of the Contract

The Contracts are offered to the public through broker/dealers licensed under federal securities laws and, as necessary, state insurance laws. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts, however, we reserve the right to do so.

Pursuant to a Distribution and Administrative Services Agreement (the “Distribution Agreement”) with Securities Management and Research, Inc. ("SM&R"), SM&R acts as the principal underwriter on behalf of American National for distribution of the Contracts. SM&R’s home office is located at 2450 South Shore Boulevard, League City, TX 77573. SM&R offers the Contracts through: (i) selling agreements with other broker/dealers (“selling brokers”) registered under the Securities Exchange Act of 1934 (the “34 Act”) to sell the Contracts; and (ii) its own registered representatives. The selling brokers also sell the Contracts through registered representatives. The registered representatives are registered with the Financial Industry Regulatory Authority (“FINRA”) and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

In connection with the sales activities of their registered representatives, SM&R is responsible for:

•	compliance with the requirements of any applicable state broker-dealer regulations and the 34 Act;

•	keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the 34 Act;

•	training the registered representatives for the sale of Contracts; and

•	forwarding all Purchase Payments for sales of the Contracts by those registered representatives directly to American National.

SM&R is not entitled to any remuneration for its services as principal underwriter; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter. Commissions are paid to the selling brokers under their respective agreements with SM&R. SM&R passes through commissions it receives to the selling broker for their respective sales, and does retain any portion of those commissions. Similarly, commissions are paid to the registered representatives of SM&R for the sale of the Contracts.

We paid aggregate commissions of $4,159,512, $5,439,002, and $5,303,917, in 2008, 2007, and 2006, respectively, to the registered representatives of SM&R for the sale of variable life policies and variable annuity contracts by its registered representatives and the selling brokers. SM&R did not retain any of these commissions.

Tax Matters

Diversification Requirements. The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.
In certain circumstances, the Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity Contract must provide that:

(i) if a Contract Owner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contract Owner died; and

(ii) if a Contract Owner dies before the Annuity Date, the entire interest in the Contract will be distributed within five (5) years after the Contract Owner dies.

These requirements are considered satisfied as to any portion of the Contract Owner’s interest that is (i) payable as annuity payments which begin within one (1) year of the Contract Owner’s death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary’s life expectancy.
If the Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner and no distribution is required.

Other rules may apply to Qualified Contracts.

Records and Reports

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

Performance

Performance information for any Subaccount may be compared, in reports and advertising to:

•     the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”),

•     Dow Jones Industrial Average (“DJIA”),

•     Donoghue’s Money Market Institutional Averages;

•     other variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

•     the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.
Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

•     the ranking of any Subaccount derived from rankings of variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank Separate Accounts or other investment products on overall performance or other criteria, and

•     the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent one (1), five (5), and ten (10) year periods or, if less, the period from the Subaccount’s inception of operation.
Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually-compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten (10) years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten (10) years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.
Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the SEC:
P(1+T)n = ERV
where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Non-standardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.
In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.
From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Non-standard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

Yields

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical 7-day periods. Current yield of a money market Subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one (1) Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one (1) from the result, according to the formula prescribed by the SEC:
Effective Yield = [(Base Period Return +1)365/7] - 1.
Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:
Yield = 2[([a – b]/cd + 1)6 - 1]
where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

State Law Differences

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

Separate Account

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.
American National will redeem shares in the Portfolios as needed to:

•     collect charges;

•     pay surrenders;

•     provide benefits; or

•     transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.
The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another Portfolio of a registered open-end management company.
American National may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.
If any of these substitutions or changes are made, American National may change the Contract by sending an endorsement. American National may:

•     operate the Separate Account as a management company,

•     de-register the Separate Account if registration is no longer required,

•     combine the Separate Account with other Separate Accounts,

•     restrict or eliminate any voting rights associated with the Separate Account, or

•     transfer the assets of the Separate Account relating to the Contracts to another Separate Account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Termination of Participation Agreements

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

American National Investment Accounts, Inc.

The participation agreement for the American National Fund provides for termination:

•      upon sixty (60) days advance written notice by any party;

•     by American National, if any of the American National Fund’s shares are not reasonably available to meet the requirements of the Contracts;

•     by American National, if any of the shares of the American National Fund are not registered, issued, or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts;

•     by American National, upon the requisite vote of the Contract Owners having an interest in a particular Subaccount to substitute the shares of another investment company for the corresponding American National Fund shares; or

•     by American National, upon institution of formal proceedings against the American National Fund by the SEC.

Fidelity Variable Insurance Products – Service class 2

All participation agreements for the Fidelity Funds provide for termination:

•     upon sixty (60) days advance written notice by any party;

•     by American National, with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

•     by American National, with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•     by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the “Code”), or if American National reasonably believes the Fidelity Funds may fail to so qualify;

•     by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

•     by the Fidelity Funds, or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•     by American National, upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•     by the Fidelity Funds, or the underwriter, forty-five (45) days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

•     upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

•     upon six (6) months advance written notice by any party;

•     by American National, with respect to any T. Rowe Price Portfolio, if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;

•     by American National, with respect to any T. Rowe Price Portfolio, if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•     by the T. Rowe Price Funds or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement;

•     by American National, upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, FINRA, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

•     by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

•     by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

•     by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•     by American National, upon a determination by American National, that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•     by the T. Rowe Price Funds or the underwriter sixty (60) days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if, at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

•     upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

•     upon one-hundred-eighty days advance written notice by any party;

•     at American National’s option, if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts;

•     at the option of the Federated Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares;

•     at American National’s option, upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, FINRA, or any other regulatory body;

•     upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund;

•     if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•     upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund;

•     at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code; or

•     at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

•     upon six (6) months advance written notice by any party;

•     at American National’s option, to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•     at the option of the MFS Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund;

•     at American National’s option, upon the institution of formal proceedings against the MFS Fund by the SEC, FINRA, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund;

•     at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund;

•     by the MFS Fund or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•     by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•     at the option of any party, upon another party’s material breach of any provision of the MFS participation agreement; or

•     upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund Class O Shares

This participation agreement provides for termination:

•     upon six (6) months advance written notice by any party;

•     at American National’s option to the extent the shares of any Alger American Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•     at the option of the Alger American Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger American Fund;

•     at American National’s option, upon the institution of formal proceedings against the Alger American Fund by the SEC, FINRA, or any other regulatory body regarding the Alger American Fund’s or the underwriter’s duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund;

•     at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund;

•     by the Alger American Fund, or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•     by American National, upon a determination, by American National that the Alger American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•     at the option of any party, upon another party’s material breach of any provision of the Alger American participation agreement; or

•     upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

AIM Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

•	Upon six (6) months advance written notice by any party, with or without cause; or

•

Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the FINRA, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or

•	Upon two (2)-business-days advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements and supplementary schedules of American National Insurance Company and subsidiaries as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008 and the financial statements and financial highlights of American National Separate Accounts as of December 31, 2008 and for each of the periods indicated herein, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Financial Statements

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American National Insurance Company and
Policy Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of Alger American (AA) Small Cap, AA Growth, AA Income & Growth, AA Balanced, AA MidCap Growth, AA Capital Appreciation, Federated Capital Income Fund II, Federated Fund for U.S. government Securities II, Federated High Income Bond Fund Il-Primary Shares, Federated Mid Cap Growth Strategies Fund II, Federated Equity Income Fund II, Federated Quality Bond Fund Il-Primary Shares, Federated Kaufmann Fund Il – Primary Shares, Fidelity Variable Insurance Product (VIP) Growth and Income, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Growth Opportunities, Fidelity VIP Mid Cap, Fidelity VIP Aggressive Growth II, Fidelity VIP Asset Manager II, Fidelity VIP Asset Manager: Growth II, Fidelity VIP Contrafund II, Fidelity VIP Index 500 II, Fidelity VIP Growth Opportunities II, Fidelity VIP Mid Cap II, Fidelity VIP Equity Income II, Fidelity VIP Investment Grade Bond II, Fidelity VIP Growth and Income II, Fidelity VIP Value II, Fidelity VIP Value Strategies II, Fidelity VIP Value Leaders II, AIM Variable Insurance Funds (V.I.) Dynamics, AIM V.I. Global Health Care, AIM V.I. Technology, AIM V.I. Small Co. Growth, AIM V.I. Global Real Estate, AIM V.I. Utilities, AIM V.I. Financial Services, AIM V.I. Small Cap Equity, MFS Growth, MFS Core Equity, MFS Research, MFS Investors Trust, Van Eck (VE) Worldwide Hard Assets, VE Worldwide Emerging Markets, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small-Cap/Mid-Cap, AN International Stock, T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited-Term Bond, TRP Mid-Cap Growth, Lazard (LAZ) Retirement Small Cap, and LAZ Retirement Emerging Markets segregated subaccounts of American National Variable Annuity Separate Account, (the Account) as of December 31, 2008, and the related statement of Operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2008 and the results of their operations for the year, or lesser period, then ended, changes in net assets for each of the years, or lesser periods, in the two-year period then ended, and their financial highlights for each of the years, or lesser period, in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Houston, Texas
April 30, 2009

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Assets	Alger Small Cap	Alger Growth	Alger Income & Growth
91,811 shares at net asset value of $17.58	1,614	—	—
(cost $2,554)
57,650 shares at net asset value of $26.48	—	1,527	—
(cost $2,244)
123,651 shares at net asset value of $7.20	—	—	890
(cost $1,318)
Total Assets	1,614	1,527	890

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,614	1,527	890

Policyholders' Equity
WealthQuest Variable Annuity II	55	124	69
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	386	204	80
WealthQuest III Variable Annuity - 6 yr. Ratchet	44	88	136
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	89	147	69
Group Unallocated Variable Annuity Registered	1,040	964	536
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	100,819	252,642	133,234
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	653,078	414,854	148,817
WealthQuest III Variable Annuity - 6 yr. Ratchet	75,573	180,321	255,355
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1,313
WealthQuest III Variable Annuity - 5% Roll-up	155,183	309,155	132,342
Group Unallocated Variable Annuity Registered	1,678,112	1,870,395	951,282
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.55	0.49	0.52
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.59	0.49	0.54
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.59	0.49	0.53
WealthQuest III Variable Annuity - 3% Roll-up	—	—	0.53
WealthQuest III Variable Annuity - 5% Roll-up	0.57	0.48	0.52
Group Unallocated Variable Annuity Registered	0.62	0.52	0.56

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNts IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Assets	Alger Balanced	Alger MidCap Growth	AlgerCapital Appreciation
294,751 shares at net asset value of $8.64	2,547	—	—
(cost $3,827)
267,679 shares at net asset value of $7.04	—	1,884	—
(cost $4,649)
58,404 shares at net asset value of $30.39	—	—	1,775
(cost $2,706)
Total Assets	2,547	1,884	1,775

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	2,547	1,884	1,775

Policyholders' Equity
WealthQuest Variable Annuity II	175	143	94
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	878	437	559
WealthQuest III Variable Annuity - 6 yr. Ratchet	174	170	116
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1
WealthQuest III Variable Annuity - 5% Roll-up	9	120	25
WQ III Group Unallocated Variable Annuity	1,311	1,014	980
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	225,836	232,021	174,385
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1,112,868	690,014	954,951
WealthQuest III Variable Annuity - 6 yr. Ratchet	222,742	270,716	200,672
WealthQuest III Variable Annuity - 3% Roll-up	353	85	2,131
WealthQuest III Variable Annuity - 5% Roll-up	11,276	195,644	43,364
WQ III Group Unallocated Variable Annuity	1,581,019	1,526,295	1,594,184
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.78	0.62	0.54
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.79	0.63	0.59
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.78	0.63	0.58
WealthQuest III Variable Annuity - 3% Roll-up	0.78	0.62	0.58
WealthQuest III Variable Annuity - 5% Roll-up	0.77	0.61	0.57
WQ III Group Unallocated Variable Annuity	0.83	0.66	0.61

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Assets	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond- Prim. Sh.
67,420 shares at net asset value of $7.25	489	—	—
(cost $599)
100,564 shares at net asset value of $11.45	—	1,151	—
(cost $1,128)
542,011 shares at net asset value of $5.03	—	—	2,726
(cost $3,937)
Total Assets	489	1,151	2,726

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	489	1,151	2,726

Policyholders' Equity
WealthQuest Variable Annuity II	11	467	310
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	47	133	647
WealthQuest III Variable Annuity - 6 yr. Ratchet	67	212	118
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	21	—	112
WQ III Group Unallocated Variable Annuity	343	339	1,539
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	13,864	312,119	312,452
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	61,449	119,190	642,225
WealthQuest III Variable Annuity - 6 yr. Ratchet	87,238	190,472	118,242
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	27,426	—	114,697
WQ III Group Unallocated Variable Annuity	422,124	294,145	1,454,734
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.77	1.50	0.99
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.77	1.12	1.01
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.77	1.11	1.00
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.75	—	0.98
WQ III Group Unallocated Variable Annuity	0.81	1.15	1.06

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Assets	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond-Prim. Sh.	Federated Kaufmann-Prim. Sh.
50,530 shares at net asset value of $12.74	644	—	—	—
(cost $1,179)
53,729 shares at net asset value of $10.89	—	585	—	—
(cost $812)
59,284 shares at net asset value of $10.00	—	—	593	—
(cost $650)
50,031 shares at net asset value of $9.80	—	—	—	490
(cost $790)
Total Assets	644	585	593	490

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	644	585	593	490

Policyholders' Equity
WealthQuest Variable Annuity II	242	93	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	139	209	215	53
WealthQuest III Variable Annuity - 6 yr. Ratchet	8	21	17	7
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	21	44	68	13
WQ III Group Unallocated Variable Annuity	234	218	293	417
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	255,384	94,759	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	240,063	284,760	217,706	56,637
WealthQuest III Variable Annuity - 6 yr. Ratchet	14,131	29,146	17,571	6,966
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	37,557	62,351	69,042	14,556
WQ III Group Unallocated Variable Annuity	387,063	283,423	287,711	432,434
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.95	0.98	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.58	0.73	0.99	0.94
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.57	0.73	0.98	0.93
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.56	0.71	0.98	0.92
WQ III Group Unallocated Variable Annuity	0.61	0.77	1.02	0.97

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
4,879 shares at net asset value of $8.79	43	—	—	—
(cost $69)
56,538 shares at net asset value of $13.18	—	745	—	—
(cost $1,278)
34,479 shares at net asset value of $23.53	—	—	811	—
(cost $1,327)
12,919 shares at net asset value of $3.96	—	—	—	51
(cost $78)
Total Assets	43	745	811	51

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	43	745	811	51

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	43	745	811	51
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	62,631	425,792	502,288	42,777
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	0.68	1.75	1.62	1.19
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
411,840 shares at net asset value of $1.00	412	—	—	—
(cost $412)
37,260 shares at net asset value of $12.17	—	453	—	—
(cost $737)
30,284 shares at net asset value of $11.84	—	—	359	—
(cost $372)
29,825 shares at net asset value of $10.31	—	—	—	307
(cost $420)
Total Assets	412	453	359	307

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	412	453	359	307

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	198
Investrac Gold Variable Annuity	412	453	359	109
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	185,229
Investrac Gold Variable Annuity	284,813	334,307	194,869	68,366
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	1.07
Investrac Gold Variable Annuity	1.45	1.36	1.84	1.60
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
30,913 shares at net asset value of $99.19	3,066	—	—
(cost $3,971)
216,072 shares at net asset value of $15.39	—	3,325	—
(cost $5,816)
57,828 shares at net asset value of $9.68	—	—	560
(cost $757)
Total Assets	3,066	3,325	560

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	3,066	3,325	560

Policyholders' Equity
WealthQuest Variable Annuity II	1,533	1,543	330
Investrac Gold Variable Annuity	1,533	1,782	230
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	1,617,695	1,205,375	369,170
Investrac Gold Variable Annuity	755,474	796,898	174,709
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.95	1.28	0.89
Investrac Gold Variable Annuity	2.03	2.24	1.31
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
5,948 shares at net asset value of $9.87	59	—	—
(cost $88)
35,596 shares at net asset value of $9.99	—	356	—
(cost $561)
29,699 shares at net asset value of $18.43	—	—	547
(cost $888)
Total Assets	59	356	547

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	59	356	547

Policyholders' Equity
WealthQuest Variable Annuity II	—	349	—
Investrac Gold Variable Annuity	59	7	547
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	615,066	—
Investrac Gold Variable Annuity	73,376	16,471	271,131
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	0.57	—
Investrac Gold Variable Annuity	0.80	0.43	2.02
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products - Service Class II
Assets	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
144,107 shares at net asset value of $5.06	729	—	—
(cost $1,281)
376 shares at net asset value of $10.15	—	4	—
(cost $5)
459,741 shares at net asset value of $15.14	—	—	6,960
(cost $13,021)
Total Assets	729	4	6,960

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	729	4	6,960

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	158	—	2,096
WealthQuest III Variable Annuity - 6 yr. Ratchet	15	—	337
WealthQuest III Variable Annuity - 3% Roll-up	—	—	2
WealthQuest III Variable Annuity - 5% Roll-up	1	—	357
WQ III Group Unallocated Variable Annuity	555	4	4,168
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	270,662	—	2,359,975
WealthQuest III Variable Annuity - 6 yr. Ratchet	26,803	—	382,720
WealthQuest III Variable Annuity - 3% Roll-up	—	—	2,061
WealthQuest III Variable Annuity - 5% Roll-up	1,001	—	415,152
WQ III Group Unallocated Variable Annuity	905,966	4,241	4,467,529
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.58	—	0.89
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.58	—	0.88
WealthQuest III Variable Annuity - 3% Roll-up	—	—	0.87
WealthQuest III Variable Annuity - 5% Roll-up	0.57	—	0.86
WQ III Group Unallocated Variable Annuity	0.61	0.90	0.93

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
49,263 shares at net asset value of $98.50	4,852	—	—
(cost $7,154)
77,440 shares at net asset value of $9.92	—	768	—
(cost $1,338)
330,681 shares at net asset value of $18.12	—	—	5,992
(cost $10,181)
Total Assets	4,852	768	5,992

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	4,852	768	5,992

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1,369	142	2,060
WealthQuest III Variable Annuity - 6 yr. Ratchet	319	9	392
WealthQuest III Variable Annuity - 3% Roll-up	—	—	6
WealthQuest III Variable Annuity - 5% Roll-up	426	50	208
WQ III Group Unallocated Variable Annuity	2,738	567	3,326
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	2,137,982	306,686	1,509,570
WealthQuest III Variable Annuity - 6 yr. Ratchet	502,603	19,679	289,201
WealthQuest III Variable Annuity - 3% Roll-up	401	—	4,536
WealthQuest III Variable Annuity - 5% Roll-up	685,244	110,330	156,717
WQ III Group Unallocated Variable Annuity	4,071,736	1,165,958	2,322,857
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.64	0.46	1.36
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.63	0.46	1.35
WealthQuest III Variable Annuity - 3% Roll-up	0.63	—	1.34
WealthQuest III Variable Annuity - 5% Roll-up	0.62	0.45	1.33
WQ III Group Unallocated Variable Annuity	0.67	0.49	1.43

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
42,561 shares at net asset value of $13.00	553	—	—
(cost $990)
68,239 shares at net asset value of $11.62	—	793	—
(cost $832)
46,054 shares at net asset value of $8.65	—	—	398
(cost $672)
Total Assets	553	793	398

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	553	793	398

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	257	212	141
WealthQuest III Variable Annuity - 6 yr. Ratchet	96	17	35
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	32	21	10
WQ III Group Unallocated Variable Annuity	168	543	212
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	350,682	209,173	179,412
WealthQuest III Variable Annuity - 6 yr. Ratchet	131,125	17,099	44,722
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	44,134	20,544	12,354
WQ III Group Unallocated Variable Annuity	222,491	518,308	261,810
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.73	1.01	0.79
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.73	1.01	0.78
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.72	1.00	0.78
WQ III Group Unallocated Variable Annuity	0.76	1.05	0.81

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
54,127 shares at net asset value of $6.64	359	—	—
(cost $683)
79,012 shares at net asset value of $4.96	—	392	—
(cost $850)
34,113 shares at net asset value of $7.46	—	—	254
(cost $439)
Total Assets	359	392	254

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	359	392	254

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	87	189	44
WealthQuest III Variable Annuity - 6 yr. Ratchet	34	40	25
WealthQuest III Variable Annuity - 3% Roll-up	—	—	3
WealthQuest III Variable Annuity - 5% Roll-up	19	24	—
WQ III Group Unallocated Variable Annuity	219	139	182
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	131,306	280,949	60,820
WealthQuest III Variable Annuity - 6 yr. Ratchet	52,537	59,240	35,437
WealthQuest III Variable Annuity - 3% Roll-up	—	—	4,918
WealthQuest III Variable Annuity - 5% Roll-up	29,314	36,714	—
WQ III Group Unallocated Variable Annuity	322,714	199,384	245,837
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.66	0.67	0.72
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.66	0.67	0.71
WealthQuest III Variable Annuity - 3% Roll-up	—	—	0.71
WealthQuest III Variable Annuity - 5% Roll-up	0.65	0.66	—
WQ III Group Unallocated Variable Annuity	0.68	0.69	0.74
See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Assets	AIM Dynamics	AIM Global Health Care	AIM Technology	AIM Global Real Estate
11,368 shares at net asset value of $9.99	114	—	—	—
(cost $176)
46,735 shares at net asset value of $12.47	—	583	—	—
(cost $854)
48,259 shares at net asset value of $8.38	—	—	404	—
(cost $649)
191,162 shares at net asset value of $9.23	—	—	—	1,764
(cost $4,083)
Total Assets	114	583	404	1,764

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	114	583	404	1,764

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	14	38	56	444
WealthQuest III Variable Annuity - 6 yr. Ratchet	19	37	18	80
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	5	10	—	61
WQ III Group Unallocated Variable Annuity	76	498	330	1,179
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	22,872	43,043	158,145	273,751
WealthQuest III Variable Annuity - 6 yr. Ratchet	32,710	41,866	53,115	49,991
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	8,328	11,824	—	38,371
WQ III Group Unallocated Variable Annuity	121,311	533,711	888,541	691,576
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.60	0.89	0.35	1.62
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.59	0.88	0.35	1.61
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.58	0.86	—	1.58
WQ III Group Unallocated Variable Annuity	0.62	0.93	0.37	1.70

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Assets	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
128,987 shares at net asset value of $13.38	1,726	—	—
(cost $2,703)
39,435 shares at net asset value of $4.12	—	162	—
(cost $408)
59,129 shares at net asset value of $10.62	—	—	628
(cost $915)
Total Assets	1,726	162	628

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,726	162	628

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	517	20	122
WealthQuest III Variable Annuity - 6 yr. Ratchet	136	4	1
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	70	—	—
WQ III Group Unallocated Variable Annuity	1,003	138	505
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	570,991	49,002	163,995
WealthQuest III Variable Annuity - 6 yr. Ratchet	151,593	10,817	1,196
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	79,297	—	—
WQ III Group Unallocated Variable Annuity	1,056,340	319,665	645,221
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.90	0.41	0.75
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.90	0.41	0.74
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.88	—	—
WQ III Group Unallocated Variable Annuity	0.95	0.43	0.78

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Assets	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
78,485 shares at net asset value of $15.62	1,226	—	—	—
(cost $1,506)
45,561 shares at net asset value of $10.38	—	473	—	—
(cost $627)
37,763 shares at net asset value of $12.90	—	—	487	—
(cost $640)
43,316 shares at net asset value of $14.64	—	—	—	634
(cost $852)
Total Assets	1,226	473	487	634

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	1,226	473	487	634

Policyholders' Equity
WealthQuest Variable Annuity II	502	223	271	175
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	126	31	9	198
WealthQuest III Variable Annuity - 6 yr. Ratchet	35	20	19	54
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	103	53	15	8
WQ III Group Unallocated Variable Annuity	460	146	173	199
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	523,228	258,979	335,418	217,056
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	285,284	62,906	14,343	268,793
WealthQuest III Variable Annuity - 6 yr. Ratchet	79,217	41,023	31,862	74,295
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	240,234	109,896	25,506	10,845
WQ III Group Unallocated Variable Annuity	992,534	281,957	275,103	257,691
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.96	0.86	0.81	0.80
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.44	0.49	0.60	0.74
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.44	0.49	0.59	0.73
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.43	0.48	0.58	0.71
WQ III Group Unallocated Variable Annuity	0.46	0.52	0.63	0.77

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Assets	Van Eck Hard Assets	Van Eck Emerging Markets
3,922 shares at net asset value of $18.75	74	—
(cost $137)
39,291 shares at net asset value of $5.88	—	231
(cost $621)
Total Assets	74	231

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—
Total Liabilities	—	—
Net assets applicable to policyholders’	74	231

Policyholders' Equity
WealthQuest Variable Annuity II	74	231
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	37,592	198,316
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.95	1.16
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Assets	AN Growth	AN Equity Income	AN Balanced	AN Money Market
1,822,902 shares at net asset value of $1.07	1,951	—	—	—
(cost $2,547)
3,180,069 shares at net asset value of $1.13	—	3,593	—	—
(cost $5,203)
2,223,970 shares at net asset value of $1.14	—	—	2,535	—
(cost $3,186)
22,235,379 shares at net asset value of $1.00	—	—	—	22,235
(cost $22,235)
Total Assets	1,951	3,593	2,535	22,235

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	1,951	3,593	2,535	22,235

Policyholders' Equity
WealthQuest Variable Annuity II	528	943	368	724
Investrac Gold Variable Annuity	730	1,431	433	393
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	204	558	896	3,976
WealthQuest III Variable Annuity - 6 yr. Ratchet	83	104	87	985
WealthQuest III Variable Annuity - 3% Roll-up	—	—	5	—
WealthQuest III Variable Annuity - 5% Roll-up	—	65	95	536
WQ III Group Unallocated Variable Annuity	406	492	651	15,621
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	709,596	811,442	330,284	606,631
Investrac Gold Variable Annuity	578,851	707,016	255,750	300,774
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	368,754	672,581	977,284	3,591,579
WealthQuest III Variable Annuity - 6 yr. Ratchet	150,096	126,223	95,341	897,236
WealthQuest III Variable Annuity - 3% Roll-up	—	86	6,088	—
WealthQuest III Variable Annuity - 5% Roll-up	—	80,968	107,400	499,100
WQ III Group Unallocated Variable Annuity	699,269	564,327	676,359	13,432,626
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.74	1.16	1.11	1.19
Investrac Gold Variable Annuity	1.26	2.02	1.69	1.31
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.55	0.83	0.92	1.11
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.55	0.82	0.91	1.10
WealthQuest III Variable Annuity - 3% Roll-up	—	0.82	0.90	—
WealthQuest III Variable Annuity - 5% Roll-up	—	0.81	0.89	1.07
WQ III Group Unallocated Variable Annuity	0.58	0.87	0.96	1.16

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Assets	AN Government Bond	AN High Yield Bond	AN Small-Cap/ Mid-Cap	AN International Stock
0 shares at net asset value of $0	—	—	—	—
(cost $0)
0 shares at net asset value of $0	—	—	—	—
(cost $)
0 shares at net asset value of $0	—	—	—	—
(cost $0)
0 shares at net asset value of $0	—	—	—	—
(cost $0)
Total Assets	—	—	—	—

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	—	—	—	—

Policyholders' Equity
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	—	—	—	—
Policyholders' Equity – Units Outstanding
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	—	—	—	—
Policyholders' Equity – Unit Value
Investrac Gold Variable Universal Life	—	—	—	—
Investrac Advantage Variable Universal Life	—	—	—	—
Survivor Variable Universal Life	—	—	—	—
WealthQuest III Variable Universal Life	—	—	—	—

See accompanying notes to Separate Account financial statements.     (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Assets	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
505,778 shares at net asset value of $14.34	7,253	—	—	—
(cost $11,591)
527,143 shares at net asset value of $8.24	—	4,344	—	—
(cost $8,284)
903,635 shares at net asset value of $4.82	—	—	4,355	—
(cost $4,432)
178,859 shares at net asset value of $13.89	—	—	—	2,484
(cost $4,189)
Total Assets	7,253	4,344	4,355	2,484

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	7,253	4,344	4,355	2,484

Policyholders' Equity
WealthQuest Variable Annuity II	819	287	129	635
Investrac Gold Variable Annuity	197	71	—	284
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1,866	815	694	177
WealthQuest III Variable Annuity - 6 yr. Ratchet	574	127	521	12
WealthQuest III Variable Annuity - 3% Roll-up	6	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	375	132	168	79
WQ III Group Unallocated Variable Annuity	3,416	2,912	2,843	1,297
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	706,319	346,240	92,284	402,476
Investrac Gold Variable Annuity	201,747	119,773	—	236,658
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1,852,222	1,383,770	543,725	174,931
WealthQuest III Variable Annuity - 6 yr. Ratchet	574,441	217,063	411,468	12,344
WealthQuest III Variable Annuity - 3% Roll-up	6,479	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	384,340	231,586	135,608	80,931
WQ III Group Unallocated Variable Annuity	3,228,968	4,709,728	2,119,055	1,224,053
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.16	0.83	1.40	1.58
Investrac Gold Variable Annuity	0.98	0.59	—	1.20
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1.01	0.59	1.28	1.01
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.00	0.58	1.27	1.00
WealthQuest III Variable Annuity - 3% Roll-up	0.99	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.98	0.57	1.24	0.98
WQ III Group Unallocated Variable Annuity	1.06	0.62	1.34	1.06

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Assets	Lazard Small Cap	Lazard Emerging Markets
29,185 shares at net asset value of $6.34	185	—
(cost $375)
20,864 shares at net asset value of $11.59	—	242
(cost $447)
Total Assets	185	242

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—
Total Liabilities	—	—
Net assets applicable to policyholders’	185	242

Policyholders' Equity
WealthQuest Variable Annuity II	185	242
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	155,477	130,746
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.19	1.85
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Operations	Alger Small Cap	Alger Growth	Alger Income & Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	—	5	25
Mortality and expense charges
WealthQuest Variable Annuity II	(1)	(2)	(1)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(6)	(3)	(2)
WealthQuest III Variable Annuity -- 6 yr. Ratchet	(3)	(2)	(2)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(4)	(1)
WQ III Group Unallocated Variable Annuity	(6)	(5)	(2)

Investment income (loss) - net	(18)	(11)	17

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	36	—	—

Realized gains (losses) on sales of investments	39	(1)	43

Net realized gains (losses) on investments	75	(1)	43

Net change in unrealized appreciation or depreciation of investments	(1,622)	(1,364)	(653)

Net gains (losses) on investments	(1,547)	(1,365)	(610)

Net increase (decrease) in net assets resulting from operations	(1,565)	(1,376)	(593)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Operations	Alger Balanced	Alger MidCap Growth	AlgerCapital Appreciation
Investment income (loss)
Investment income distributions from underlying mutual fund	85	5	—
Mortality and expense charges
WealthQuest Variable Annuity II	(3)	(3)	(2)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(16)	(8)	(9)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(3)	(3)	(4)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(3)	(1)
WQ III Group Unallocated Variable Annuity	(5)	(7)	(5)

Investment income (loss) - net	58	(19)	(21)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	408	1,162	—

Realized gains (losses) on sales of investments	(155)	(535)	85

Net realized gains (losses) on investments	253	627	85

Net change in unrealized appreciation or depreciation of investments	(1,549)	(3,276)	(1,539)

Net gains (losses) on investments	(1,296)	(2,649)	(1,454)

Net increase (decrease) in net assets resulting from operations	(1,238)	(2,668)	(1,475)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Operations	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond- Prim. Sh.
Investment income (loss)
Investment income distributions from underlying mutual fund	29	36	334
Mortality and expense charges
WealthQuest Variable Annuity II	—	(7)	(6)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(1)	(1)	(10)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	(1)	(2)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	(3)
WQ III Group Unallocated Variable Annuity	(1)	(1)	(6)

Investment income (loss) - net	26	26	307

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	(3)	(2)	(143)

Net realized gains (losses) on investments	(3)	(2)	(143)

Net change in unrealized appreciation or depreciation of investments	(147)	7	(1,167)

Net gains (losses) on investments	(150)	5	(1,310)

Net increase (decrease) in net assets resulting from operations	(124)	31	(1,003)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Operations	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond- Prim. Sh.	Federated Kaufmann-Prim. Sh.
Investment income (loss)
Investment income distributions from underlying mutual fund	—	30	27	2
Mortality and expense charges
WealthQuest Variable Annuity II	(6)	(2)	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(3)	(3)	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	(1)	(1)	—
WQ III Group Unallocated Variable Annuity	(1)	(1)	(1)	(2)

Investment income (loss) - net	(10)	23	22	(1)

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	312	—	—	74

Realized gains (losses) on sales of investments	(37)	23	(9)	(34)

Net realized gains (losses) on investments	275	23	(9)	40

Net change in unrealized appreciation or depreciation of investments	(811)	(335)	(67)	(394)

Net gains (losses) on investments	(536)	(312)	(76)	(354)

Net increase (decrease) in net assets resulting from operations	(546)	(289)	(54)	(355)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
Investment income (loss)
Investment income distributions from underlying mutual fund	1	28	10	5
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	(1)	(17)	(19)	(1)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Investment income (loss) - net	—	11	(9)	4

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	7	1	—	—

Realized gains (losses) on sales of investments	—	(106)	(94)	(3)

Net realized gains (losses) on investments	7	(105)	(94)	(3)

Net change in unrealized appreciation or depreciation of investments	(38)	(556)	(704)	(20)

Net gains (losses) on investments	(31)	(661)	(798)	(23)

Net increase (decrease) in net assets resulting from operations	(31)	(650)	(807)	(19)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Investment income (loss)
Investment income distributions from underlying mutual fund	17	17	5	11
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	(4)
Investrac Gold Variable Annuity	(8)	(10)	(3)	(3)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Investment income (loss) - net	9	7	2	4

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	95	—	60

Realized gains (losses) on sales of investments	—	(12)	(2)	(6)

Net realized gains (losses) on investments	—	83	(2)	54

Net change in unrealized appreciation or depreciation of investments	—	(474)	(16)	(204)

Net gains (losses) on investments	—	(391)	(18)	(150)

Net increase (decrease) in net assets resulting from operations	9	(384)	(16)	(146)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	92	48	15
Mortality and expense charges
WealthQuest Variable Annuity II	(29)	(30)	(6)
Investrac Gold Variable Annuity	(31)	(35)	(4)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Investment income (loss) - net	32	(17)	5

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	53	144	1

Realized gains (losses) on sales of investments	72	(5)	(6)

Net realized gains (losses) on investments	125	139	(5)

Net change in unrealized appreciation or depreciation of investments	(2,184)	(2,748)	(333)

Net gains (losses) on investments	(2,059)	(2,609)	(338)

Net increase (decrease) in net assets resulting from operations	(2,027)	(2,626)	(333)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Investment income (loss)
Investment income distributions from underlying mutual fund	1	2	4
Mortality and expense charges
WealthQuest Variable Annuity II	—	(8)	—
Investrac Gold Variable Annuity	(1)	—	(10)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Investment income (loss) - net	—	(6)	(6)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	1	—	117

Realized gains (losses) on sales of investments	3	(48)	(23)

Net realized gains (losses) on investments	4	(48)	94

Net change in unrealized appreciation or depreciation of investments	(41)	(431)	(409)

Net gains (losses) on investments	(37)	(479)	(315)

Net increase (decrease) in net assets resulting from operations	(37)	(485)	(321)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—	80
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)		(34)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	(7)
WealthQuest III Variable Annuity - 3% Rollup	—	—	—
WealthQuest III Variable Annuity - 5% Rollup	—	—	(8)
WQ III Group Unallocated Variable Annuity	(3)	—	(20)

Investment income (loss) - net	(5)	—	11

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	2	1	278

Realized gains (losses) on sales of investments	(36)	—	(372)

Net realized gains (losses) on investments	(34)	1	(94)

Net change in unrealized appreciation or depreciation of investments	(654)	(2)	(5,118)

Net gains (losses) on investments	(688)	(1)	(5,212)

Net increase (decrease) in net assets resulting from operations	(693)	(1)	(5,201)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
Investment income (loss)
Investment income distributions from underlying mutual fund	130	2	20
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(23)	(3)	(35)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(6)	—	(9)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(9)	(1)	(4)
WQ III Group Unallocated Variable Annuity	(13)	(3)	(16)

Investment income (loss) - net	79	(5)	(44)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	75	—	1,401

Realized gains (losses) on sales of investments	50	17	(350)

Net realized gains (losses) on investments	125	17	1,051

Net change in unrealized appreciation or depreciation of investments	(3,246)	(967)	(5,003)

Net gains (losses) on investments	(3,121)	(950)	(3,952)

Net increase (decrease) in net assets resulting from operations	(3,042)	(955)	(3,996)
See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
Investment income (loss)
Investment income distributions from underlying mutual fund	19	29	6
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(4)	(3)	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(2)	—	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	—	—
WQ III Group Unallocated Variable Annuity	(1)	(2)	(1)

Investment income (loss) - net	11	24	2

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	1	1	64

Realized gains (losses) on sales of investments	(102)	(11)	(48)

Net realized gains (losses) on investments	(101)	(10)	16

Net change in unrealized appreciation or depreciation of investments	(331)	(54)	(326)

Net gains (losses) on investments	(432)	(64)	(310)

Net increase (decrease) in net assets resulting from operations	(421)	(40)	(308)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
Investment income (loss)
Investment income distributions from underlying mutual fund	3	3	5
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(4)	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	(1)	(1)	(1)

Investment income (loss) - net	—	(3)	2

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	18	154	—

Realized gains (losses) on sales of investments	(41)	(172)	(85)

Net realized gains (losses) on investments	(23)	(18)	(85)

Net change in unrealized appreciation or depreciation of investments	(287)	(398)	(147)

Net gains (losses) on investments	(310)	(416)	(232)

Net increase (decrease) in net assets resulting from operations	(310)	(419)	(230)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Investment Funds
Operations	AIM Dynamics	AIM Global Health Care	AIM Technology
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—	—
Mortality and expense charges	—	—	—
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	(2)	(2)

Investment income (loss) - net	—	(3)	(3)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	152	—

Realized gains (losses) on sales of investments	4	24	(5)

Net realized gains (losses) on investments	4	176	(5)

Net change in unrealized appreciation or depreciation of investments	(99)	(423)	(362)

Net gains (losses) on investments	(95)	(247)	(367)

Net increase (decrease) in net assets resulting from operations	(95)	(250)	(370)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Operations	AIM Global Real Estate	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
Investment income (loss)
Investment income distributions from underlying mutual fund	156	63	8	—
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(8)	(9)	—	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(2)	(4)	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(7)	(5)	(1)	(2)

Investment income (loss) - net	138	44	7	(4)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	242	233	22	3

Realized gains (losses) on sales of investments	(444)	18	(145)	(44)

Net realized gains (losses) on investments	(202)	251	(123)	(41)

Net change in unrealized appreciation or depreciation of investments	(1,526)	(1,214)	(131)	(254)

Net gains (losses) on investments	(1,728)	(963)	(254)	(295)

Net increase (decrease) in net assets resulting from operations	(1,590)	(919)	(247)	(299)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Operations	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Investment income (loss)
Investment income distributions from underlying mutual fund	4	7	4	10
Mortality and expense charges
WealthQuest Variable Annuity II	(11)	(5)	(6)	(4)
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(1)	—	(4)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	—	—	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(2)	(1)	(1)	(1)

Investment income (loss) - net	(14)	(1)	(3)	—

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	81

Realized gains (losses) on sales of investments	(126)	(89)	(27)	99

Net realized gains (losses) on investments	(126)	(89)	(27)	180

Net change in unrealized appreciation or depreciation of investments	(709)	(293)	(304)	(588)

Net gains (losses) on investments	(835)	(382)	(331)	(408)

Net increase (decrease) in net assets resulting from operations	(849)	(383)	(334)	(408)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Operations	Van Eck Hard Assets	Van Eck Emerging Markets
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—
Mortality and expense charges
WealthQuest Variable Annuity II	(2)	(6)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Investment income (loss) - net	(2)	(6)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	21	249

Realized gains (losses) on sales of investments	21	19

Net realized gains (losses) on investments	42	268

Net change in unrealized appreciation or depreciation of investments	(104)	(684)

Net gains (losses) on investments	(62)	(416)

Net increase (decrease) in net assets resulting from operations	(64)	(422)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Operations	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Investment income (loss)
Investment income distributions from underlying mutual fund	31	154	82	181
Mortality and expense charges
WealthQuest Variable Annuity II	(6)	(18)	(7)	(9)
Investrac Gold Variable Annuity	(14)	(27)	(9)	(4)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(9)	(16)	(20)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(2)	(1)	(5)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(1)	(2)	(5)
WQ III Group Unallocated Variable Annuity	(1)	(2)	(3)	(36)

Investment income (loss) - net	8	95	44	102

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	53	—	—

Realized gains (losses) on sales of investments	(47)	(153)	(41)	—

Net realized gains (losses) on investments	(47)	(100)	(41)	—

Net change in unrealized appreciation or depreciation of investments	(805)	(1,743)	(919)	—

Net gains (losses) on investments	(852)	(1,843)	(960)	—

Net increase (decrease) in net assets resulting from operations	(844)	(1,748)	(916)	102

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Operations	AN Government Bond	AN High Yield Bond	AN Small-Cap/ MidCap	AN International Stock
Investment income (loss)
Investment income distributions from underlying mutual fund	114	51	—	20
Mortality and expense charges
WealthQuest Variable Annuity II	(2)	(1)	—	(1)
Investrac Gold Variable Annuity	—	—	—	(1)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(15)	(4)	(1)	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(4)	(1)	(1)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(6)	(2)	(1)	(2)

Investment income (loss) - net	85	42	(3)	14

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	77	—	—	—

Realized gains (losses) on sales of investments	(9)	(281)	(178)	(386)

Net realized gains (losses) on investments	68	(281)	(178)	(386)

Net change in unrealized appreciation or depreciation of investments	—	—	—	—

Net gains (losses) on investments	68	(281)	(178)	(386)

Net increase (decrease) in net assets resulting from operations	153	(239)	(181)	(372)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Operations	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	236	134	171	—
Mortality and expense charges
WealthQuest Variable Annuity II	(16)	(6)	(2)	(13)
Investrac Gold Variable Annuity	(4)	(2)	—	(5)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(32)	(14)	(9)	(3)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(10)	(3)	(3)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(7)	(3)	(3)	(2)
WQ III Group Unallocated Variable Annuity	(16)	(16)	(10)	(7)

Investment income (loss) - net	151	90	144	(30)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	316	258	—	192

Realized gains (losses) on sales of investments	(290)	(141)	(15)	(210)

Net realized gains (losses) on investments	26	117	(15)	(18)

Net change in unrealized appreciation or depreciation of investments	(4,521)	(4,434)	(101)	(1,833)

Net gains (losses) on investments	(4,495)	(4,317)	(116)	(1,851)

Net increase (decrease) in net assets resulting from operations	(4,344)	(4,227)	28	(1,881)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Operations	Lazard SmallCap	Lazard Emerging Markets
Investment income (loss)
Investment income distributions from underlying mutual fund	—	8
Mortality and expense charges
WealthQuest Variable Annuity II	(4)	(5)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Investment income (loss) - net	(4)	3

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	27

Realized gains (losses) on sales of investments	(88)	6

Net realized gains (losses) on investments	(88)	33

Net change in unrealized appreciation or depreciation of investments	(41)	(288)

Net gains (losses) on investments	(129)	(255)

Net increase (decrease) in net assets resulting from operations	(133)	(252)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Net Changes	Alger Small Cap	Alger Growth	Alger Income & Growth
Operations
Investment income (loss) – net	(18)	(11)	17
Net realized gains (losses) on investments	75	(1)	43
Net change in unrealized appreciation or depreciation of investments	(1,622)	(1,364)	(653)

Net increase (decrease) in net assets resulting from operations	(1,565)	(1,376)	(593)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	2	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	15	2	4
WealthQuest III Variable Annuity -– 6 yr. Ratchet	1	—	2
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	291	286	160

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(18)	(17)	(143)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	15	45	(60)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(214)	(3)	34
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	13	(4)	—
WQ III Group Unallocated Variable Annuity	(445)	(242)	(146)

Increase (decrease) in net assets from policy transactions	(340)	67	(149)

Increase (decrease) in net assets	(1,905)	(1,309)	(742)

Net assets at the beginning of year	3,519	2,836	1,632

Net assets at the end of year	1,614	1,527	890

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger American Fund - Class O Shares
Net Changes	Alger Balanced	Alger MidCap Growth	Alger Capital Appreciation
Operations
Investment income (loss) – net	58	(19)	(21)
Net realized gains (losses) on investments	253	627	85
Net change in unrealized appreciation or depreciation of investments	(1,549)	(3,276)	(1,539)

Net increase (decrease) in net assets resulting from operations	(1,238)	(2,668)	(1,475)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	5	2
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	27	36	24
WealthQuest III Variable Annuity - 6 yr. Ratchet	3	18	26
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	297	459	316

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(25)	(32)	(11)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(157)	89	178
WealthQuest III Variable Annuity - 6 yr. Ratchet	(8)	84	(247)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	27	(1)
WQ III Group Unallocated Variable Annuity	(51)	(545)	(224)

Increase (decrease) in net assets from policy transactions	85	141	63

Increase (decrease) in net assets	(1,153)	(2,527)	(1,412)

Net assets at the beginning of year	3,700	4,411	3,187

Net assets at the end of year	2,547	1,884	1,775

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Net Changes	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond-Prim.Sh.
Operations
Investment income (loss) – net	26	26	307
Net realized gains (losses) on investments	(3)	(2)	(143)
Net change in unrealized appreciation or depreciation of investments	(147)	7	(1,167)

Net increase (decrease) in net assets resulting from operations	(124)	31	(1,003)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	1	1
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	13
WealthQuest III Variable Annuity -- 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	59	77	431

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(37)	(72)	(96)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(14)	73	(3)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	180	(8)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	10	—	(44)
WQ III Group Unallocated Variable Annuity	45	166	(239)

Increase (decrease) in net assets from policy transactions	63	425	55

Increase (decrease) in net assets	(61)	456	(948)

Net assets at the beginning of year	550	695	3,674

Net assets at the end of year	489	1,151	2,726

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Net Changes	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond- Prim. Sh.	Federated Kaufmann-Prim. Sh.
Operations
Investment income (loss) – net	(10)	23	22	(1)
Net realized gains (losses) on investments	275	23	(9)	40
Net change in unrealized appreciation or depreciation of investments	(811)	(335)	(67)	(394)

Net increase (decrease) in net assets resulting from operations	(546)	(289)	(54)	(355)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	25	8	19	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Rollup	—	—	—	—
WealthQuest III Variable Annuity - 5% Rollup	—	—	—	—
WQ III Group Unallocated Variable Annuity	87	61	72	112

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(334)	(148)	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	22	(35)	2	(3)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(3)	(9)	20	(28)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(31)	25	—
WQ III Group Unallocated Variable Annuity	(166)	(35)	111	(18)

Increase (decrease) in net assets from policy transactions	(371)	(189)	249	64

Increase (decrease) in net assets	(917)	(478)	195	(291)

Net assets at the beginning of year	1,561	1,063	398	781

Net assets at the end of year	644	585	593	490

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
Operations
Investment income (loss) – net	—	11	(9)	4
Net realized gains (losses) on investments	7	(105)	(94)	(3)
Net change in unrealized appreciation or depreciation of investments	(38)	(556)	(704)	(20)

Net increase (decrease) in net assets resulting from operations	(31)	(650)	(807)	(19)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	4	6	43	3
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	(7)	(242)	(339)	(25)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Increase (decrease) in net assets from policy transactions	(3)	(236)	(296)	(22)

Increase (decrease) in net assets	(34)	(886)	(1,103)	(41)

Net assets at the beginning of year	77	1,631	1,914	92

Net assets at the end of year	43	745	811	51

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Operations
Investment income (loss) – net	9	7	2	4
Net realized gains (losses) on investments	—	83	(2)	54
Net change in unrealized appreciation or depreciation of investments	—	(474)	(16)	(204)

Net increase (decrease) in net assets resulting from operations	9	(384)	(16)	(146)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	12	17	3
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	(117)
Investrac Gold Variable Annuity	(181)	(160)	250	(101)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Increase (decrease) in net assets from policy transactions	(181)	(148)	267	(215)

Increase (decrease) in net assets	(172)	(532)	251	(361)

Net assets at the beginning of year	584	985	108	668

Net assets at the end of year	412	453	359	307

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
Operations
Investment income (loss) – net	32	(17)	5
Net realized gains (losses) on investments	125	139	(5)
Net change in unrealized appreciation or depreciation of investments	(2,184)	(2,748)	(333)

Net increase (decrease) in net assets resulting from operations	(2,027)	(2,626)	(333)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	1	2	1
Investrac Gold Variable Annuity	70	73	12
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(607)	(439)	(65)
Investrac Gold Variable Annuity	(418)	(13)	(29)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Increase (decrease) in net assets from policy transactions	(954)	(377)	(81)

Increase (decrease) in net assets	(2,981)	(3,003)	(414)

Net assets at the beginning of year	6,047	6,328	974

Net assets at the end of year	3,066	3,325	560

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Operations
Investment income (loss) – net	—	(6)	(6)
Net realized gains (losses) on investments	4	(48)	94
Net change in unrealized appreciation or depreciation of investments	(41)	(431)	(409)

Net increase (decrease) in net assets resulting from operations	(37)	(485)	(321)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	6	—
Investrac Gold Variable Annuity	1	—	15
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	(104)	—
Investrac Gold Variable Annuity	(64)	(7)	4
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Increase (decrease) in net assets from policy transactions	(63)	(105)	19

Increase (decrease) in net assets	(100)	(590)	(302)

Net assets at the beginning of year	159	946	849

Net assets at the end of year	59	356	547

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
Operations
Investment income (loss) – net	(5)	—	11
Net realized gains (losses) on investments	(34)	1	(94)
Net change in unrealized appreciation or depreciation of investments	(654)	(2)	(5,118)

Net increase (decrease) in net assets resulting from operations	(693)	(1)	(5,201)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	6	—	66
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	21
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	229	—	1,306

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	29	—	90
WealthQuest III Variable Annuity - 6 yr. Ratchet	(7)	—	(43)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	—	28
WQ III Group Unallocated Variable Annuity	(381)	—	(920)

Increase (decrease) in net assets from policy transactions	(123)	—	548

Increase (decrease) in net assets	(816)	(1)	(4,653)

Net assets at the beginning of year	1,545	5	11,613

Net assets at the end of year	729	4	6,960

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
Operations
Investment income (loss) – net	79	(5)	(44)
Net realized gains (losses) on investments	125	17	1,051
Net change in unrealized appreciation or depreciation of investments	(3,246)	(967)	(5,003)

Net increase (decrease) in net assets resulting from operations	(3,042)	(955)	(3,996)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	32	5	73
WealthQuest III Variable Annuity - 6 yr. Ratchet	19	—	11
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	797	304	878

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(81)	(111)	(38)
WealthQuest III Variable Annuity - 6 yr. Ratchet	5	(37)	(256)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(85)	15	54
WQ III Group Unallocated Variable Annuity	(1,015)	(284)	(764)

Increase (decrease) in net assets from policy transactions	(328)	(108)	(42)

Increase (decrease) in net assets	(3,370)	(1,063)	(4,038)

Net assets at the beginning of year	8,222	1,831	10,030

Net assets at the end of year	4,852	768	5,992

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
Operations
Investment income (loss) – net	11	24	2
Net realized gains (losses) on investments	(101)	(10)	16
Net change in unrealized appreciation or depreciation of investments	(331)	(54)	(326)

Net increase (decrease) in net assets resulting from operations	(421)	(40)	(308)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	34	9	14
WealthQuest III Variable Annuity - 6 yr. Ratchet	3	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	89	232	89

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	6	(31)	25
WealthQuest III Variable Annuity - 6 yr. Ratchet	7	18	34
WealthQuest III Variable Annuity - 3% Roll-up	(9)	(12)	(9)
WealthQuest III Variable Annuity - 5% Roll-up	(15)	(2)	5
WQ III Group Unallocated Variable Annuity	(51)	(23)	(83)

Increase (decrease) in net assets from policy transactions	64	191	75

Increase (decrease) in net assets	(357)	151	(233)

Net assets at the beginning of year	910	642	631

Net assets at the end of year	553	793	398

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
Operations
Investment income (loss) – net	—	(3)	2
Net realized gains (losses) on investments	(23)	(18)	(85)
Net change in unrealized appreciation or depreciation of investments	(287)	(398)	(147)

Net increase (decrease) in net assets resulting from operations	(310)	(419)	(230)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	3	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	63	96	117

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	2	(82)	3
WealthQuest III Variable Annuity - 6 yr. Ratchet	42	(60)	6
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(7)	12	—
WQ III Group Unallocated Variable Annuity	(95)	(93)	(144)

Increase (decrease) in net assets from policy transactions	8	(127)	(18)

Increase (decrease) in net assets	(302)	(546)	(248)

Net assets at the beginning of year	661	938	502

Net assets at the end of year	359	392	254
See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Net Changes	AIM Dynamics	AIM Global Health Care	AIM Technology
Operations
Investment income (loss) – net	—	(3)	(3)
Net realized gains (losses) on investments	4	176	(5)
Net change in unrealized appreciation or depreciation of investments	(99)	(423)	(362)

Net increase (decrease) in net assets resulting from operations	(95)	(250)	(370)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	1	2
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	29	155	119

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(4)	(7)	11
WealthQuest III Variable Annuity - 6 yr. Ratchet	3	(2)	(8)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	(64)	(195)	(238)

Increase (decrease) in net assets from policy transactions	(36)	(48)	(114)

Increase (decrease) in net assets	(131)	(298)	(484)

Net assets at the beginning of year	245	881	888

Net assets at the end of year	114	583	404

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Net Changes	AIM Global Real Estate	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
Operations
Investment income (loss) – net	138	44	7	(4)
Net realized gains (losses) on investments	(202)	251	(123)	(41)
Net change in unrealized appreciation or depreciation of investments	(1,526)	(1,214)	(131)	(254)

Net increase (decrease) in net assets resulting from operations	(1,590)	(919)	(247)	(299)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	29	23	—	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	2	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	414	223	76	149

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(168)	(82)	(3)	(30)
WealthQuest III Variable Annuity - 6 yr. Ratchet	40	(243)	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	18	—	—
WQ III Group Unallocated Variable Annuity	(578)	(87)	(61)	(173)

Increase (decrease) in net assets from policy transactions	(262)	(146)	12	(53)

Increase (decrease) in net assets	(1,852)	(1,065)	(235)	(352)

Net assets at the beginning of year	3,616	2,791	397	980

Net assets at the end of year	1,764	1,726	162	628

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Net Changes	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Operations
Investment income (loss) – net	(14)	(1)	(3)	—
Net realized gains (losses) on investments	(126)	(89)	(27)	180
Net change in unrealized appreciation or depreciation of investments	(709)	(293)	(304)	(588)

Net increase (decrease) in net assets resulting from operations	(849)	(383)	(334)	(408)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	1	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	5	2	—	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	139	50	76	66

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(287)	(361)	(328)	(370)
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	10	(12)	(3)	(118)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	24
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(5)	—	(4)
WQ III Group Unallocated Variable Annuity	(85)	(195)	(114)	(157)

Increase (decrease) in net assets from policy transactions	(218)	(520)	(369)	(558)

Increase (decrease) in net assets	(1,067)	(903)	(703)	(966)

Net assets at the beginning of year	2,293	1,376	1,190	1,600

Net assets at the end of year	1,226	473	487	634

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Net Changes	Van Eck Hard Assets	Van Eck Emerging Markets
Operations
Investment income (loss) – net	(2)	(6)
Net realized gains (losses) on investments	42	268
Net change in unrealized appreciation or depreciation of investments	(104)	(684)

Net increase (decrease) in net assets resulting from operations	(64)	(422)

Policy transactions
Policy purchase payments:
yWealthQuest Variable Annuity II	—	1
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(39)	(77)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Increase (decrease) in net assets from policy transactions	(39)	(76)

Increase (decrease) in net assets	(103)	(498)

Net assets at the beginning of year	177	729

Net assets at the end of year	74	231

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Operations
Investment income (loss) – net	8	95	44	102
Net realized gains (losses) on investments	(47)	(100)	(41)	—
Net change in unrealized appreciation or depreciation of investments	(805)	(1,743)	(919)	—

Net increase (decrease) in net assets resulting from operations	(844)	(1,748)	(916)	102

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	239	6	—	20
Investrac Gold Variable Annuity	51	34	10	111
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	90	24	10	3,984
WealthQuest III Variable Annuity - 6 yr. Ratchet	67	2	1	1,088
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	354
WQ III Group Unallocated Variable Annuity	289	153	199	7,990

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(125)	(629)	(173)	(38)
Investrac Gold Variable Annuity	(201)	(326)	(235)	(12)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(43)	(88)	(488)	(958)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(43)	18	(245)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(5)	(45)	(239)
WQ III Group Unallocated Variable Annuity	(156)	(160)	(134)	(483)

Increase (decrease) in net assets from policy transactions	211	(1,032)	(837)	11,572

Increase (decrease) in net assets	(633)	(2,780)	(1,753)	11,674

Net assets at the beginning of year	2,584	6,373	4,288	10,561

Net assets at the end of year	1,951	3,593	2,535	22,235

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Government Bond	AN High Yield Bond	AN Small-Cap/ Mid-Cap	AN International Stock
Operations
Investment income (loss) – net	85	42	(3)	14
Net realized gains (losses) on investments	68	(281)	(178)	(386)
Net change in unrealized appreciation or depreciation of investments	—	—	—	—

Net increase (decrease) in net assets resulting from operations	153	(239)	(181)	(372)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	1
Investrac Gold Variable Annuity	6	—	—	4
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	27	5	1	13
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	1	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	275	79	55	123

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(133)	(55)	(37)	(115)
Investrac Gold Variable Annuity	(8)	—	(22)	(76)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(1,360)	(354)	(136)	(174)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(98)	(72)	(131)	(22)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(172)	(43)	—	(26)
WQ III Group Unallocated Variable Annuity	(1,899)	(426)	(513)	(620)

Increase (decrease) in net assets from policy transactions	(3,362)	(865)	(783)	(892)

Increase (decrease) in net assets	(3,209)	(1,104)	(964)	(1,264)

Net assets at the beginning of year	3,209	1,104	964	1,264

Net assets at the end of year	—	—	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Net Changes	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
Operations
Investment income (loss) – net	151	90	144	(30)
Net realized gains (losses) on investments	26	117	(15)	(18)
Net change in unrealized appreciation or depreciation of investments	(4,521)	(4,434)	(101)	(1,833)

Net increase (decrease) in net assets resulting from operations	(4,344)	(4,227)	28	(1,881)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	4	—	7
Investrac Gold Variable Annuity	5	4	—	13
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	40	30	22	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	26	2	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	1	—
WQ III Group Unallocated Variable Annuity	975	971	629	355

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(540)	(123)	(170)	(594)
Investrac Gold Variable Annuity	(18)	(15)	—	90
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	117	(100)	(65)
WealthQuest III Variable Annuity - 6 yr. Ratchet	9	(13)	438	(29)
WealthQuest III Variable Annuity - 3% Roll-up	(9)	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	24	(238)	(58)	(2)
WQ III Group Unallocated Variable Annuity	(969)	(597)	(461)	(651)

Increase (decrease) in net assets from policy transactions	(457)	142	301	(876)

Increase (decrease) in net assets	(4,801)	(4,085)	329	(2,757)

Net assets at the beginning of year	12,054	8,429	4,026	5,241

Net assets at the end of year	7,253	4,344	4,355	2,484

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Net Changes	Lazard Small Cap	Lazard Emerging Markets
Operations
Investment income (loss) – net	(4)	3
Net realized gains (losses) on investments	(88)	33
Net change in unrealized appreciation or depreciation of investments	(41)	(288)

Net increase (decrease) in net assets resulting from operations	(133)	(252)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	1	1
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(90)	(56)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Increase (decrease) in net assets from policy transactions	(89)	(55)

Increase (decrease) in net assets	(222)	(307)

Net assets at the beginning of year	407	549

Net assets at the end of year	185	242

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Assets	Alger Small Cap	Alger Growth	Alger Income & Growth
105,603 shares at net asset value of $33.32	3,519	—	—
(cost $2,837)
57,561 shares at net asset value of $49.27	—	2,836	—
(cost $2,189)
134,650 shares at net asset value of $12.12	—	—	1,632
(cost $1,407)
Total Assets	3,519	2,836	1,632

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	3,519	2,836	1,632

Policyholders' Equity
WealthQuest Variable Annuity II	124	252	270
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	698	323	199
WealthQuest III Variable Annuity - 6 yr. Ratchet	351	171	185
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1
WealthQuest III Variable Annuity - 5% Roll-up	152	288	116
Group Unallocated Variable Annuity Registered	2,194	1,802	861
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	120,271	273,657	310,416
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	624,054	349,749	221,643
WealthQuest III Variable Annuity - 6 yr. Ratchet	316,385	186,513	207,425
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1,322
WealthQuest III Variable Annuity - 5% Roll-up	140,024	320,903	132,341
Group Unallocated Variable Annuity Registered	1,881,505	1,875,756	923,170
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.03	0.92	0.87
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1.12	0.92	0.90
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.11	0.92	0.89
WealthQuest III Variable Annuity - 3% Roll-up	—	—	0.88
WealthQuest III Variable Annuity - 5% Roll-up	1.09	0.90	0.87
Group Unallocated Variable Annuity Registered	1.17	0.96	0.93

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNts IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Assets	Alger Balanced	Alger MidCap Growth	AlgerCapital Appreciation
253,229 shares at net asset value of $14.61	3,700	—	—
(cost $3,431)
186,763 shares at net asset value of $23.62	—	4,411	—
(cost $3,899)
57,532 shares at net asset value of $55.39	—	—	3,187
(cost $2,578)
Total Assets	3,700	4,411	3,187

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	3,700	4,411	3,187

Policyholders' Equity
WealthQuest Variable Annuity II	287	377	182
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1,506	864	790
WealthQuest III Variable Annuity - 6 yr. Ratchet	268	286	493
WealthQuest III Variable Annuity - 3% Roll-up	—	—	2
WealthQuest III Variable Annuity - 5% Roll-up	18	257	46
WQ III Group Unallocated Variable Annuity	1,621	2,627	1,674
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	249,292	250,918	184,276
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1,287,028	561,646	731,831
WealthQuest III Variable Annuity - 6 yr. Ratchet	230,733	187,265	460,069
WealthQuest III Variable Annuity - 3% Roll-up	360	99	2,153
WealthQuest III Variable Annuity - 5% Roll-up	15,599	171,772	43,617
WQ III Group Unallocated Variable Annuity	1,329,637	1,640,400	1,487,753
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.15	1.50	0.99
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1.17	1.54	1.08
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.16	1.53	1.07
WealthQuest III Variable Annuity - 3% Roll-up	1.15	1.51	1.06
WealthQuest III Variable Annuity - 5% Roll-up	1.14	1.50	1.05
WQ III Group Unallocated Variable Annuity	1.22	1.60	1.13

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Assets	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond- Prim. Sh.
57,216 shares at net asset value of $9.62	550	—	—
(cost $514)
60,282 shares at net asset value of $11.53	—	695	—
(cost $678)
490,455 shares at net asset value of $7.49	—	—	3,674
(cost $3,717)
Total Assets	550	695	3,674

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	550	695	3,674

Policyholders' Equity
WealthQuest Variable Annuity II	53	525	532
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	76	57	880
WealthQuest III Variable Annuity - 6 yr. Ratchet	85	27	170
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	13	—	205
WQ III Group Unallocated Variable Annuity	323	86	1,887
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	53,543	361,133	392,414
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	77,154	52,154	638,630
WealthQuest III Variable Annuity - 6 yr. Ratchet	87,245	25,080	124,144
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	13,570	—	152,778
WQ III Group Unallocated Variable Annuity	316,419	77,897	1,314,882
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.98	1.45	1.36
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.98	1.08	1.38
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.98	1.08	1.37
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.96	—	1.34
WQ III Group Unallocated Variable Annuity	1.02	1.11	1.44

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Assets	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond-Prim. Sh.	Federated Kaufmann-Prim. Sh.
51,594 shares at net asset value of $30.26	1,561	—	—	—
(cost $1,284)
65,578 shares at net asset value of $16.21	—	1,063	—	—
(cost $955)
35,122 shares at net asset value of $11.34	—	—	398	—
(cost $389)
41,524 shares at net asset value of $18.82	—	—	—	781
(cost $687)
Total Assets	1,561	1,063	398	781

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	1,561	1,063	398	781

Policyholders' Equity
WealthQuest Variable Annuity II	809	296	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	183	333	217	95
WealthQuest III Variable Annuity - 6 yr. Ratchet	18	40	—	42
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	41	104	46	24
WQ III Group Unallocated Variable Annuity	510	290	135	620
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	476,410	207,179	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	177,457	311,840	201,429	58,681
WealthQuest III Variable Annuity - 6 yr. Ratchet	17,512	38,218	—	25,670
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	40,924	100,556	43,340	14,994
WQ III Group Unallocated Variable Annuity	474,430	261,276	122,203	372,733
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.70	1.43	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1.03	1.07	1.08	1.63
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.03	1.06	—	1.62
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1.01	1.04	1.07	1.61
WQ III Group Unallocated Variable Annuity	1.08	1.11	1.10	1.66

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
4,543 shares at net asset value of $17.01	77	—	—	—
(cost $65)
68,231 shares at net asset value of $23.91	—	1,631	—	—
(cost $1,608)
42,431 shares at net asset value of $45.12	—	—	1,914	—
(cost $1,727)
15,350 shares at net asset value of $5.98	—	—	—	92
(cost $98)
Total Assets	77	1,631	1,914	92

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	77	1,631	1,914	92

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	77	1,631	1,914	92
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	64,882	527,104	617,470	56,771
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	1.19	3.10	3.10	1.62
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
584,458 shares at net asset value of $1.00	584	—	—	—
(cost $584)
38,899 shares at net asset value of $25.32	—	985	—	—
(cost $795)
8,479 shares at net asset value of $12.76	—	—	108	—
(cost $105)
40,306 shares at net asset value of $16.57	—	—	—	668
(cost $577)
Total Assets	584	985	108	668

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	584	985	108	668

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	410
Investrac Gold Variable Annuity	584	985	108	258
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	270,081
Investrac Gold Variable Annuity	410,558	402,347	56,097	113,099
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	1.52
Investrac Gold Variable Annuity	1.42	2.45	1.93	2.28
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
36,866 shares at net asset value of $164.02	6,047	—	—
(cost $4,768)
226,802 shares at net asset value of $27.90	—	6,328	—
(cost $6,070)
62,810 shares at net asset value of $15.51	—	—	974
(cost $838)
Total Assets	6,047	6,328	974

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	6,047	6,328	974

Policyholders' Equity
WealthQuest Variable Annuity II	3,174	3,267	591
Investrac Gold Variable Annuity	2,873	3,061	383
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	2,082,747	1,448,632	418,596
Investrac Gold Variable Annuity	879,854	775,771	184,730
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.52	2.26	1.41
Investrac Gold Variable Annuity	3.27	3.95	2.08
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
10,038 shares at net asset value of $15.83	159	—	—
(cost $146)
42,269 shares at net asset value of $22.37	—	946	—
(cost $719)
23,466 shares at net asset value of $36.16	—	—	849
(cost $780)
Total Assets	159	946	849

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	159	946	849

Policyholders' Equity
WealthQuest Variable Annuity II	—	922	—
Investrac Gold Variable Annuity	159	24	849
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	722,722	—
Investrac Gold Variable Annuity	129,331	24,439	250,982
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	1.28	—
Investrac Gold Variable Annuity	1.23	0.96	3.38
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products - Service Class II
Assets	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
155,720 shares at net asset value of $9.92	1,545	—	—
(cost $1,442)
333 shares at net asset value of $16.33	—	5	—
(cost $5)
422,911 shares at net asset value of $27.46	—	—	11,613
(cost $12,555)
Total Assets	1,545	5	11,613

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,545	5	11,613

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	227	—	3,491
WealthQuest III Variable Annuity - 6 yr. Ratchet	39	—	630
WealthQuest III Variable Annuity - 3% Roll-up	—	—	3
WealthQuest III Variable Annuity - 5% Roll-up	—	—	598
WQ III Group Unallocated Variable Annuity	1,279	5	6,891
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	196,626	—	2,225,007
WealthQuest III Variable Annuity - 6 yr. Ratchet	33,859	—	404,775
WealthQuest III Variable Annuity - 3% Roll-up	—	—	2,065
WealthQuest III Variable Annuity - 5% Roll-up	—	—	391,862
WQ III Group Unallocated Variable Annuity	1,062,475	4,280	4,218,459
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1.16	—	1.57
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.15	—	1.56
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1.54
WealthQuest III Variable Annuity - 5% Roll-up	—	—	1.53
WQ III Group Unallocated Variable Annuity	1.20	1.27	1.63

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
50,506 shares at net asset value of $162.79	8,222	—	—
(cost $7,278)
82,633 shares at net asset value of $22.16	—	1,831	—
(cost $1,434)
281,514 shares at net asset value of $35.63	—	—	10,030
(cost $9,217)
Total Assets	8,222	1,831	10,030

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	8,222	1,831	10,030

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	2,275	443	3,454
WealthQuest III Variable Annuity - 6 yr. Ratchet	489	66	936
WealthQuest III Variable Annuity - 3% Roll-up	—	—	10
WealthQuest III Variable Annuity - 5% Roll-up	783	80	289
WQ III Group Unallocated Variable Annuity	4,675	1,242	5,341
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	2,205,481	423,299	1,510,292
WealthQuest III Variable Annuity - 6 yr. Ratchet	477,810	64,073	411,957
WealthQuest III Variable Annuity - 3% Roll-up	409	—	4,554
WealthQuest III Variable Annuity - 5% Roll-up	779,986	78,302	129,506
WQ III Group Unallocated Variable Annuity	4,352,727	1,141,318	2,244,843
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1.03	1.05	2.29
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.02	1.04	2.27
WealthQuest III Variable Annuity - 3% Roll-up	1.02	—	2.26
WealthQuest III Variable Annuity - 5% Roll-up	1.00	1.02	2.23
WQ III Group Unallocated Variable Annuity	1.07	1.09	2.38

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
38,607 shares at net asset value of $23.57	910	—	—
(cost $1,016)
51,188 shares at net asset value of $12.54	—	642	—
(cost $627)
37,670 shares at net asset value of $16.76	—	—	631
(cost $579)
Total Assets	910	642	631

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	910	642	631

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	400	247	201
WealthQuest III Variable Annuity - 6 yr. Ratchet	158	—	24
WealthQuest III Variable Annuity - 3% Roll-up	14	13	14
WealthQuest III Variable Annuity - 5% Roll-up	73	22	11
WQ III Group Unallocated Variable Annuity	265	360	381
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	308,624	231,999	146,446
WealthQuest III Variable Annuity - 6 yr. Ratchet	122,034	—	17,318
WealthQuest III Variable Annuity - 3% Roll-up	10,609	12,317	10,052
WealthQuest III Variable Annuity - 5% Roll-up	56,441	21,164	8,410
WQ III Group Unallocated Variable Annuity	199,704	330,431	272,314
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1.30	1.06	1.37
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.29	—	1.37
WealthQuest III Variable Annuity - 3% Roll-up	1.29	1.06	1.36
WealthQuest III Variable Annuity - 5% Roll-up	1.29	1.05	1.36
WQ III Group Unallocated Variable Annuity	1.33	1.09	1.40

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
50,967 shares at net asset value of $12.97	661	—	—
(cost $697)
74,359 shares at net asset value of $12.62	—	938	—
(cost $999)
36,353 shares at net asset value of $13.80	—	—	502
(cost $539)
Total Assets	661	938	502

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	661	938	502

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	165	477	96
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	154	39
WealthQuest III Variable Annuity - 3% Roll-up	—	—	6
WealthQuest III Variable Annuity - 5% Roll-up	43	35	—
WQ III Group Unallocated Variable Annuity	453	272	361
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	132,071	341,099	72,702
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	110,467	30,022
WealthQuest III Variable Annuity - 3% Roll-up	—	—	4,926
WealthQuest III Variable Annuity - 5% Roll-up	34,795	25,435	—
WQ III Group Unallocated Variable Annuity	354,699	189,844	267,799
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1.25	1.40	1.32
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	1.40	1.31
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1.31
WealthQuest III Variable Annuity - 5% Roll-up	1.24	1.39	—
WQ III Group Unallocated Variable Annuity	1.28	1.43	1.35

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Assets	AIM Dynamics	AIM Global Health Care	AIM Technology	AIM Global Real Estate
12,737 shares at net asset value of $19.24	245	—	—	—
(cost $209)
36,615 shares at net asset value of $24.06	—	881	—	—
(cost $729)
58,791 shares at net asset value of $15.10	—	—	888	—
(cost $771)
165,264 shares at net asset value of $21.88	—	—	—	3,616
(cost $4,409)
Total Assets	245	881	888	3,616

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	245	881	888	3,616

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	31	61	87	953
WealthQuest III Variable Annuity - 6 yr. Ratchet	31	54	43	138
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	8	15	—	108
WQ III Group Unallocated Variable Annuity	175	751	758	2,417
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	26,662	48,116	134,166	321,097
WealthQuest III Variable Annuity - 6 yr. Ratchet	27,012	43,327	66,829	46,927
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	7,493	11,824	—	37,227
WQ III Group Unallocated Variable Annuity	144,481	573,615	1,129,833	781,979
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1.16	1.26	0.65	2.97
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.15	1.25	0.64	2.95
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1.13	1.23	—	2.90
WQ III Group Unallocated Variable Annuity	1.21	1.31	0.67	3.09

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Assets	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
116,443 shares at net asset value of $23.97	2,791	—	—
(cost $2,554)
32,401 shares at net asset value of $12.26	—	397	—
(cost $512)
63,117 shares at net asset value of $15.53	—	—	980
(cost $1,013)
Total Assets	2,791	397	980

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	2,791	397	980

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	857	54	208
WealthQuest III Variable Annuity - 6 yr. Ratchet	472	11	1
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	86	—	—
WQ III Group Unallocated Variable Annuity	1,376	332	771
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	632,820	52,583	189,489
WealthQuest III Variable Annuity - 6 yr. Ratchet	350,742	10,314	1,200
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	64,791	—	—
WQ III Group Unallocated Variable Annuity	977,388	311,733	674,313
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1.35	1.03	1.10
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.34	1.02	1.09
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1.32	—	—
WQ III Group Unallocated Variable Annuity	1.41	1.07	1.14

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Assets	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
91,681 shares at net asset value of $25.01	2,293	—	—	—
(cost $1,864)
80,119 shares at net asset value of $17.18	—	1,376	—	—
(cost $1,238)
58,698 shares at net asset value of $20.28	—	—	1,190	—
(cost $1,040)
68,017 shares at net asset value of $23.52	—	—	—	1,600
(cost $1,230)
Total Assets	2,293	1,376	1,190	1,600

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	2,293	1,376	1,190	1,600

Policyholders' Equity
WealthQuest Variable Annuity II	1,159	782	805	664
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	188	63	17	440
WealthQuest III Variable Annuity - 6 yr. Ratchet	57	33	30	59
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	168	95	24	20
WQ III Group Unallocated Variable Annuity	721	403	314	417
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	747,832	545,954	628,738	544,762
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	263,367	76,213	18,335	395,301
WealthQuest III Variable Annuity - 6 yr. Ratchet	79,829	41,019	31,861	53,371
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	240,340	118,992	25,529	18,096
WQ III Group Unallocated Variable Annuity	968,703	471,175	316,823	359,514
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.55	1.43	1.28	1.22
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.71	0.82	0.95	1.11
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.71	0.81	0.94	1.11
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.70	0.80	0.93	1.08
WQ III Group Unallocated Variable Annuity	0.74	0.86	0.99	1.16

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Assets	Van Eck Hard Assets	Van Eck Emerging Markets
4,304 shares at net asset value of $41.19	177	—
(cost $136)
26,300 shares at net asset value of $27.72	—	729
(cost $435)
Total Assets	177	729

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—
Total Liabilities	—	—
Net assets applicable to policyholders’	177	729

Policyholders' Equity
WealthQuest Variable Annuity II	177	729
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	48,216	217,702
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	3.68	3.35
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Assets	AN Growth	AN Equity Income	AN Balanced	AN Money Market
1,493,562 shares at net asset value of $1.73	2,584	—	—	—
(cost $2,376)
3,727,156 shares at net asset value of $1.71	—	6,373	—	—
(cost $6,240)
2,802,450 shares at net asset value of $1.53	—	—	4,288	—
(cost $4,020)
10,561,167 shares at net asset value of $1.00	—	—	—	10,561
(cost $10,561)
Total Assets	2,584	6,373	4,288	10,561

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	2,584	6,373	4,288	10,561

Policyholders' Equity
WealthQuest Variable Annuity II	602	2,062	679	740
Investrac Gold Variable Annuity	1,343	2,414	816	294
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	231	886	1,705	951
WealthQuest III Variable Annuity - 6 yr. Ratchet	22	196	93	142
WealthQuest III Variable Annuity - 3% Roll-up	—	—	7	—
WealthQuest III Variable Annuity - 5% Roll-up	—	100	176	422
WQ III Group Unallocated Variable Annuity	386	715	812	8,012
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	502,225	1,230,225	463,021	621,245
Investrac Gold Variable Annuity	659,789	824,940	365,971	225,668
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	259,558	740,053	1,415,138	861,323
WealthQuest III Variable Annuity - 6 yr. Ratchet	25,085	165,109	77,686	129,703
WealthQuest III Variable Annuity - 3% Roll-up	—	101	6,140	—
WealthQuest III Variable Annuity - 5% Roll-up	—	85,657	150,035	392,322
WQ III Group Unallocated Variable Annuity	416,181	573,512	647,133	6,969,124
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.20	1.68	1.47	1.19
Investrac Gold Variable Annuity	2.03	2.93	2.23	1.30
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.89	1.20	1.20	1.10
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.88	1.19	1.20	1.10
WealthQuest III Variable Annuity - 3% Roll-up	—	1.18	1.19	—
WealthQuest III Variable Annuity - 5% Roll-up	—	1.17	1.17	1.07
WQ III Group Unallocated Variable Annuity	0.93	1.25	1.25	1.15

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Assets	AN Government Bond	AN High Yield Bond	AN Small-Cap/ Mid-Cap	AN International Stock
3,055,796 shares at net asset value of $1.05	3,209	—	—	—
(cost $3,045)
1,363,208 shares at net asset value of $0.81	—	1,104	—	—
(cost $1,199)
2,410,930 shares at net asset value of $0.40	—	—	964	—
(cost $647)
1,263,997 shares at net asset value of $1.00	—	—	—	1,264
(cost $1,133)
Total Assets	3,209	1,104	964	1,264

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	3,209	1,104	964	1,264

Policyholders' Equity
WealthQuest Variable Annuity II	132	72	41	128
Investrac Gold Variable Annuity	2	—	29	107
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1,279	438	169	242
WealthQuest III Variable Annuity - 6 yr. Ratchet	95	90	138	26
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	167	56	—	33
WQ III Group Unallocated Variable Annuity	1,534	448	587	728
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	102,474	57,108	121,256	95,603
Investrac Gold Variable Annuity	1,210	—	83,664	82,105
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	976,160	349,384	457,118	229,026
WealthQuest III Variable Annuity - 6 yr. Ratchet	73,022	72,304	377,983	25,228
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	130,929	45,859	—	31,816
WQ III Group Unallocated Variable Annuity	1,123,388	342,616	1,529,090	662,643
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.29	1.26	0.34	1.34
Investrac Gold Variable Annuity	1.26	—	0.34	1.30
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1.31	1.26	0.37	1.05
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.30	1.25	0.37	1.05
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1.28	1.22	—	1.03
WQ III Group Unallocated Variable Annuity	1.37	1.31	0.38	1.10

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Assets	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
508,842 shares at net asset value of $23.69	12,054	—	—	—
(cost $11,872)
475,924 shares at net asset value of $17.71	—	8,429	—	—
(cost $7,935)
814,908 shares at net asset value of $4.94	—	—	4,026	—
(cost $4,001)
209,459 shares at net asset value of $25.02	—	—	—	5,241
(cost $5,112)
Total Assets	12,054	8,429	4,026	5,241

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	12,054	8,429	4,026	5,241

Policyholders' Equity
WealthQuest Variable Annuity II	1,916	703	297	1,735
Investrac Gold Variable Annuity	344	158	—	383
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	2,955	1,422	769	380
WealthQuest III Variable Annuity - 6 yr. Ratchet	887	266	89	53
WealthQuest III Variable Annuity - 3% Roll-up	24	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	558	518	224	135
WQ III Group Unallocated Variable Annuity	5,370	5,362	2,647	2,555
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	1,042,831	429,112	213,180	654,250
Investrac Gold Variable Annuity	222,047	135,383	—	189,639
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1,852,085	1,224,019	604,346	223,923
WealthQuest III Variable Annuity - 6 yr. Ratchet	560,065	230,749	70,150	31,569
WealthQuest III Variable Annuity - 3% Roll-up	15,164	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	359,532	457,909	180,482	82,003
WQ III Group Unallocated Variable Annuity	3,231,851	4,432,865	1,996,675	1,446,946
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.84	1.64	1.39	2.65
Investrac Gold Variable Annuity	1.55	1.17	—	2.02
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1.60	1.16	1.27	1.70
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.58	1.15	1.26	1.68
WealthQuest III Variable Annuity - 3% Roll-up	1.57	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1.55	1.13	1.24	1.65
WQ III Group Unallocated Variable Annuity	1.66	1.21	1.33	1.77

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2007 (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Assets	Lazard Small Cap	Lazard Emerging Markets
40,785 shares at net asset value of $9.98	407	—
(cost $556)
21,412 shares at net asset value of $25.64	—	549
(cost $466)
Total Assets	407	549

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—
Total Liabilities	—	—
Net assets applicable to policyholders’	407	549

Policyholders' Equity
WealthQuest Variable Annuity II	407	549
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	214,557	150,316
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.90	3.65
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Operations	Alger Small Cap	Alger Growth	Alger Income & Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	—	9	11
Mortality and expense charges
WealthQuest Variable Annuity II	(2)	(3)	(4)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(8)	(3)	(2)
WealthQuest III Variable Annuity -- 6 yr. Ratchet	(4)	(2)	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(4)	(2)
WQ III Group Unallocated Variable Annuity	(7)	(6)	(3)

Investment income (loss) - net	(23)	(9)	(1)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	236	162	54

Net realized gains (losses) on investments	236	162	54

Net change in unrealized appreciation or depreciation of investments	251	303	64

Net gains (losses) on investments	487	465	118

Net increase (decrease) in net assets resulting from operations	464	456	117

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Operations	Alger Balanced	Alger MidCap Growth	AlgerCapital Appreciation
Investment income (loss)
Investment income distributions from underlying mutual fund	72	—	—
Mortality and expense charges
WealthQuest Variable Annuity II	(4)	(5)	(2)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(17)	(8)	(5)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(3)	(3)	(3)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(3)	(1)
WQ III Group Unallocated Variable Annuity	(5)	(8)	(5)

Investment income (loss) - net	43	(27)	(16)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	197	457	—

Realized gains (losses) on sales of investments	69	116	276

Net realized gains (losses) on investments	266	573	276

Net change in unrealized appreciation or depreciation of investments	66	404	331

Net gains (losses) on investments	332	977	607

Net increase (decrease) in net assets resulting from operations	375	950	591
See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Operations	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond- Prim. Sh.
Investment income (loss)
Investment income distributions from underlying mutual fund	26	31	260
Mortality and expense charges
WealthQuest Variable Annuity II	(1)	(7)	(7)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(1)	(1)	(9)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	—	(2)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	(3)
WQ III Group Unallocated Variable Annuity	(1)	—	(6)

Investment income (loss) - net	22	23	233

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	20	(8)	(9)

Net realized gains (losses) on investments	20	(8)	(9)

Net change in unrealized appreciation or depreciation of investments	(24)	20	(140)

Net gains (losses) on investments	(4)	12	(149)

Net increase (decrease) in net assets resulting from operations	18	35	84

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Operations	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond- Prim. Sh.	Federated Kaufmann-Prim. Sh.
Investment income (loss)
Investment income distributions from underlying mutual fund	—	28	10	—
Mortality and expense charges
WealthQuest Variable Annuity II	(10)	(4)	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(3)	(2)	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	(2)	—	—
WQ III Group Unallocated Variable Annuity	(2)	(1)	—	(2)

Investment income (loss) - net	(15)	(17)	8	(3)

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	24

Realized gains (losses) on sales of investments	96	72	—	9

Net realized gains (losses) on investments	96	72	—	33

Net change in unrealized appreciation or depreciation of investments	147	(79)	6	69

Net gains (losses) on investments	243	(7)	6	102

Net increase (decrease) in net assets resulting from operations	228	10	14	99

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
Investment income (loss)
Investment income distributions from underlying mutual fund	1	31	15	8
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	(1)	(26)	(25)	(1)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Investment income (loss) - net	—	5	(10)	7

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	3	137	2	—

Realized gains (losses) on sales of investments	1	49	(77)	(5)

Net realized gains (losses) on investments	4	186	(75)	(5)

Net change in unrealized appreciation or depreciation of investments	3	(175)	481	—

Net gains (losses) on investments	7	11	406	(5)

Net increase (decrease) in net assets resulting from operations	7	16	396	2

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Investment income (loss)
Investment income distributions from underlying mutual fund	24	32	7	44
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	(5)
Investrac Gold Variable Annuity	(7)	(14)	(2)	(4)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Investment income (loss) - net	17	18	5	35

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	65	—	22

Realized gains (losses) on sales of investments	—	23	(2)	10

Net realized gains (losses) on investments	—	88	(2)	32

Net change in unrealized appreciation or depreciation of investments	—	36	1	22

Net gains (losses) on investments	—	124	(1)	54

Net increase (decrease) in net assets resulting from operations	17	142	4	89

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	238	57	39
Mortality and expense charges
WealthQuest Variable Annuity II	(46)	(44)	(7)
Investrac Gold Variable Annuity	(43)	(42)	(5)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Investment income (loss) - net	149	(29)	27

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	1,534	—

Realized gains (losses) on sales of investments	431	608	(1)

Net realized gains (losses) on investments	431	2,142	(1)

Net change in unrealized appreciation or depreciation of investments	(280)	(1,142)	122

Net gains (losses) on investments	151	1,000	121

Net increase (decrease) in net assets resulting from operations	300	971	148

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Investment income (loss)
Investment income distributions from underlying mutual fund	5	—	8
Mortality and expense charges
WealthQuest Variable Annuity II	—	(11)	—
Investrac Gold Variable Annuity	(2)	—	(13)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Investment income (loss) - net	3	(11)	(5)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	5	—	88

Realized gains (losses) on sales of investments	1	(1)	187

Net realized gains (losses) on investments	6	(1)	275

Net change in unrealized appreciation or depreciation of investments	1	189	(141)

Net gains (losses) on investments	7	188	134

Net increase (decrease) in net assets resulting from operations	10	177	129

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—	83
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	—	(34)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	—	(7)
WealthQuest III Variable Annuity - 3% Rollup	—	—	—
WealthQuest III Variable Annuity - 5% Rollup	—	—	(8)
WQ III Group Unallocated Variable Annuity	(4)	—	(22)

Investment income (loss) - net	(7)	—	12

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	136	—	2,823

Realized gains (losses) on sales of investments	48	—	428

Net realized gains (losses) on investments	184	—	3,251

Net change in unrealized appreciation or depreciation of investments	3	—	(1,714)

Net gains (losses) on investments	187	—	1,537

Net increase (decrease) in net assets resulting from operations	180	—	1,549

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
Investment income (loss)
Investment income distributions from underlying mutual fund	256	—	44
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(24)	(4)	(33)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(6)	—	(13)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(10)	(1)	(4)
WQ III Group Unallocated Variable Annuity	(17)	(4)	(17)

Investment income (loss) - net	199	(9)	(23)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	737

Realized gains (losses) on sales of investments	471	42	501

Net realized gains (losses) on investments	471	42	1,238

Net change in unrealized appreciation or depreciation of investments	(353)	260	(79)

Net gains (losses) on investments	118	302	1,159

Net increase (decrease) in net assets resulting from operations	317	293	1,136

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
Investment income (loss)
Investment income distributions from underlying mutual fund	14	15	7
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(3)	(2)	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(2)	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	—	—
WQ III Group Unallocated Variable Annuity	(1)	(1)	(1)

Investment income (loss) - net	7	12	4

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	71	—	16

Realized gains (losses) on sales of investments	11	(1)	8

Net realized gains (losses) on investments	82	(1)	24

Net change in unrealized appreciation or depreciation of investments	(102)	5	26

Net gains (losses) on investments	(20)	4	50

Net increase (decrease) in net assets resulting from operations	(13)	16	54

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
Investment income (loss)
Investment income distributions from underlying mutual fund	3	4	6
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(1)	(4)	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	(2)	(1)	(1)

Investment income (loss) - net	—	(2)	5

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	52	43	45

Realized gains (losses) on sales of investments	16	22	15

Net realized gains (losses) on investments	68	65	60

Net change in unrealized appreciation or depreciation of investments	(72)	(83)	(51)

Net gains (losses) on investments	(4)	(18)	9

Net increase (decrease) in net assets resulting from operations	(4)	(20)	14

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Investment Funds
Operations	AIM Dynamics	AIM Global Health Care	AIM Technology	AIM Small Co. Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—	—	—
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	(1)	(1)	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	(1)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	(2)	(2)	(1)

Investment income (loss) - net	—	(4)	(4)	(2)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	164

Realized gains (losses) on sales of investments	11	35	46	66

Net realized gains (losses) on investments	11	35	46	276

Net change in unrealized appreciation or depreciation of investments	5	57	4	(159)

Net gains (losses) on investments	16	92	50	117

Net increase (decrease) in net assets resulting from operations	16	88	46	115

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Operations	AIM Global Real Estate	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
Investment income (loss)
Investment income distributions from underlying mutual fund	229	50	8	—
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(14)	(7)	(1)	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(5)	(5)	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(10)	(4)	(1)	(2)

Investment income (loss) - net	198	33	6	(3)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	547	131	32	28

Realized gains (losses) on sales of investments	973	169	48	5

Net realized gains (losses) on investments	1,520	300	80	33

Net change in unrealized appreciation or depreciation of investments	(2,008)	53	(198)	(33)

Net gains (losses) on investments	(488)	353	(118)	—

Net increase (decrease) in net assets resulting from operations	(290)	386	(112)	(3)

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Operations	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Investment income (loss)
Investment income distributions from underlying mutual fund	—	6	10	15
Mortality and expense charges
WealthQuest Variable Annuity II	(16)	(11)	(12)	(9)
Investrac Gold Variable Annuity
Investrac Gold Annuitized Variable Annuity
WealthQuest III Variable Annuity - No Rider	(2)	(1)	(1)	(5)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	—	—	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(3)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(2)	(1)	(1)	(2)

Investment income (loss) - net	(24)	(8)	(4)	(2)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	15

Realized gains (losses) on sales of investments	(57)	(1)	33	170

Net realized gains (losses) on investments	(57)	(1)	33	185

Net change in unrealized appreciation or depreciation of investments	499	142	131	(23)

Net gains (losses) on investments	442	141	164	162

Net increase (decrease) in net assets resulting from operations	418	133	160	160

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Operations	Van Eck Hard Assets	Van Eck Emerging Markets
Investment income (loss)
Investment income distributions from underlying mutual fund	—	3
Mortality and expense charges
WealthQuest Variable Annuity II	(3)	(9)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Investment income (loss) - net	(3)	(6)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	31	126

Realized gains (losses) on sales of investments	56	123

Net realized gains (losses) on investments	87	249

Net change in unrealized appreciation or depreciation of investments	(7)	(26)

Net gains (losses) on investments	80	223

Net increase (decrease) in net assets resulting from operations	77	217

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Operations	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Investment income (loss)
Investment income distributions from underlying mutual fund	37	192	103	457
Mortality and expense charges
WealthQuest Variable Annuity II	(8)	(29)	(9)	(9)
Investrac Gold Variable Annuity	(20)	(38)	(12)	(3)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(3)	(11)	(20)	(14)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(3)	(1)	(3)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(2)	(3)	(6)
WQ III Group Unallocated Variable Annuity	(1)	(2)	(3)	(27)

Investment income (loss) - net	5	107	55	395

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	36	163	13	—

Realized gains (losses) on sales of investments	41	164	58	—

Net realized gains (losses) on investments	77	327	71	—

Net change in unrealized appreciation or depreciation of investments	29	(438)	32	—

Net gains (losses) on investments	106	(111)	103	—

Net increase (decrease) in net assets resulting from operations	111	(4)	158	395

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Operations	AN Government Bond	AN High Yield Bond	AN Small-Cap/ MidCap	AN International Stock
Investment income (loss)
Investment income distributions from underlying mutual fund	130	67	—	22
Mortality and expense charges
WealthQuest Variable Annuity II	(2)	(1)	(1)	(2)
Investrac Gold Variable Annuity	—	—	—	(2)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(15)	(6)	(2)	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	(1)	(2)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(5)	(2)	(2)	(2)

Investment income (loss) - net	105	56	(7)	14

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	—

Realized gains (losses) on sales of investments	(10)	(13)	95	126

Net realized gains (losses) on investments	(10)	(13)	95	126

Net change in unrealized appreciation or depreciation of investments	90	(38)	121	(37)

Net gains (losses) on investments	80	(51)	216	89

Net increase (decrease) in net assets resulting from operations	185	5	209	103

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Operations	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	204	115	160	11
Mortality and expense charges
WealthQuest Variable Annuity II	(26)	(9)	(4)	(23)
Investrac Gold Variable Annuity	(5)	(2)	—	(5)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(31)	(13)	(9)	(5)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(10)	(3)	(1)	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(8)	(5)	(3)	(2)
WQ III Group Unallocated Variable Annuity	(19)	(16)	(8)	(9)

Investment income (loss) - net	105	67	135	(34)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	715	928	—	557

Realized gains (losses) on sales of investments	667	313	(19)	352

Net realized gains (losses) on investments	1,382	1,241	(19)	909

Net change in unrealized appreciation or depreciation of investments	(1,218)	(537)	58	(93)

Net gains (losses) on investments	164	704	39	816

Net increase (decrease) in net assets resulting from operations	269	771	174	782

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF OPERATIONS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Operations	Lazard SmallCap	Lazard Emerging Markets
Investment income (loss)
Investment income distributions from underlying mutual fund	—	6
Mortality and expense charges
WealthQuest Variable Annuity II	(6)	(8)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Investment income (loss) - net	(6)	(2)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	173	80

Realized gains (losses) on sales of investments	56	268

Net realized gains (losses) on investments	229	348

Net change in unrealized appreciation or depreciation of investments	(257)	(177)

Net gains (losses) on investments	(28)	171

Net increase (decrease) in net assets resulting from operations	(34)	169

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger American Fund – Class O Shares
Net Changes	Alger Small Cap	Alger Growth	Alger Income & Growth
Operations
Investment income (loss) – net	(23)	(9)	(1)
Net realized gains (losses) on investments	236	162	54
Net change in unrealized appreciation or depreciation of investments	251	303	64

Net increase (decrease) in net assets resulting from operations	464	456	117

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	1	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	16	4	8
WealthQuest III Variable Annuity -– 6 yr. Ratchet	2	3	3
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	1	—
WQ III Group Unallocated Variable Annuity	400	339	168

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(70)	(23)	(19)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	108	29	53
WealthQuest III Variable Annuity - 6 yr. Ratchet	(6)	56	110
WealthQuest III Variable Annuity - 3% Roll-up	(8)	—	—
WealthQuest III Variable Annuity - 5% Roll-up	46	(30)	—
WQ III Group Unallocated Variable Annuity	(35)	(483)	(69)

Increase (decrease) in net assets from policy transactions	455	(104)	254

Increase (decrease) in net assets	919	352	371

Net assets at the beginning of year	2,600	2,484	1,261

Net assets at the end of year	3,519	2,836	1,632

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger American Fund - Class O Shares
Net Changes	Alger Balanced	Alger MidCap Growth	Alger Capital Appreciation
Operations
Investment income (loss) – net	43	(27)	(16)
Net realized gains (losses) on investments	266	573	276
Net change in unrealized appreciation or depreciation of investments	66	404	331

Net increase (decrease) in net assets resulting from operations	375	950	591

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	1
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	39	38	38
WealthQuest III Variable Annuity - 6 yr. Ratchet	3	2	5
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	1	—
WQ III Group Unallocated Variable Annuity	332	449	348

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(32)	(79)	19
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(99)	171	511
WealthQuest III Variable Annuity - 6 yr. Ratchet	22	31	370
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	49	6
WQ III Group Unallocated Variable Annuity	(266)	(158)	15

Increase (decrease) in net assets from policy transactions	(2)	504	1,313

Increase (decrease) in net assets	373	1,454	1,904

Net assets at the beginning of year	3,327	2,957	1,283

Net assets at the end of year	3,700	4,411	3,187

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Net Changes	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond-Prim.Sh.
Operations
Investment income (loss) – net	22	23	233
Net realized gains (losses) on investments	20	(8)	(9)
Net change in unrealized appreciation or depreciation of investments	(24)	20	(140)

Net increase (decrease) in net assets resulting from operations	18	35	84

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	7	5
WealthQuest III Variable Annuity -- 6 yr. Ratchet	—	14	1
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	105	30	411

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(3)	(186)	(167)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(37)	22	200
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	8	(12)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	—	22
WQ III Group Unallocated Variable Annuity	(66)	39	(12)

Increase (decrease) in net assets from policy transactions	(2)	(66)	448

Increase (decrease) in net assets	16	(31)	532

Net assets at the beginning of year	534	726	3,142

Net assets at the end of year	550	695	3,674

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Net Changes	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond- Prim. Sh.	Federated Kaufmann-Prim. Sh.
Operations
Investment income (loss) – net	(15)	17	(8)	(3)
Net realized gains (losses) on investments	96	72	—	33
Net change in unrealized appreciation or depreciation of investments	147	(79)	6	69

Net increase (decrease) in net assets resulting from operations	228	10	14	99

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	1	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	2	18	6	4
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Rollup	—	—	—	—
WealthQuest III Variable Annuity - 5% Rollup	—	—	—	—
WQ III Group Unallocated Variable Annuity	128	94	25	192

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(193)	(118)	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	16	169	111	58
WealthQuest III Variable Annuity - 6 yr. Ratchet	(8)	—	—	36
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(15)	(8)	42	(2)
WQ III Group Unallocated Variable Annuity	(23)	(128)	37	61

Increase (decrease) in net assets from policy transactions	(92)	27	221	349

Increase (decrease) in net assets	136	37	235	448

Net assets at the beginning of year	1,425	1,026	163	333

Net assets at the end of year	1,561	1,063	398	781

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS year ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
Operations
Investment income (loss) – net	—	5	(10)	7
Net realized gains (losses) on investments	4	186	(75)	(5)
Net change in unrealized appreciation or depreciation of investments	3	(175)	481	—

Net increase (decrease) in net assets resulting from operations	7	16	396	2

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	2	11	45	1
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	(11)	(318)	(285)	(13)
Investrac Gold Annuitized Variable Annuity	—	—	—	(23)
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Increase (decrease) in net assets from policy transactions	(9)	(307)	(240)	(35)

Increase (decrease) in net assets	(2)	(291)	156	(33)

Net assets at the beginning of year	79	1,922	1,758	125

Net assets at the end of year	77	1,631	1,914	92

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Operations
Investment income (loss) – net	17	18	5	35
Net realized gains (losses) on investments	—	88	(2)	32
Net change in unrealized appreciation or depreciation of investments	—	36	1	22

Net increase (decrease) in net assets resulting from operations	17	142	4	89

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	22	14	2
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	(84)
Investrac Gold Variable Annuity	286	(98)	(74)	(123)
Investrac Gold Annuitized Variable Annuity	—	(34)	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Increase (decrease) in net assets from policy transactions	286	(110)	(60)	(205)

Increase (decrease) in net assets	303	32	(56)	(116)

Net assets at the beginning of year	281	953	164	784

Net assets at the end of year	584	985	108	668
See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
Operations
Investment income (loss) – net	149	(29)	27
Net realized gains (losses) on investments	431	2,142	(1)
Net change in unrealized appreciation or depreciation of investments	(280)	(1,142)	122

Net increase (decrease) in net assets resulting from operations	300	971	148

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	3	4	—
Investrac Gold Variable Annuity	108	99	42
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(1,192)	(952)	(59)
Investrac Gold Variable Annuity	(689)	(469)	(26)
Investrac Gold Annuitized Variable Annuity	—	(64)	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Increase (decrease) in net assets from policy transactions	(1,770)	(1,382)	(43)

Increase (decrease) in net assets	(1,470)	(411)	105

Net assets at the beginning of year	7,517	6,739	869

Net assets at the end of year	6,047	6,328	974

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Operations
Investment income (loss) – net	3	(11)	(5)
Net realized gains (losses) on investments	6	(1)	275
Net change in unrealized appreciation or depreciation of investments	1	189	(141)

Net increase (decrease) in net assets resulting from operations	10	177	129

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	5	—
Investrac Gold Variable Annuity	1	—	11
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	(159)	—
Investrac Gold Variable Annuity	23	3	(433)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Increase (decrease) in net assets from policy transactions	24	(151)	(422)

Increase (decrease) in net assets	34	26	(293)

Net assets at the beginning of year	125	920	1,142

Net assets at the end of year	159	946	849

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
Operations
Investment income (loss) – net	(7)	—	12
Net realized gains (losses) on investments	184	—	3,251
Net change in unrealized appreciation or depreciation of investments	3	—	(1,714)

Net increase (decrease) in net assets resulting from operations	180	—	1,549

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	7	—	152
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	43
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	258	—	1,406

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	104	—	674
WealthQuest III Variable Annuity - 6 yr. Ratchet	(3)	—	52
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	82
WQ III Group Unallocated Variable Annuity	(84)	—	(841)

Increase (decrease) in net assets from policy transactions	282	—	1,568

Increase (decrease) in net assets	462	—	3,117

Net assets at the beginning of year	1,083	5	8,496

Net assets at the end of year	1,545	5	11,613

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
Operations
Investment income (loss) – net	199	(9)	(23)
Net realized gains (losses) on investments	471	42	1,238
Net change in unrealized appreciation or depreciation of investments	(353)	260	(79)

Net increase (decrease) in net assets resulting from operations	317	293	1,136

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	75	8	271
WealthQuest III Variable Annuity - 6 yr. Ratchet	29	—	4
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	—	23
WQ III Group Unallocated Variable Annuity	1,041	280	1,035

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	376	184	641
WealthQuest III Variable Annuity - 6 yr. Ratchet	(3)	50	(239)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	(16)
WealthQuest III Variable Annuity - 5% Roll-up	196	(12)	40
WQ III Group Unallocated Variable Annuity	(1,243)	(76)	(543)

Increase (decrease) in net assets from policy transactions	472	434	1,216

Increase (decrease) in net assets	789	727	2,352

Net assets at the beginning of year	7,433	1,104	7,678

Net assets at the end of year	8,222	1,831	10,030

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
Operations
Investment income (loss) – net	7	12	4
Net realized gains (losses) on investments	82	(1)	24
Net change in unrealized appreciation or depreciation of investments	(102)	5	26

Net increase (decrease) in net assets resulting from operations	(13)	16	54

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	27	6	5
WealthQuest III Variable Annuity - 6 yr. Ratchet	3	—	2
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	123	99	84

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	270	72	82
WealthQuest III Variable Annuity - 6 yr. Ratchet	53	—	21
WealthQuest III Variable Annuity - 3% Roll-up	13	13	13
WealthQuest III Variable Annuity - 5% Roll-up	32	8	6
WQ III Group Unallocated Variable Annuity	(18)	108	4

Increase (decrease) in net assets from policy transactions	503	306	217

Increase (decrease) in net assets	490	322	271

Net assets at the beginning of year	420	320	360

Net assets at the end of year	910	642	631

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
Operations
Investment income (loss) – net	—	(2)	5
Net realized gains (losses) on investments	68	65	60
Net change in unrealized appreciation or depreciation of investments	(72)	(83)	(51)

Net increase (decrease) in net assets resulting from operations	(4)	(20)	14

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	12	1	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	2	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	59	99	116

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	76	272	77
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	161	13
WealthQuest III Variable Annuity - 3% Roll-up	—	(8)	—
WealthQuest III Variable Annuity - 5% Roll-up	29	19	—
WQ III Group Unallocated Variable Annuity	74	76	(41)

Increase (decrease) in net assets from policy transactions	250	622	166

Increase (decrease) in net assets	246	602	180

Net assets at the beginning of year	415	336	322

Net assets at the end of year	661	938	502

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Net Changes	AIM Dynamics	AIM Global Health Care	AIM Technology	AIM Small Co. Growth
Operations
Investment income (loss) – net	—	(4)	(4)	(2)
Net realized gains (losses) on investments	11	35	46	276
Net change in unrealized appreciation or depreciation of investments	5	57	4	(159)

Net increase (decrease) in net assets resulting from operations	16	88	46	115

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	3	4	8
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	45	182	164	69

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(29)	12	(165)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	35	(133)	(80)	(940)

Increase (decrease) in net assets from policy transactions	78	23	100	(1,029)

Increase (decrease) in net assets	94	111	146	914

Net assets at the beginning of year	151	770	742	914

Net assets at the end of year	245	881	888	—

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Net Changes	AIM Global Real Estate	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
Operations
Investment income (loss) – net	198	33	6	(3)
Net realized gains (losses) on investments	1,520	300	80	33
Net change in unrealized appreciation or depreciation of investments	(2,008)	53	(198)	(33)

Net increase (decrease) in net assets resulting from operations	(290)	386	(112)	(3)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	64	13	—	182
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	1
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	3	—	—
WQ III Group Unallocated Variable Annuity	809	258	112	920

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(38)	353	7	28
WealthQuest III Variable Annuity - 6 yr. Ratchet	(393)	33	—	—
WealthQuest III Variable Annuity - 3% Roll-up	(38)	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	24	(4)	—	—
WQ III Group Unallocated Variable Annuity	(1,205)	(4)	(170)	(148)

Increase (decrease) in net assets from policy transactions	(777)	652	(51)	983

Increase (decrease) in net assets	(1,067)	1,038	(163)	980

Net assets at the beginning of year	4,683	1,753	560	—

Net assets at the end of year	3,616	2,791	397	980

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Net Changes	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Operations
Investment income (loss) – net	(24)	(8)	(4)	(2)
Net realized gains (losses) on investments	(57)	(1)	33	185
Net change in unrealized appreciation or depreciation of investments	499	142	131	(23)

Net increase (decrease) in net assets resulting from operations	418	133	160	160

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	1	3	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	13	2	3	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	155	75	72	76

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(403)	(187)	(396)	(270)
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	34	(5)	(60)	(19)
WealthQuest III Variable Annuity - 6 yr. Ratchet	10	—	—	(36)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(62)	(1)	—	1
WQ III Group Unallocated Variable Annuity	(79)	(4)	(20)	(303)

Increase (decrease) in net assets from policy transactions	(331)	(117)	(401)	(551)

Increase (decrease) in net assets	87	16	(241)	(391)

Net assets at the beginning of year	2,206	1,360	1,431	1,991

Net assets at the end of year	2,293	1,376	1,190	1,600

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Net Changes	Van Eck Hard Assets	Van Eck Emerging Markets
Operations
Investment income (loss) – net	(3)	(6)
Net realized gains (losses) on investments	87	249
Net change in unrealized appreciation or depreciation of investments	(7)	(26)

Net increase (decrease) in net assets resulting from operations	77	217

Policy transactions
Policy purchase payments:
yWealthQuest Variable Annuity II	—	1
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(135)	(189)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Increase (decrease) in net assets from policy transactions	(135)	(188)

Increase (decrease) in net assets	(58)	29

Net assets at the beginning of year	235	700

Net assets at the end of year	177	729

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Operations
Investment income (loss) – net	5	107	55	395
Net realized gains (losses) on investments	77	327	71	—
Net change in unrealized appreciation or depreciation of investments	29	(438)	32	—

Net increase (decrease) in net assets resulting from operations	111	(4)	158	395

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	1	7	—	1
Investrac Gold Variable Annuity	39	40	12	1
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	9	23	101	5,510
WealthQuest III Variable Annuity - 6 yr. Ratchet	2	1	19	398
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	58
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	750
WQ III Group Unallocated Variable Annuity	68	216	221	3,326

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(138)	(707)	(198)	119
Investrac Gold Variable Annuity	(195)	(504)	(196)	219
Investrac Gold Annuitized Variable Annuity	—	(63)	(54)	—
WealthQuest III Variable Annuity - No Rider	(24)	38	63	(5,456)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(28)	(87)	(31)	(278)
WealthQuest III Variable Annuity - 3% Roll-up	—	(34)	—	(58)
WealthQuest III Variable Annuity - 5% Roll-up	—	(32)	6	(580)
WQ III Group Unallocated Variable Annuity	(58)	(196)	(245)	(2,894)

Increase (decrease) in net assets from policy transactions	(324)	(1,298)	(302)	1,116

Increase (decrease) in net assets	(213)	(1,302)	(144)	1,511

Net assets at the beginning of year	2,797	7,675	4,432	9,050

Net assets at the end of year	2,584	6,373	4,288	10,561

See accompanying notes to Separate Account financial statements      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Government Bond	AN High Yield Bond	AN Small-Cap/ Mid-Cap	AN International Stock
Operations
Investment income (loss) – net	105	56	(7)	14
Net realized gains (losses) on investments	(10)	(13)	95	126
Net change in unrealized appreciation or depreciation of investments	90	(38)	121	(37)

Net increase (decrease) in net assets resulting from operations	185	5	209	103

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	4
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	15	1	1	7
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	1	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	432	103	90	243

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(11)	(5)	(14)	(47)
Investrac Gold Variable Annuity	(11)	(4)	(9)	(16)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(27)	(55)	(19)	53
WealthQuest III Variable Annuity - 6 yr. Ratchet	(3)	(14)	(15)	7
WealthQuest III Variable Annuity - 3% Roll-up	(66)	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	46	1	—	—
WQ III Group Unallocated Variable Annuity	7	(115)	(160)	(296)

Increase (decrease) in net assets from policy transactions	382	(87)	(126)	(45)

Increase (decrease) in net assets	567	(82)	83	58

Net assets at the beginning of year	2,642	1,186	881	1,206

Net assets at the end of year	3,209	1,104	964	1,264

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Net Changes	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
Operations
Investment income (loss) – net	105	67	135	(34)
Net realized gains (losses) on investments	1,382	1,241	(19)	909
Net change in unrealized appreciation or depreciation of investments	(1,218)	(537)	58	(93)

Net increase (decrease) in net assets resulting from operations	269	771	174	782

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	9	2	—	6
Investrac Gold Variable Annuity	13	4	—	15
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	124	52	11	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	36	13	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	—	1	—
WQ III Group Unallocated Variable Annuity	1,165	1,089	733	419

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(418)	(168)	(70)	(359)
Investrac Gold Variable Annuity	8	17	—	(4)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	572	542	55	(34)
WealthQuest III Variable Annuity - 6 yr. Ratchet	162	95	2	13
WealthQuest III Variable Annuity - 3% Roll-up	(6)	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	127	337	78	(17)
WQ III Group Unallocated Variable Annuity	(768)	53	(195)	(639)

Increase (decrease) in net assets from policy transactions	1,025	2,036	615	(599)

Increase (decrease) in net assets	1,294	2,807	789	183

Net assets at the beginning of year	10,760	5,622	3,237	5,058

Net assets at the end of year	12,054	8,429	4,026	5,241

See accompanying notes to Separate Account financial statements.      (continued)

AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS Year Ended DECEMBER 31, 2007 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Net Changes	Lazard Small Cap	Lazard Emerging Markets
Operations
Investment income (loss) – net	(6)	(2)
Net realized gains (losses) on investments	229	348
Net change in unrealized appreciation or depreciation of investments	(257)	(177)

Net increase (decrease) in net assets resulting from operations	(34)	169

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	1	—
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(138)	(329)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Increase (decrease) in net assets from policy transactions	(137)	(329)

Increase (decrease) in net assets	(171)	(160)

Net assets at the beginning of year	578	709

Net assets at the end of year	407	549

American National Variable ANNUITY Separate Account

NOTES TO FINANCIAL STATEMENTS
December 31, 2008

(1)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General…American National Variable Annuity Separate Account (Separate Account) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor’s other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
These financial statements report the results of the subaccounts for the various variable annuity products. There are currently 67 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund, American National Investment Accounts, Inc., Federated Insurance Series, Fidelity Variable Insurance Products, AIM Variable Insurance Funds, LAZARD Retirement Series, MFS Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and VAN ECK Worldwide Insurance Trust. The American National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation…The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles.

Investments…Investments in shares of the separate investment portfolios are stated at fair value. In accordance with the definitions provided under GAAP, the determination of fair value is based on a three-tier hierarchy as follows:

•	Level 1 fair values are determined through unadjusted quoted prices from active markets for identical assets.

•	Level 2 fair values are determined through quoted prices for similar assets that are observable from market data or can be corroborated through observed market data.

•	Level 3 fair values are determined through valuation techniques that use inputs that are both unobservable and significant to the overall market value.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price.
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes…The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders’ are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates…The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

Risks and Uncertainties…Recent market conditions have resulted in an unusually high degree of volatility and increased the risks and short term liquidity associated with certain investments held by the Separate Account which could impact the value of investments after the date of these financial statements. There has been a negative return on the majority of the Separate Account’s assets through December 31, 2008.

It is reasonably possible that subsequent changes in fair value of investments may vary materially in the near term.

(2)     SECURITY PURCHASES AND SALES

For the year ended December 31, 2008, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

	Purchases	Sales
Alger Small Cap	$ 458	779
Alger Growth	421	365
Alger Income & Growth	414	546
Alger Balanced	1,133	582
Alger MidCap Growth	2,092	808
Alger Capital Appreciation	1,056	1,013
Federated Capital Income	198	110
Federated U.S. Gov’t Securities	722	270
Federated High Income Bond-Prim. Sh.	995	632
Federated MidCap Growth Strategies	551	620
Federated Equity Income	125	291
Federated Quality Bond-Prim. Sh.	408	137
Federated Kaufmann-Prim. Sh.	331	194
Fidelity Growth & Income	12	8
Fidelity Equity Income	71	296
Fidelity Growth	44	349
Fidelity High Income	9	26
Fidelity Money Market	36	209
Fidelity Overseas	129	174
Fidelity Investment Grade Bond	292	24
Fidelity Asset Manager	75	225
Fidelity Index 500	196	1,065
Fidelity Contrafund	436	685
Fidelity Balanced	142	203
Fidelity Growth Opportunities	31	142
Fidelity Mid Cap	247	117
Fidelity Aggressive Growth II	303	428
Fidelity Asset Manager Growth II	27	103
Fidelity Contrafund II	2,266	1,428
Fidelity Index 500 II	1,601	1,775
Fidelity Growth Opportunities II	442	555
Fidelity Mid Cap II	2,898	1,584
Fidelity Equity Income II	297	220
Fidelity Investment Grade Bond II	601	386
Fidelity Growth & Income II	313	172
Fidelity Value II	166	139
Fidelity Value Strategies II	318	295
Fidelity Value Leaders II	205	220
AIM Dynamics	68	105
AIM Global Health Care	325	225
AIM Technology	178	295
AIM Global Real Estate	1,204	1,085
AIM Utilities	1,048	917
AIM Financial Services	206	165
AIM Small Cap Equity	151	206

	Purchases	Sales
MFS Growth	303	536
MFS Core Equity	64	586
MFS Research	108	481
MFS Investors Trust	362	839
Van Eck Hard Assets	81	101
Van Eck Emerging Markets	282	115
AN Growth	773	555
AN Equity Income	741	1,625
AN Balanced	450	1,243
AN Money Market	18,457	6,782
AN Government Bond	2,646	5,830
AN High Yield Bond	518	1,288
AN Small-Cap/Mid-Cap	100	569
AN International Stock	169	916
T. Rowe Price Equity Income	2,426	2,417
T. Rowe Price International Stock	1,870	1,380
T. Rowe Price Limited–Term Bond	1,703	1,257
T. Rowe Price Mid-Cap Growth	1,102	1,815
Lazard Retirement Small Cap	4	97
Lazard Emerging Markets	65	90
TOTALS	$55,465	$48,695

(3)     POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges…Mortality risk and expense risk charges were assessed daily against the Separate Account’s net asset value. This fee was assessed during 2008 on policies in both the accumulation period and the annuity period, and varied by product as follows:

Wealthquest II Variable Annuity	1.15%
Investrac Gold Variable Annuity	1.25%
Investrac Gold Group Unallocated	0.85%
Group Unallocated Variable Annuity	1.25%
Wealthquest III Variable Annuity	1.10% (with No Riders, accumulation period)
Wealthquest III Variable Annuity	1.15% (with No Riders, annuity period)
Wealthquest III Variable Annuity	1.20% (with Minimum Guaran. Death Benefit Rider, 6 year Ratchet)
Wealthquest III Variable Annuity	1.30% (3% Guaranteed Death Benefit Rider)
Wealthquest III Variable Annuity	1.45% (5% Guaranteed Death Benefit Rider)

Effective May 1, 2003, the mortality risk and expense risk charge assessed daily against the Separate Account’s net asset value for the Group Unallocated Variable Annuity changed to 0.35% plus a monthly administration fee based on total contract value as follows:

$0 – 500,000	0.90%
$500,001 – 1,000,000	0.70%
$1,000,001 – 3,000,000	0.50%
$3,000,001 – 5,000,000	0.25%
$5,000,001 and above	0%

Monthly Administrative Charges... American National’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $25 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders’ accounts.

Surrender Charge... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge... A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges... Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging from zero to 3.5%. American National’s current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4)     FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders’ account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.
The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Alger Small Cap Growth:

2008	2,663	$0.55 to 0.62	1,614	1.41	1.20 to 1.55	-47.43 to -46.79
2007	3,082	1.03 to 1.17	3,519	—	1.20 to 1.55	15.43 to 16.93
2006	2,660	0.89 to 1.00	2,600	—	1.20 to 1.55	18.18 to 19.48
2005	1,547	0.75 to 0.83	1,273	—	1.20 to 1.55	15.08 to 16.32
2004	868	0.65 to 0.72	618	—	1.20 to 1.55	14.77 to 16.16

Alger Growth:

2008	3,027	0.48 to 0.52	1,527	0.24	1.20 to 1.55	-46.99 to -46.34
2007	3,007	0.90 to 0.96	2,836	0.93	1.20 to 1.55	18.09 to 19.52
2006	3,133	0.76 to 0.80	2,484	0.13	1.20 to 1.55	3.54 to 4.72
2005	3,868	0.73 to 0.77	2,932	0.22	1.20 to 1.55	10.31 to 11.81
2004	3,381	0.67 to 0.69	2,299	—	1.20 to 1.55	3.87 to 5.13

Alger Income & Growth:

2008	1,622	0.52 to 0.56	890	2.00	1.20 to 1.55	-40.40 to -39.68
2007	1,796	0.87 to 0.93	1,632	1.59	1.20 to 1.55	8.43 to 9.76
2006	1,518	0.80 to 0.85	1,261	1.22	1.20 to 1.55	7.64 to 8.84
2005	1,726	0.74 to 0.78	1,322	1.06	1.20 to 1.55	1.85 to 3.08
2004	1,664	0.72 to 0.76	1,236	0.50	1.20 to 1.55	6.18 to 7.47

Alger Balanced:

2008	3,154	0.77 to 0.83	2,547	15.79	1.20 to 1.55	-32.81 to -32.00
2007	3,113	1.14 to 1.22	3,700	13.40	1.20 to 1.55	10.63 to 11.98
2006	3,121	1.03 to 1.09	3,327	6.37	1.20 to 1.55	3.12 to 4.36
2005	3,151	1.00 to 1.04	3,235	1.66	1.20 to 1.55	6.75 to 8.04
2004	2,821	0.94 to 0.97	2,686	1.03	1.20 to 1.55	2.95 to 4.20

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Alger MidCap Growth:

2008	2,915	0.61 to 0.66	1,884	37.10	1.20 to 1.55	-59.00 to -58.50
2007	2,812	1.50 to 1.60	4.411	30.61	1.20 to 1.55	29.72 to 31.10
2006	2,464	1.16 to 1.22	2,957	13.33	1.20 to 1.55	8.46 to 9.73
2005	2,113	1.06 to 1.11	2,322	3.70	1.20 to 1.55	8.14 to 9.41
2004	1,832	0.98 to 1.02	1,841	—	1.20 to 1.55	11.30 to 12.65

Alger Capital Appreciation:

2008	2,970	0.54 to 0.61	1,775	—	1.20 to 1.55	-45.98 to -45.33
2007	2,910	0.99 to 1.13	3,187	—	1.20 to 1.55	31.47 to 33.07
2006	1,545	0.75 to 0.85	1,283	—	1.20 to 1.55	17.44 to 18.85
2005	1,177	0.64 to 0.71	821	—	1.20 to 1.55	12.69 to 13.97
2004	1,046	0.56 to 0.62	640	—	1.20 to 1.55	6.52 to 7.81

Federated Capital Income:

2008	612	0.75 to 0.81	489	5.63	1.20 to 1.55	-21.61 to -20.66
2007	548	0.96 to 1.02	550	4.82	1.20 to 1.55	2.43 to 3.67
2006	550	0.93 to 0.99	534	5.30	1.20 to 1.55	13.87 to 15.44
2005	572	0.82 to 0.86	482	4.87	1.20 to 1.55	4.58 to 5.73
2004	694	0.78 to 0.81	555	4.18	1.20 to 1.55	8.23 to 9.54

Federated U.S. Government Securities:

2008	916	1.11 to 1.50	1,151	3.91	1.20 to 1.55	2.93 to 3.91
2007	516	1.09 to 1.43	695	4.40	1.20 to 1.55	4.91 to 5.91
2006	535	1.03 to 1.39	726	4.26	1.20 to 1.55	2.55 to 3.77
2005	617	1.00 to 1.35	829	3.61	1.20 to 1.55	0.35 to 0.92
2004	702	1.34	939	4.71	1.25	2.32

Federated High Income Bond-Prim. Sh.:

2008	2,642	0.98 to 1.06	2,726	10.44	1.20 to 1.55	-27.14 to -26.25
2007	2,623	1.34 to 1.43	3,674	7.63	1.20 to 1.55	1.83 to 3.06
2006	2,308	1.32 to 1.39	3,142	8.42	1.20 to 1.55	9.11 to 10.49
2005	2,458	1.21 to 1.26	3,033	7.76	1.20 to 1.55	1.08 to 2.23
2004	2,174	1.19 to 1.23	2,630	7.30	1.20 to 1.55	8.76 to 10.07

Federated MidCap Growth Strategies:

2008	934	0.56 to 0.95	644	28.30	1.20 to 1.55	-44.37 to -43.69
2007	1,187	1.01 to 1.70	1,561	—	1.20 to 1.55	16.19 to 17.60
2006	1,212	0.87 to 1.46	1,425	—	1.20 to 1.55	6.58 to 7.63
2005	1,137	0.81 to 1.36	1,300	—	1.20 to 1.55	10.97 to 12.54
2004	1,256	0.73 to 1.22	1,341	—	1.20 to 1.55	13.65 to 15.03

Federated Equity Income:

2008	754	0.71 to 0.98	585	3.62	1.20 to 1.55	-31.52 to -30.69
2007	919	1.04 to 1.43	1,063	2.67	1.20 to 1.55	0.47 to 1.69
2006	866	1.03 to 1.42	1,026	2.15	1.20 to 1.55	21.25 to 22.71
2005	1,013	0.85 to 1.16	999	2.42	1.20 to 1.55	1.75 to 2.97
2004	952	0.84 to 1.14	913	1.81	1.20 to 1.55	11.10 to 12.45

Federated Quality Bond-Prim. Sh.:

2008	592	0.98 to 1.02	593	5.43	1.20 to 1.55	-8.72 to -7.61
2007	367	1.07 to 1.10	398	3.57	1.20 to 1.55	3.75 to 5.55
2006	157	1.03 to 1.05	163	2.93	1.20 to 1.55	2.56 to 3.26
2005[4]	40	1.00 to 1.01	40	—	1.20 to 1.55	0.39 to 1.20

Federated Kaufmann-Prim. Sh.:

2008	511	0.92 to 0.97	490	12.03	1.20 to 1.55	-42.69 to -42.00
2007	472	1.61 to 1.66	781	4.36	1.20 to 1.55	19.17 to 20.23
2006	242	1.35 to 1.38	333	1.41	1.20 to 1.55	13.12 to 14.84
2005[4]	13	1.20 to 1.21	16	—	1.20 to 1.55	19.83 to 20.52

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Fidelity Growth & Income:

2008	63	0.68	43	12.37	1.40	-42.52
2007	65	1.19	77	6.08	1.40	10.56
2006	73	1.08	79	3.98	1.40	11.61
2005	65	0.97	62	1.58	1.40	6.14
2004	63	0.91	58	0.86	1.40	4.23

Fidelity Equity Income:

2008	426	1.75	745	2.45	1.40	-43.46
2007	527	3.10	1,631	9.45	1.40	0.11
2006	622	3.09	1,922	14.90	1.40	18.53
2005	750	2.61	1,955	5.28	1.40	4.39
2004	870	2.50	2,173	1.92	0.95 to 1.40	9.97 to 10.14

Fidelity Growth:

2008	502	1.62	811	0.77	1.40	-47.91
2007	617	3.10	1,914	0.90	1.40	25.19
2006	710	2.48	1,758	0.42	1.40	5.37
2005	879	2.35	2,065	0.53	1.40	4.33
2004	1,117	2.25	2,514	0.28	0.95 to 1.40	1.94 to 2.09

Fidelity High Income:

2008	43	1.19	51	8.08	0.95 to 1.40	-26.03
2007	57	1.62	92	7.90	0.95 to 1.40	1.35
2006	78	1.60	125	6.22	0.95 to 1.40	9.35 to 9.86
2005	121	1.46	176	14.82	0.95 to 1.40	1.43 to 1.60
2004	152	1.44	219	7.73	0.95 to 1.40	8.07 to 8.23
Fidelity Money Market:

2008	285	1.45	412	3.34	1.40	1.59
2007	411	1.42	584	5.54	1.40	3.74
2006	205	1.37	281	4.88	1.40	3.40
2005	252	1.33	334	2.93	1.40	1.61
2004	279	1.31	364	1.13	0.95 to 1.40	-0.20 to -0.05

Fidelity Overseas:

2008	334	1.36	453	11.46	0.95 to 1.40	-44.59
2007	402	2.45	985	9.96	0.95 to 1.40	15.67
2006	450	2.12 to 2.13	953	1.43	0.95 to 1.40	16.45 to 16.62
2005	404	1.82 to 1.83	734	1.02	0.95 to 1.40	17.39 to 17.57
2004	410	1.55	635	1.18	0.95 to 1.40	12.05 to 12.22

Fidelity Investment Grade Bond:

2008	195	1.84	359	1.92	1.40	-4.60
2007	56	1.93	108	5.09	1.40	2.89
2006	87	1.89	164	4.63	1.40	2.91
2005	185	1.82	336	6.23	1.40	0.77
2004	215	1.81	389	7.72	0.95 to 1.40	3.00 to 3.15

Fidelity Asset Manager:

2008	254	1.07 to 1.60	307	14.57	1.25 to 1.40	-29.71 to -29.61
2007	383	1.52 to 2.28	668	9.11	1.25 to 1.40	13.89 to 14.06
2006	502	1.33 to 2.00	784	2.81	1.25 to 1.40	5.83 to 5.88
2005	642	1.26 to 1.89	947	2.74	1.25 to 1.40	2.60 to 3.03
2004	759	1.22 to 1.84	1,096	2.74	1.25 to 1.40	4.00 to 4.16

Fidelity Index 500:

2008	2,373	0.95 to 2.03	3,066	3.19	0.95 to 1.40	-37.88 to -37.78
2007	2,963	1.52 to 3.27	6,047	3.51	0.95 to 1.40	3.97 to 4.12
2006	3,922	1.46 to 3.14	7,517	1.80	0.95 to 1.40	14.13 to 14.30
2005	4,871	1.28 to 2.75	8,193	1.80	0.95 to 1.40	3.37 to 3.50
2004	5,892	1.24 to 2.66	9,422	1.31	0.95 to 1.40	9.07 to 9.24

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Fidelity Contrafund:

2008	2,002	1.28 to 2.24	3,325	3.98	0.95 to 1.40	-43.32 to -43.23
2007	2,224	2.26 to 3.95	6,328	24.35	0.95 to 1.40	15.95 to 16.14
2006	2,793	1.94 to 3.42	6,739	9.08	0.95 to 1.40	10.17 to 10.34
2005	3,388	1.76 to 3.10	7,235	0.30	0.95 to 1.40	15.31 to 15.49
2004	3,525	1.52 to 2.69	6,429	0.33	0.95 to 1.40	13.87 to 14.04

Fidelity Asset Manager Growth:

2008	544	0.89 to 1.31	560	2.02	0.95 to 1.40	-36.71 to -36.61
2007	603	1.41 to 2.08	974	4.24	0.95 to 1.40	17.30 to 17.32
2006	640	1.20 to 1.77	869	2.01	0.95 to 1.40	5.51 to 5.79
2005	713	1.14 to 1.68	911	2.28	0.95 to 1.40	2.45 to 2.63
2004	800	1.11 to 1.64	992	2.39	0.95 to 1.40	4.51 to 4.66

Fidelity Balanced:

2008	73	0.80	59	2.74	1.40	-34.88
2007	129	1.23	159	6.82	1.40	7.52
2006	109	1.14	125	3.49	1.40	10.16
2005	53	1.04	55	1.49	1.40	4.29
2004	21	0.99	21	4.88	1.40	4.00

Fidelity Growth Opportunities:

2008	632	0.43 to 0.57	356	0.38	1.25 to 1.40	-55.65 to -55.58
2007	747	0.96 to 1.28	946	—	1.25 to 1.40	21.46 to 21.65
2006	883	0.79 to 1.05	920	0.77	1.25 to 1.40	4.00 to 4.15
2005	1,185	0.76 to 1.01	1,188	0.88	1.25 to 1.40	7.38 to 7.54
2004	1,511	0.71 to 0.94	1,405	0.56	1.25 to 1.40	5.70 to 5.86

Fidelity Mid Cap:

2008	271	2.02	547	17.28	1.40	-40.29
2007	251	3.38	849	9.69	1.40	14.01
2006	385	2.97	1,142	12.37	1.40	11.14
2005	351	2.67	938	1.65	1.40	16.66
2004	402	2.29	919	—	1.40	23.18

Fidelity Aggressive Growth II:

2008	1,204	0.57 to 0.61	729	0.20	1.20 to 1.55	-49.57 to -49.08
2007	1,293	1.15to 1.20	1,545	10.34	1.20 to 1.55	15.79 to 16.91
2006	1,057	0.99 to 1.03	1,083	5.20	1.20 to 1.55	6.64 to 7.92
2005	967	0.93 to 0.95	920	3.38	1.20 to 1.55	6.35 to 7.36
2004	765	0.87 to 0.89	678	—	1.20 to 1.55	8.27 to 9.58

Fidelity Asset Manager II:

2008	4	0.90	4	13.46	1.20 to 1.55	-29.16
2007	4	1.27	5	8.45	1.20 to 1.55	14.77
2006	4	1.11	5	2.52	1.20 to 1.55	6.76
2005	4	1.04	5	2.39	1.20 to 1.55	3.42
2004	5	1.00	5	2.47	1.20 to 1.55	3.56 to 4.81

Fidelity Contrafund II:

2008	7,627	0.86 to 0.93	6,960	3.86	1.20 to 1.55	-43.58 to -42.89
2007	7,242	1.53 to 1.63	11,613	28.90	1.20 to 1.55	15.49 to 16.89
2006	6,163	1.32 to 1.40	8,496	10.08	1.20 to 1.55	9.73 to 11.04
2005	5,073	1.20 to 1.26	6,308	0.12	1.20 to 1.55	14.85 to 16.21
2004	3,400	1.05 to 1.08	3,647	0.17	1.20 to 1.55	13.38 to 14.76

Fidelity Index 500 II:

2008	7,398	0.62 to 0.67	4,852	3.15	1.20 to 1.55	-38.13 to -37.38
2007	7,816	1.00 to 1.07	8,222	3.27	1.20 to 1.55	3.56 to 4.79
2006	7,358	0.97 to 1.02	7,433	1.31	1.20 to 1.55	13.67 to 15.06
2005	6,087	0.85 to 0.89	5,368	1.46	1.20 to 1.55	2.95 to 4.19
2004	5,311	0.83 to 0.85	4,506	1.00	1.20 to 1.55	8.64 to 9.96
	At December 31		For the year ended December 31,
	Units	Unit FairValue	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Fidelity Growth Opportunities II:

2008	1,603	0.45 to 0.49	768	0.13	1.20 to 1.55	-55.83 to -55.29
2007	1,707	1.02 to 1.09	1,831	—	1.20 to 1.55	21.01 to 22.47
2006	1,255	0.84 to 0.89	1,104	0.42	1.20 to 1.55	3.51 to 4.75
2005	1,081	0.81 to 0.85	910	0.57	1.20 to 1.55	6.66 to 8.30
2004	648	0.77 to 0.78	508	0.26	1.20 to 1.55	5.24 to 6.52

Fidelity Mid Cap II:

2008	4,283	1.33 to 1.43	5,992	17.74	1.20 to 1.55	-40.54 to -39.82
2007	4,301	2.23 to 2.38	10,030	8.82	1.20 to 1.55	13.55 to 14.90
2006	3,767	1.97 to 2.07	7,678	11.70	1.20 to 1.55	10.68 to 12.01
2005	3,393	1.78 to 1.85	6,188	1.35	1.20 to 1.55	16.20 to 17.64
2004	2,460	1.53 to 1.57	3,830	—	1.20 to 1.55	22.73 to 24.22

Fidelity Equity Income II:

2008	748	0.72 to 0.76	553	2.62	1.20 to 1.55	-43.70 to -43.01
2007	697	1.29 to 1.33	910	12.75	1.20 to 1.55	-0.29 to 0.74
2006	322	1.29 to 1.32	420	15.15	1.20 to 1.55	18.09 to 19.72
2005[4]	37	1.09 to 1.10	41	—	1.20 to 1.55	9.46 to 10.09

Fidelity Investment Grade Bond II:

2008	765	1.00 to 1.05	793	4.14	1.20 to 1.55	-4.95 to -3.80
2007	596	1.05 to 1.09	642	3.10	1.20 to 1.55	2.48 to 3.72
2006	308	1.03 to 1.05	320	2.51	1.20 to 1.55	2.54 to 3.77
2005[4]	149	1.01	150	—	1.20 to 1.55	0.56 to 1.13

Fidelity Growth & Income II:

2008	498	0.78 to 0.81	398	9.78	1.20 to 1.55	-42.80 to -42.10
2007	455	1.36 to 1.40	631	4.54	1.20 to 1.55	10.13 to 11.46
2006	287	1.23 to 1.25	360	2.27	1.20 to 1.55	11.13 to 12.46
2005[4]	61	1.11 to 1.12	68	—	1.20 to 1.55	10.95 to 11.85

Fidelity Value II:

2008	536	0.65 to 0.68	359	4.33	1.20 to 1.55	-47.43 to -46.79
2007	522	1.24 to 1.28	661	10.18	1.20 to 1.55	0.29 to 1.50
2006	331	1.24 to 1.26	415	1.83	1.20 to 1.55	12.66 to 14.40
2005[4]	97	1.10	107	0.61	1.20 to 1.55	9.75 to 10.00

Fidelity Value Strategies II:

2008	576	0.66 to 0.69	392	23.61	1.20 to 1.55	-52.04 to -51.46
2007	667	1.39 to 1.43	938	7.28	1.20 to 1.55	3.81 to 5.07
2006	249	1.34 to 1.36	336	1.20	1.20 to 1.55	14.23 to 15.61
2005[4]	9	1.18	10	—	1.55	17.84

Fidelity Value Leaders II:

2008	347	0.71 to 0.74	254	1.46	1.20 to 1.55	-45.54 to -44.96
2007	375	1.31 to 1.35	502	12.22	1.20 to 1.55	2.76 to 3.85
2006	249	1.27 to 1.30	322	4.69	1.20 to 1.55	13.11 to 14.46
2005[4]	20	1.13	23	0.87	1.20 to 1.55	12.52 to 13.16

AIM Dynamics:

2008	185	0.58 to 0.62	114	—	1.20 to 1.55	-48.88 to -48.26
2007	206	1.13 to 1.21	245	—	1.20 to 1.55	10.45 to 11.79
2006	142	1.03 to 1.08	151	—	1.20 to 1.55	14.34 to 15.71
2005	114	0.91 to 0.93	105	—	1.20 to 1.55	9.29 to 10.33
2004	110	0.83 to 0.85	92	—	1.20 to 1.55	11.59 to 12.94

AIM Global Health Care:

2008	630	0.86 to 0.93	583	20.70	1.20 to 1.55	-29.72 to -28.87
2007	677	1.23 to 1.31	881	—	1.20 to 1.55	10.13 to 11.46
2006	660	1.12 to 1.18	770	—	1.20 to 1.55	3.62 to 4.87
2005	722	1.08 to 1.12	803	—	1.20 to 1.55	6.49 to 7.77
2004	579	1.01 to 1.04	599	—	1.20 to 1.55	5.91 to 7.19

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

AIM Technology:

2008	1,100	0.35 to 0.37	404	—	1.20 to 1.55	-45.22 to -44.70
2007	1,331	0.64 to 0.67	888	—	1.20 to 1.55	6.31 to 7.23
2006	1,192	0.60 to .063	742	—	1.20 to 1.55	8.79 to 10.20
2005	1,156	0.55 to 0.57	654	—	1.20 to 1.55	0.85 to 1.82
2004	1,065	0.55 to 0.56	593	—	1.20 to 1.55	3.02 to 4.27

AIM Global Real Estate:

2008	1,054	1.58 to 1.70	1,764	14.80	1.20 to 1.55	-45.50 to -44.84
2007	1,187	2.90 to 3.09	3,616	18.71	1.20 to 1.55	-7.00 to -5.88
2006	1,445	3.12 to 3.28	4,683	4.53	1.20 to 1.55	40.42 to 42.12
2005	1,131	2.22 to 2.31	2,594	3.99	1.20 to 1.55	12.48 to 13.79
2004	1,032	1.97 to 2.03	2,082	2.94	1.20 to 1.55	34.48 to 36.10

AIM Utilities:

2008	1,858	0.88 to 0.95	1,726	13.11	1.20 to 1.55	-33.40 to -32.59
2007	2,026	1.32 to 1.41	2.791	7.96	1.20 to 1.55	18.78 to 20.22
2006	1,521	1.11 to 1.17	1,753	5.02	1.20 to 1.55	23.54 to 24.81
2005	1,199	0.90 to 0.94	1,108	3.94	1.20 to 1.55	15.04 to 16.63
2004	263	0.79 to 0.81	212	1.92	1.20 to 1.55	21.65 to 23.12

AIM Financial Services:

2008	379	0.41 to 0.43	162	10.68	1.20 to 1.55	-59.97 to -59.58
2007	375	1.02 to 1.07	397	8.36	1.20 to 1.55	-23.23 to -22.49
2006	408	1.33 to 1.38	560	1.87	1.20 to 1.55	14.66 to 16.04
2005	329	1.15 to 1.19	389	1.39	1.20 to 1.55	4.54 to 5.54
2004	288	1.10 to 1.12	323	0.69	1.20 to 1.55	7.00 to 8.30

AIM Small Cap Equity:

2008	810	0.74 to 0.78	628	0.33	1.20 to 1.55	-32.20 to -31.55
2007[5]	865	1.09 to 1.14	980	5.72	1.20 to 1.55	9.84 to 14.30

MFS Growth:

2008	2,120	0.43 to 0.96	1,226	0.25	1.20 to 1.55	-38.38 to -37.64
2007	2,300	0.70 to 1.55	2,293	—	1.20 to 1.55	19.30 to 20.75
2006	2,479	0.59 to 1.30	2,206	—	1.20 to 1.55	6.24 to 7.52
2005	2,713	0.55 to 1.22	2,511	—	1.20 to 1.55	7.51 to 8.81
2004	2,882	0.51 to 1.13	2,611	—	1.20 to 1.55	11.22 to 12.57

MFS Core Equity:

2008	755	0.48 to 0.86	473	0.73	1.20 to 1.55	-40.10 to -39.37
2007	1,253	0.80 to 1.43	1,376	0.87	1.20 to 1.55	9.43 to 10.76
2006	1,304	0.73 to 1.31	1,360	0.42	1.20 to 1.55	12.06 to 13.41
2005	1,554	0.65 to 1.16	1,511	0.74	1.20 to 1.55	0.12 to 1.33
2004	1,665	0.65 to 1.16	1,649	0.36	1.20 to 1.55	10.73 to 12.07

MFS Research:

2008	682	0.58 to 0.81	487	0.53	1.20 to 1.55	-37.07 to -36.31
2007	1,021	0.93 to 1.28	1,190	2.69	1.20 to 1.55	11.45 to 12.81
2006	1,346	0.83 to 1.15	1,431	0.51	1.20 to 1.55	8.79 to 10.09
2005	1,625	0.76 to 1.05	1,597	0.47	1.20 to 1.55	6.14 to 7.42
2004	1,739	0.72 to 0.99	1,623	1.07	1.20 to 1.55	14.06 to 15.44

MFS Investors Trust:

2008	829	0.71 to 0.80	634	8.11	1.20 to 1.55	-34.11 to -33.31
2007	1,371	1.08 to 1.22	1,600	2.97	1.20 to 1.55	8.60 to 9.92
2006	1,858	1.00 to 1.12	1,992	0.48	1.20 to 1.55	11.27 to 12.60
2005	2,111	0.90 to 1.00	2,031	0.54	1.20 to 1.55	5.66 to 6.94
2004	2,187	0.85 to 0.95	1,992	0.61	1.20 to 1.55	9.64 to 10.97

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

Van Eck Hard Assets:

2008	38	1.95	74	16.59	1.25	-46.80
2007	48	3.68	177	15.03	1.25	43.54
2006	92	2.56	235	5.30	1.25	22.95
2005	79	2.08	164	0.16	1.25	49.79
2004	32	1.39	45	—	1.25	22.43

Van Eck Emerging Markets:

2008	198	1.16	231	51.84	1.25	-65.22
2007	218	3.35	729	18.03	1.25	35.90
2006	284	2.46	700	10.57	1.25	33.77
2005	373	1.79	668	0.80	1.25	30.36
2004	443	1.37	607	0.54	1.25	24.32

AN Growth:

2008	2,507	0.55 to 1.26	1,951	1.35	0.95 to 1.55	-38.02 to -37.37
2007	1,863	0.88 to 2.03	2,584	5.59	0.95 to 1.55	3.90 to 5.00
2006	2,093	0.85 to1.96	2,797	4.67	0.95 to 1.55	11.36 to 12.70
2005	2,446	0.76 to 1.76	2,959	1.04	0.95 to 1.55	1.73 to 2.77
2004	2,850	0.75 to 1.73	3,499	1.20	0.95 to 1.55	5.80 to 7.08

AN Equity Income:

2008	2,963	0.81 to 2.02	3,593	4.14	0.95 to 1.55	-30.91 to -30.08
2007	3,620	1.17 to 2.93	6,373	8.20	0.95 to 1.55	-0.91 to 0.29
2006	4,259	1.18 to 2.97	7,675	6.92	0.95 to 1.55	16.49 to 17.89
2005	5,467	1.01 to 2.54	8,734	3.68	0.95 to 1.55	0.71 to 1.92
2004	6,139	1.00 to 2.51	9,939	1.70	0.95 to 1.55	7.63 to 8.93

AN Balanced:

2008	2,449	0.89 to 1.69	2,535	2.40	0.95 to 1.55	-24.19 to -23.28
2007	3,125	1.17 to 2.23	4,288	4.25	0.95 to 1.55	3.20 to 4.45
2006	3,256	1.14 to 2.17	4,432	3.87	0.95 to 1.55	9.67 to 10.98
2005	3,394	1.04 to 1.97	4,255	3.82	0.95 to 1.55	-1.08 to 0.11
2004	3,401	1.05 to 1.99	4,397	3.26	0.95 to 1.55	4.40 to 5.66

AN Money Market:

2008	19,328	1.07 to 1.31	22,235	1.11	1.20 to 1.55	-0.06 to 1.15
2007	9,199	1.08 to 1.30	10,561	21.06	1.20 to 1.55	2.93 to 4.16
2006	8,207	1.04 to 1.27	9,050	4.17	1.20 to 1.55	2.82 to 4.06
2005	8,425	1.02 to 1.23	8,950	2.65	1.20 to 1.55	1.03 to 2.28
2004	6,072	1.00 to 1.21	6,369	0.74	1.20 to 1.55	-0.78 to -0.43
AN Government Bond: 2007	2,407	1.26 to 1.37	3,209	8.00	1.20 to 1.55	5.66 to 6.98
2006	2,118	1.19 to 1.28	2,642	4.01	1.20 to 1.55	1.73 to 2.91
2005	2,321	1.17 to 1.24	2,829	3.60	1.20 to 1.55	0.71 to 1.92
2004	1,794	1.16 to 1.22	2,155	2.74	1.20 to 1.55	0.16 to 1.37

AN High Yield Bond:

2007	867	1.22 to 1.31	1,104	9.68	1.20 to 1.55	-0.15 to 1.06
2006	937	1.22 to 1.29	1,186	5.92	1.20 to 1.55	5.87 to 7.14
2005	992	1.16 to 1.21	1,176	6.04	1.20 to 1.55	-3.85 to -2.69
2004	776	1.20 to 1.24	951	6.67	1.20 to 1.55	9.89 to 11.22

AN Small-Cap/Mid-Cap:

2007	2,569	0.34 to 0.38	964	—	1.20 to 1.55	27.24 to 28.59
2006	3,012	0.27 to 0.30	881	—	1.20 to 1.55	13.05 to 14.40
2005	2,801	0.24 to 0.26	716	—	1.20 to 1.55	2.40 to 3.50
2004	3,038	0.23 to 0.25	737	—	1.20 to 1.55	6.67 to 7.96

AN International Stock:

2007	1,126	1.03 to 1.34	1,264	4.20	1.20 to 1.55	7.75 to 9.10
2006	1,156	0.95 to 1.24	1,206	2.09	1.20 to 1.55	17.89 to 19.26
2005	820	0.81 to 1.05	715	1.56	1.20 to 1.55	5.16 to 7.56
2004	440	0.77 to 0.99	372	0.99	1.20 to 1.55	12.76 to 14.12
	At December 31		For the year ended December 31,
	Units	Unit FairValue	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

T. Rowe Price Equity Income:

2008	6,955	0.98 to 1.16	7,253	5.62	1.20 to 1.55	-37.10 to -36.33
2007	7,284	1.55 to 1.84	12,054	8.06	1.20 to 1.55	1.67 to 2.90
2006	6,607	1.52 to 1.80	10,760	4.40	1.20 to 1.55	17.15 to 18.56
2005	6,526	1.30 to 1.53	9,066	6.52	1.20 to 1.55	2.32 to 3.58
2004	5,776	1.27 to 1.49	7,865	3.99	1.20 to 1.55	13.15 to 14.52

T. Rowe Price International Stock:

2008	7,008	0.57 to 0.83	4,344	6.14	1.20 to 1.55	-49.50 to -48.88
2007	6,910	1.13 to 1.64	8,429	14.85	1.20 to 1.55	11.29 to 12.64
2006	5,076	1.02 to 1.47	5,622	1.66	1.20 to 1.55	17.27 to 18.67
2005	4,177	0.87 to 1.25	3,965	2.14	1.20 to 1.55	14.25 to 15.41
2004	3,091	0.76 to 1.09	2,644	1.29	1.20 to 1.55	12.02 to 13.37

T. Rowe Price Limited–Term Bond:

2008	3,302	1.24 to 1.40	4,355	4.09	1.20 to 1.55	-0.02 to 1.19
2007	3,065	1.24 to 1.39	4,026	4.41	1.20 to 1.55	3.85 to 5.11
2006	2,577	1.20 to 1.34	3,237	4.06	1.20 to 1.55	2.49 to 3.72
2005	2,394	1.16 to 1.30	2,925	3.59	1.20 to 1.55	0.18 to 1.47
2004	1,789	1.16 to 1.29	2,185	3.24	1.20 to 1.55	-0.47 to 0.73

T. Rowe Price Mid-Cap Growth:

2008	2,131	0.98 to 1.58	2,484	4.97	1.20 to 1.55	-40.69 to -39.97
2007	2,628	1.65 to 2.65	5,241	11.03	1.20 to 1.55	15.70 to 17.09
2006	2,931	1.43 to 2.28	5,058	12.15	1.20 to 1.55	5.01 to 6.31
2005	3,156	1.36 to 2.17	5,278	5.64	1.20 to 1.55	12.97 to 14.21
2004	3,305	1.20 to 1.91	4,946	—	1.20 to 1.55	16.52 to 17.93

Lazard Retirement Small Cap:

2008	155	1.19	185	—	1.25	-37.27
2007	215	1.90	407	35.13	1.25	-8.63
2006	279	2.07	578	7.15	1.25	14.63
2005	472	1.81	852	7.08	1.25	2.70
2004	556	1.76	977	—	1.25	13.46

Lazard Retirement Emerging Markets:

2008	131	1.85	242	9.09	1.25	-49.36
2007	150	3.65	549	13.66	1.25	31.64
2006	255	2.77	709	7.29	1.25	28.34
2005	233	2.16	504	3.47	1.25	39.03
2004	237	1.55	369	0.72	1.25	28.96

1 These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

2 These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

3 These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account.

4 Period from May 1, 2005 (fund commencement) to December 31, 2005.

5 Period from April 30, 2007 (fund commencement) to December 31, 2007.

(5)     UNIT CHANGES

The changes in units outstanding for the year ended December 31, 2008 were as follows:

MFS Research	MFS Invest Trust	Van Eck Hard Assets
Number of units, December 31, 2006	1,346,232	1,857,767	91,745
Units purchased	94,931	131,757	40,541
Units redeemed	(419,877)	(618,480)	(84,070)
Number of units, December 31, 2007	1,021,286	1,371,044	48,216
Units purchased	134,812	264,413	16,647
Units redeemed	(473,866)	(806,777)	(27,271)
Number of units, December 31, 2008	**682,232**	**828,680**	**37,592**

	Van Eck Emerg Mkts	AN Growth	AN Equity Inc
Number of units, December 31, 2006	283,942	2,093,146	4,259,283
Units purchased	13,642	121,481	445,244
Units redeemed	(79,882)	(351,789)	(1,084,930)
Number of units, December 31, 2007	217,702	1,862,838	3,619,597
Units purchased	23,575	1,168,550	370,772
Units redeemed	(42,961)	(524,822)	(1,027,726)
Number of units, December 31, 2008	**198,316**	**2,506,566**	**2,962,643**

	AN Balanced	AN Money Mkt	AN Gov't Bond
Number of units, December 31, 2006	3,256,004	8,207,416	2,117,467
Units purchased	461,956	12,536,134	856,609
Units redeemed	(592,836)	(11,544,165)	(566,893)
Number of units, December 31, 2007	3,125,124	9,199,385	2,407,183
Units purchased	320,108	16,047,305	1,797,726
Units redeemed	(996,726)	(5,918,744)	(4,204,909)
Number of units, December 31, 2008	**2,448,506**	**19,327,946**	-

	AN High Yield	AN Sm/Mid Cap	AN Int'l Stock
Number of units, December 31, 2006	937,070	3,012,346	1,155,570
Units purchased	123,470	531,295	442,998
Units redeemed	(193,269)	(974,530)	(472,147)
Number of units, December 31, 2007	867,271	2,569,111	1,126,421
Units purchased	258,506	382,620	164,839
Units redeemed	(1,125,777)	(2,951,731)	(1,291,260)
Number of units, December 31, 2008	-	-	-

	T. Rowe Equity Inc	T. Rowe Int'l Stock	T. Rowe Ltd Term Bd
Number of units, December 31, 2006	6,606,746	5,075,787	2,576,966
Units purchased	2,195,297	2,647,218	1,024,029
Units redeemed	(1,518,468)	(812,968)	(536,162)
Number of units, December 31, 2007	7,283,575	6,910,037	3,064,833
Units purchased	1,380,979	1,600,349	1,168,918
Units redeemed	(1,710,038)	(1,502,226)	(931,611)
Number of units, December 31, 2008	**6,954,516**	**7,008,160**	**3,302,140**

	T Rowe Mid Cap Gr	Lazard Retirement Small Cap	Lazard Retirement Emerg Mkts
Number of units, December 31, 2006	2,931,036	279,309	255,448
Units purchased	377,116	11,395	44,555
Units redeemed	(679,822)	(76,147)	(149,687)
Number of units, December 31, 2007	2,628,330	214,557	150,316
Units purchased	558,665	2,326	9,558
Units redeemed	(1,055,602)	(61,406)	(29,128)
Number of units, December 31, 2008	**2,131,393**	**155,477**	**130,746**

independent auditors’ report
To the Stockholders and Board of Directors of
American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (The Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholders’ equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Houston, Texas

March 30, 2009

CONSOLIDATED STATEMENTS OF INCOME

(In thousands, except for per share data)

	2008	2007	2006
PREMIUMS AND OTHER REVENUE
Premiums:
Life	$ 299,338	$ 315,893	$ 327,594
Annuity	116,248	222,748	112,455
Accident and health	290,883	283,765	303,285
Property and casualty	1,182,026	1,177,217	1,234,300
Other policy revenues	174,899	155,230	139,605
Net investment income	796,177	812,969	836,017
Realized gains (losses) on investments	(379,709)	41,027	100,256
Other income	38,779	47,224	51,107
Total revenues	2,518,641	3,056,073	3,104,619
BENEFITS, LOSSES AND EXPENSES
Death and other benefits:
Life	251,992	239,598	248,428
Annuity	157,102	150,318	130,830
Accident and health	220,848	212,692	227,329
Property and casualty	939,854	818,230	881,806
Increase (decrease) in liability for future policy benefits:
Life	44,086	34,152	31,775
Annuity	(14,235)	99,560	4,554
Accident and health	2,207	(2,852)	(10,554)
Interest credited to policy account balances	299,833	295,894	297,551
Commissions for acquiring and servicing policies	475,345	456,537	423,291
Other operating costs and expenses	508,800	465,140	455,937
Decrease (increase) in deferred policy acquisition costs	(67,439)	(60,442)	8,385
Total benefits, losses and expenses	2,818,393	2,708,827	2,699,332
Income (loss) from continuing operations before federal income tax, minority interest and equity in earnings of unconsolidated affiliates	(299,752)	347,246	405,287
Provision (benefit) for federal income taxes:
Current	(34,642)	80,324	119,255
Deferred	(87,388)	25,539	10,584
Minority Interest in income (loss) of consolidated subsidiaries	31	482	(1,300)
Equity in earnings of unconsolidated affiliates	4,965	3,866	4,693
Income (loss) from continuing operations	(172,726)	245,731	278,841
Income (loss) from discontinued operations	18,728	(4,958)	(5,610)
Net income (loss)	$ (153,998)	$ 240,773	$ 273,231
Earnings (loss) per share:
Basic	$ (5.82)	$ 9.09	$ 10.32
Diluted	$ (5.82)	$ 9.04	$ 10.27
Weighted average common shares outstanding	26,479,832	26,479,832	26,479,832
Weighted average common shares outstanding and
dilutive potential common shares	26,617,457	26,638,219	26,612,464
See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (In thousands)
	December 31, 2008	December 31, 2007
ASSETS
Investments, other than investments in unconsolidated affiliates:
Fixed securities:
Bonds held-to-maturity, at amortized cost	$ 6,681,837	$ 6,692,447
Bonds available-for-sale, at market	3,820,837	3,837,988
Preferred stocks, at market	48,822	78,885
Equity securities:
Common stocks, at market	853,530	1,194,982
Mortgage loans on real estate	1,877,053	1,540,081
Policy loans	354,398	346,002
Investment real estate, net of accumulated depreciation of $191,435 and $173,520	528,905	477,458
Short-term investments	295,170	698,262
Other invested assets	85,151	89,791
Total invested assets	14,545,703	14,955,896
Cash	66,096	134,069
Investments in unconsolidated affiliates	154,309	119,856
Accrued investment income	184,801	182,849
Reinsurance ceded receivables	482,846	438,066
Prepaid reinsurance premiums	61,433	66,772
Premiums due and other receivables	325,019	286,600
Deferred policy acquisition costs	1,482,664	1,251,285
Property and equipment, net	92,458	84,403
Current federal income taxes	68,327	3,145
Deferred federal income taxes	195,508	—
Other assets	159,254	156,787
Separate account assets	561,021	781,160
Total assets	$ 18,379,439	$ 18,460,888
LIABILITIES
Policyholder funds:
Future policy benefits:
Life	$ 2,436,001	$ 2,384,818
Annuity	664,136	654,595
Accident and health	96,548	94,072
Policy account balances	8,295,527	7,636,617
Policy and contract claims	1,401,960	1,335,742
Participating policyholder share	149,970	172,206
Other policyholder funds	959,134	977,408
Total policyholder liabilities	14,003,276	13,255,458
Deferred federal income taxes	—	96,104
Liability for retirement benefits	184,124	125,664
Notes payable	111,922	128,799
Other liabilities	376,863	332,380
Minority interests in subsidiaries	8,377	4,539
Separate account liabilities	561,021	781,160
Total liabilities	15,245,583	14,724,104
STOCKHOLDERS’ EQUITY
Common stock, $1.00 par value – Authorized 50,000,000, Issued 30,832,449, Outstanding 26,818,833 shares	30,832	30,832
Additional paid-in capital	7,552	6,080
Accumulated other comprehensive income (loss)	(221,148)	145,972
Retained earnings	3,414,946	3,653,365
Treasury stock, at cost	(98,326)	(99,465)
Total stockholders’ equity	3,133,856	3,736,784
Total liabilities and stockholders’ equity	$ 18,379,439	$ 18,460,888
See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (In thousands, except for per share data)
	2008	2007	2006
Common Stock
Balance at beginning and end of year	$ 30,832	$ 30,832	$ 30,832
Additional paid-in capital
Balance at beginning of year	6,080	4,160	2,212
Issuance of treasury shares as restricted stock	(1,139)	(79)	—
Amortization of restricted stock	2,611	1,999	1,948
Balance at end of year	7,552	6,080	4,160
accumulated other comprehensive income (LOSS)
Balance at beginning of year	145,972	141,869	139,024
Change in unrealized gains on marketable securities, net	(331,828)	268	28,935
Foreign exchange adjustments	(247)	(17)	36
Minimum pension liability adjustment	(35,045)	3,852	8,497
Effect of FAS 158 implementation on pension liability, net of tax	—	—	(34,623)
Balance at end of year	(221,148)	145,972	141,869
retained earnings
Balance at beginning of year	3,653,365	3,498,306	3,305,523
Net income (loss)	(153,998)	240,773	273,231
Cash dividends to common stockholders ($3.08, $3.05 and $3.01 per share)	(82,651)	(81,531)	(80,448)
FIN 48 implementation	—	(4,183)	—
Effect of FAS 158 change in measurement date	(1,770)	—	—
Balance at end of year	3,414,946	3,653,365	3,498,306
treasury stock
Balance at beginning of year	(99,465)	(99,544)	(99,544)
Issuance of restricted stock	1,139	79	—
Balance at end of year	(98,326)	(99,465)	(99,544)
stockholderS’ equity
Balance at end of year	$ 3,133,856	$ 3,736,784	$ 3,575,623
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (In thousands)
	2008	2007	2006
Net income (loss)	$ (153,998)	$ 240,773	$ 273,231
Other comprehensive income (loss):
Change in unrealized gains on marketable securities, net	(331,828)	268	28,935
Foreign exchange adjustments	(247)	(17)	36
Minimum pension liability adjustment	(35,045)	3,852	8,497
Total other comprehensive income (loss)	(367,120)	4,103	37,468
Total comprehensive income (loss)	$ (521,118)	$ 244,876	$ 310,699
See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS (In thousands)
	2008	2007	2006
OPERATING ACTIVITIES
Net income (loss)	$ (153,998)	$ 240,773	$ 273,231
Adjustments to reconcile net income to net cash provided by operating activities:
Realized losses (gains) on investments	379,709	(46,499)	(100,295)
Amortization of discounts and premiums on bonds	16,654	15,619	983
Capitalized interest on policy loans and mortgage loans	3,511	—	—
Depreciation	26,496	35,327	38,146
Interest credited to policy account balances	299,833	295,894	297,551
Charges to policy account balances	(191,238)	(146,555)	(137,802)
Deferred federal income tax (benefit) expense	(87,388)	25,539	10,584
Deferral of policy acquisition costs	(491,342)	(465,362)	(411,141)
Amortization of deferred policy acquisition costs	424,005	405,024	419,642
Equity in earnings of unconsolidated affiliates	(7,639)	(5,947)	(7,220)
Changes in:
Policyholder funds liabilities	88,908	72,663	94,998
Reinsurance ceded receivables	(44,780)	30,549	25,320
Premiums due and other receivables	(38,419)	9,552	(17,082)
Accrued investment income	(1,952)	(8,562)	11,523
Current federal income tax recoverable	(65,182)	—	—
Liability for retirement benefits	6,018	5,963	22,774
Prepaid reinsurance premiums	5,339	9,298	445
Other, net	3,146	(10,363)	(18,164)
Net cash provided by operating activities	171,681	462,913	503,493
INVESTING ACTIVITIES
Proceeds from sales of:
Bonds available-for-sale	104,093	68,004	72,252
Stocks	129,270	277,429	191,001
Real estate	—	84,744	153,101
Mortgage loans	6,794	—	—
Other invested assets	9,896	104,743	94,562
Proceeds from maturity of:
Bonds available-for-sale	249,769	287,559	338,598
Bonds held-to-maturity	528,781	547,416	640,787
Principal payments received on:
Mortgage loans	138,035	223,956	157,474
Policy loans	9,459	5,472	13,085
Purchases of investments:
Bonds available-for-sale	(640,403)	(658,731)	(496,858)
Bonds held-to-maturity	(656,580)	(483,722)	(151,883)
Stocks	(290,979)	(364,352)	(228,292)
Real estate	(78,119)	(46,295)	(2,157)
Mortgage loans	(513,964)	(386,137)	(323,207)
Policy loans	(20,447)	(10,237)	(20,589)
Other invested assets	(21,795)	(50,115)	(22,294)
Decrease (increase) in short-term investments, net	403,092	19,881	(558,578)
Decrease (increase) in investment in unconsolidated affiliates, net	(34,453)	(44,826)	915
Increase in property and equipment, net	(12,890)	(11,459)	(6,752)
Net cash used in investing activities	(690,441)	(436,670)	(148,836)
FINANCING ACTIVITIES
Policyholders’ deposits to policy account balances	1,996,836	1,220,022	1,091,608
Policyholders’ withdrawals from policy account balances	(1,446,521)	(1,250,266)	(1,195,408)
Increase (decrease) in notes payable .	(16,877)	4,724	(14,959)
Dividends to stockholders	(82,651)	(81,531)	(80,448)
Net cash provided by (used in) financing activities	450,787	(107,051)	(199,207)
Net increase (decrease) in cash	(67,973)	(80,808)	155,450
Cash:
Beginning of the year	134,069	214,877	59,427
End of the year	$ 66,096	$ 134,069	$ 214,877
See accompanying notes to consolidated financial statements.

Notes to Consolidated Financial Statements

1.     NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively “American National”) operate primarily in the insurance industry. Operating on a multiple product line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority of revenues are generated by the insurance business. Business is conducted in all states and the District of Columbia, as well as Puerto Rico, Guam and American Samoa. Various distribution systems are utilized, including home service, multiple line, group brokerage, credit, independent third-party marketing organizations and direct sales to the public.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

These consolidated financial statements (“Financial Statements”) have been prepared in conformity with (i) U.S. generally accepted accounting principles (“GAAP”); and (ii) the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding financial reporting. In addition to GAAP accounting literature, specific SEC regulation is also applied to the financial statements issued by insurance companies.

All significant intercompany accounts and transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.
The preparation of consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported financial statement balances. Actual results could differ from those estimates. The following estimates have been identified as critical in that they involve a high degree of judgment and are subject to a significant degree of variability:

     •     Other-than-temporary impairment of investment securities;
     •     Deferred acquisition costs;
     •     Reserves;
     •     Reinsurance recoverable;
     •     Pension and postretirement benefit plans;
     •     Litigation contingencies; and

     •     Federal income taxes.

Accounting estimates inherently require the use of judgments relating to a variety of assumptions, in particular, expectations of current and future mortality, morbidity, persistency, losses and loss adjustment expenses, recoverability of receivables, investment returns and interest rates. In developing these estimates, we make subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop. Although variability is inherent in these estimates, management believes that the amounts provided are appropriate, based upon the facts available upon compilation of the financial statements. Due to the inherent uncertainty when using assumptions and estimates, the effect of certain accounting policies under different conditions or assumptions could be different from those reported in the consolidated financial statements.
Certain reclassifications have been made to the 2007 and 2006 financial information to conform to the 2008 presentation.

Investments

Debt securities

Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National’s ability and intent to hold these securities until maturity. Bonds held as available-for-sale are carried at fair value.

Preferred stocks

All preferred stocks are classified as available-for-sale and are carried at fair value.

Common stocks

All common stocks are classified as available-for-sale and are carried at fair value.

Unrealized gains and losses

For all investments carried at fair value (excluding derivative instruments), the unrealized gains or losses (differences between amortized cost and fair value), net of applicable federal income taxes, are reflected in stockholders’ equity as a component of accumulated other comprehensive income (loss).

Mortgage loans

Mortgage loans on real estate are recorded at carrying value, which is comprised of the original cost, net of repayments, amortization of premiums, accretion of discounts, unamortized deferred revenue and valuation allowances. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. The change in valuation allowances is reported in current period income as a realized loss. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans

Policy loans are carried at cost which approximates fair value.

Investment real estate

Investment real estate is carried at cost, less allowance for depreciation. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods. American National’s real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not the property is impaired. If a possible impairment is indicated, the fair value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair value, an impairment is recorded.

Short-term investments

Short-term investments, comprised of commercial paper, are carried at amortized cost which approximates fair value.

Other invested assets

Other invested assets are carried at cost, less allowance for valuation impairments. Impairments for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Impairments

All marketable securities, real estate and other invested assets are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Derivative instruments and hedging activities

American National purchases derivative instruments only as hedges of a recognized asset or liability, which are recorded on the consolidated statement of financial position at fair value. The change in fair value of derivative assets is reported as part of net investment income. The change in fair value of embedded derivative liabilities is reported through interest credited to policyholders. Derivative instruments held at December 31, 2008 and 2007 had an immaterial impact on the consolidated statements of income and consolidated statements of cash flows.

Investments in unconsolidated affiliates

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

Cash and Cash Equivalents

American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

Property AND Equipment
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Foreign Currencies
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income (loss).

Insurance Specific Assets and Liabilities

Deferred policy acquisition costs

Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.
The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.
Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders’ equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.
Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits

For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies’ experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.
Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Reserves for losses and loss expenses

American National establishes property and casualty reserves to provide for the estimated costs of paying claims under insurance policies written by American National. These reserves include estimates for both, case reserves, reserves for incurred but not reported (“IBNR”) claims. Case reserves include the liability for claims that were reported to American National, but not yet paid. IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future as well as claims which have been incurred but not yet reported to American National. These reserves also include an estimate of the expense associated with settling claims, including legal and other fees and the general expenses of administering the claims adjustment process.

Premium Revenue and Policy Benefits

Traditional ordinary life and health

Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities

Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life

Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty

Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses.

Participating Insurance Policies
A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 9% of the life insurance in force at December 31, 2008 and 6% of life premiums in 2008. Of the total participating business, 72% was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.
For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

Federal Income Taxes

American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2008. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.
Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.
American National recognizes tax benefits on uncertain tax positions only if it is “more likely than not” that the tax position will be sustained by taxing authorities, based on the technical merits of the position. Tax benefits recognized in the financial statements are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Tax benefits not meeting the “more likely than not” threshold are included with “Other Liabilities” in the consolidated statements of financial position.
Interest expense is classified as “Other Operating Costs and Expenses” in the consolidated statements of income. Penalties, if applicable, are classified as “Current Federal Income Taxes” in the consolidated statements of income.

Stock-based Compensation

American National uses the fair value method to account for stock-based compensation.

Separate Account Assets and Liabilities

Separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of American National. American National reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from American National’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated financial statements.

Adoption of New Accounting Standards
In January 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20, (“FSP EITF 99-20-1”). The FSP amends the impairment guidance of Emerging Issues Task Force (“EITF”) Issue No. 99-20, Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Financial Assets, by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in Statement of Financial Accounting Standards (“SFAS”) No. 115, Accounting for Certain Investments in Debt and Equity Securities (“SFAS 115”), which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. American National adopted the FSP on December 31, 2008 and the adoption did not have a material effect on American National’s consolidated financial statements.
On January 1, 2008, American National adopted SFAS No. 157, Fair Value Measurements, (“SFAS 157”) which was issued by the FASB in September 2006. American National also adopted on January 1, 2008 the SFAS 157 related FASB Staff Positions (“FSPs”). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. Generally Accepted Accounting Principles and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell an asset or paid to transfer a liability regardless of whether an observable liquid market price exists (an exit price). An exit price valuation will include margins for risk even if they are not observable. As a company is released from risk, the margins for risk will also be released through net realized capital gains or losses in net income. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (i.e. Level 1, 2, and 3). Also, SFAS 157 provides guidance on how to measure fair value, when required, under existing accounting standards. See further disclosure regarding accounting under FAS 157 in Note 5.
American National has adopted FAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans (“SFAS 158”). This statement requires employers to recognize, on the statement of financial position, the overfunded or underfunded status of a defined benefit postretirement plan, measured as the difference between the fair value of plan assets and the benefit obligation. Employers must also recognize as a component of other comprehensive income, net of tax, the actuarial and experience gains and losses and the prior service costs and credits. These recognition standards of this statement were effective for public entities for years ending after December 15, 2006. The statement also required employers to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end statement of financial position with this date change effective for periods ending after December 15, 2008. American National adopted the provisions of this statement on the required effective dates and the adoption of this statement did not have a material impact on American National’s consolidated financial statements.

As of January 1, 2008, American National adopted SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities (“SFAS 159”). This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of SFAS 159 did not impact the consolidated financial statements, as no items were elected for measurement at fair value upon initial adoption. American National will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the statement.
In June of 2006, the FASB issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109. This statement clarifies the criteria for recognizing tax benefits under FASB Statement No. 109, Accounting for Income Taxes. It also requires additional disclosures about uncertain tax positions. This statement was effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 and the related FSP’s on January 1, 2007 did not have a material impact on American National’s consolidated financial statements.
In September of 2005, the Accounting Standards Executive Committee issued Statement of Position (“SOP”) No. 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (“SOP 05-01”). This SOP provides guidance on accounting for deferred acquisition costs on internal replacements of insurance contracts. SOP 05-01 was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. American National adopted SOP 05-01 on January 1, 2007. The adoption of SOP 05-01 did not have a material impact on American National’s consolidated financial statements.

Future Adoption of New Accounting Standards
In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements – an amendment of ARB No. 51 (“SFAS 160”). This Statement requires changes to the reporting of noncontrolling interests in subsidiaries to improve the relevance, comparability, and transparency of financial information provided in consolidated statements. SFAS 160 is effective for fiscal years beginning on or after December 15, 2008. Earlier adoption is prohibited. The adoption of SFAS 160 on January 1, 2009, is not expected to have a material effect on American National’s consolidated financial statements.
In December 2007, the FASB issued SFAS No. 141R, Business Combinations (“SFAS 141R”). This statement, which addresses the accounting for business acquisitions, is effective for fiscal years beginning on or after December 15, 2008, with early adoption prohibited, and generally applies to business acquisitions completed after December 31, 2008. Among other things, the new standard requires that all acquisition-related costs be expensed as incurred, and that all restructuring costs related to acquired operations be expensed as incurred. This new standard also addresses the current and subsequent accounting for assets and liabilities arising from contingencies acquired or assumed and, for acquisitions both prior and subsequent to December 31, 2008, requires the acquirer to recognize changes in the amount of its deferred tax benefits that are recognizable because of a business combination either in income from continuing operations in the period of the combination or directly in contributed capital, depending on the circumstances. The adoption of SFAS 141R on January 1, 2009, is not expected to have a material effect on American National’s consolidated financial statements.
In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 amends and expands disclosures about an entity’s derivative and hedging activities with the intent of providing users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. SFAS 161 encourages, but does not require, comparative disclosures. American National will adopt SFAS 161 on January 1, 2009. The adoption of SFAS 161 is expected to result in expanded disclosures related to derivative instruments and hedging activities.
In April 2008, the FASB issued FSP No. 142-3, Determination of the Useful Life of Intangible Assets (“FSP 142-3”). This FSP amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets (“SFAS 142”). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(R) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. American National will apply FSP 142-3 prospectively to and intangible assets acquired as of, and subsequent to, January 1, 2009.
In November 2008, the FASB issued EITF 08-6, Equity Method Investment Accounting Considerations (“EITF 08-6”). EITF 08-6 addresses the effects of the issuances of SFAS 141(R) and SFAS 160 on the application of the equity method under Accounting Principles Board (“APB”) Opinion 18, The Equity Method of Accounting for Investments in Common Stock. EITF 08-6 requires that (a) an entity determine the initial carrying value of an equity method investment by applying the cost accumulation model; (b) an entity shall use the other-than-temporary impairment model of APB Opinion 18; however, investors should adjust any impairments’ recorded by an investee for existing differences between the investor’s basis and the underlying investees’ basis in such impaired assets; (c) share issuances by an investee should be accounted for as if the equity method investor had sold a proportionate share of its investment; and (d) when an investment is no longer within the scope of equity method accounting and instead is within the scope of cost method accounting or SFAS 115, Accounting for Certain Investments in Debt and Equity Securities (“SFAS 115”), the investor should prospectively apply the provisions of APB Opinion 18 or SFAS 115 and use the current carrying amount of the investment as its initial cost. The EITF is effective on a prospective basis in fiscal years beginning on or after December 15, 2008 and interim periods within those fiscal years, consistent with the effective dates of SFAS No. 141(R) and SFAS No. 160. The adoption of EITF 08-6 on January 1, 2009 is not expected to have a material effect on American National’s consolidated financial statements.
In December 2008, the FASB issued FSP No. FAS 132(R)-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (“FSP 132(R)-1”). FSP 132(R)-1 amends SFAS No. 132(R), Employers’ Disclosures about Pensions and Other Postretirement Benefits, to enhance the transparency surrounding the types of assets and associated risks in an employer’s defined benefit pension or other postretirement plan. FSP 132(R)-1 requires an employer to disclose information about the valuation of plan assets similar to that required under SFAS 157. This FSP is effective for fiscal years ending after December 15, 2009. American National will provide the required disclosure in accordance with the effective date.

3.     INVESTMENTS

The amortized cost and estimated fair values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

December 31, 2008	Amortizied Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Debt securities
Bonds held-to-maturity:
U.S. Government and agencies	$ 166,010	$ 2,292	$ (3)	$ 168,299
States and political subdivisions	157,907	4,662	(1,611)	160,958
Foreign governments	4,338	1,618	—	5,956
Public utilities	380,766	1,218	(25,877)	356,107
All other corporate bonds	5,173,926	47,954	(507,577)	4,714,303
Other	30,130	—	(4,932)	25,198
Mortgage-backed securities	768,760	13,499	(64,377)	717,882
Total bonds held-to-maturity	6,681,837	71,243	(604,377)	6,148,703
Bonds available-for-sale:
U.S. Government and agencies	8,027	1,063	—	9,090
States and political subdivisions	584,268	6,278	(18,311)	572,235
Foreign governments	916	—	(87)	829
Public utilities	206,499	7,222	(9,791)	203,930
All other corporate bonds	3,023,131	24,014	(435,847)	2,611,298
Other	100	2	—	102
Mortgage-backed securities	436,619	4,475	(17,741)	423,353
Total bonds available-for-sale	4,259,560	43,054	(481,777)	3,820,837
Total debt securities	10,941,397	114,297	(1,086,154)	9,969,540
Marketable equity securities
Preferred stock	60,718	3,609	(15,505)	48,822
Common stock	820,908	115,692	(83,070)	853,530
Total marketable equity securities	881,626	119,301	(98,575)	902,352
Total investments in securities	$ 11,823,023	$ 233,598	$ (1,184,729)	$ 10,871,892

December 31, 200[7]	Amortizied Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Debt securities
Bonds held-to-maturity:
U.S. Government and agencies	$ 219,804	$ 1,444	$ (312)	$ 220,936
States and political subdivisions	228,122	4,052	(469)	231,705
Foreign governments	5,868	664	—	6,532
Public utilities	411,353	5,985	(4,457)	412,881
All other corporate bonds	5,122,513	89,488	(96,508)	5,115,493
Mortgage-backed securities	704,787	4,542	(11,703)	697,626
Total bonds held-to-maturity	6,692,447	106,175	(113,449)	6,685,173
Bonds available-for-sale:
U.S. Government and agencies	30,616	501	—	31,117
States and political subdivisions	416,425	3,830	(512)	419,743
Foreign governments	800	—	(23)	777
Public utilities	192,333	8,714	(1,604)	199,443
All other corporate bonds	2,784,555	35,486	(83,992)	2,736,049
Mortgage-backed securities	458,553	2,966	(10,660)	450,859
Total bonds available-for-sale	3,883,282	51,497	(96,791)	3,837,988
Total debt securities	10,575,729	157,672	(210,240)	10,523,161
Marketable equity securities
Preferred stock	87,422	1,742	(10,279)	78,885
Common stock	866,371	375,402	(46,791)	1,194,982
Total marketable equity securities	953,793	377,144	(57,070)	1,273,867
Total investments in securities	$ 11,529,522	$ 534,816	$ (267,310)	$ 11,797,028

Debt Securities

The amortized cost and estimated fair value, by contractual maturity, of debt securities at December 31, 2008, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Bonds Held-to-Maturity		Bonds Available-for-Sale
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$ 335,885	$ 334,044	$ 154,877	$ 153,727
Due after one year through five years	2,880,344	2,674,238	1,359,792	1,237,037
Due after five years through ten years	2,722,138	2,436,099	2,012,462	1,733,270
Due after ten years	737,619	700,052	722,153	689,786
	6,675,986	6,144,433	4,249,284	3,813,820
Without single maturity date	5,851	4,270	10,276	7,017
	6,681,837	6,148,703	4,259,560	3,820,837

Available-for-sale securities are sold throughout the year for various reasons. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

	2008	2007	2006
Proceeds from sales of available-for-sale securities	$ 118,905	$ 166,493	$ 425,033
Gross gains realized	22,478	34,033	73,541
Gross losses realized	30,388	2,069	8,040

In 2008, securities with an amortized cost of $91,418,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $67,383,000 was established at the time of the transfer.
In 2007, securities with an amortized cost of $27,239,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $98,000 was established at the time of the transfer.
In 2006, securities with an amortized cost of $69,631,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $6,822,000 was established at the time of the transfer.
All gains and losses were determined using specific identification of the securities sold.
In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $53,941,000 at December 31, 2008, on deposit with appropriate regulatory authorities.

Unrealized gains and losses on securities

Unrealized gains (losses) on marketable equity securities and bonds available-for-sale, presented in the stockholders’ equity section of the consolidated statements of financial position, are net of deferred tax liabilities or (assets) of ($93,714,000), $84,029,000, and $101,114,000 for 2008, 2007, and 2006, respectively.

The change in the net unrealized gains (losses) on investments for the years ended December 31 are summarized as follows (in thousands):

	2008	2007	2006
Bonds available-for-sale	$ (393,429)	$ (4,443)	$ (38,062)
Preferred stocks	(3,359)	(9,544)	150
Common stocks	(295,988)	11,161	70,520
Amortization of deferred policy acquisition costs	164,937	3,080	13,675
	(527,839)	254	46,283
(Provision) benefit for federal income taxes	185,273	(130)	(16,189)
	$ (342,566)	$ 124	$ 30,094
Change in unrealized gains of investments
attributable to participating policyholders’ interest	10,738	144	(1,159)
Total	$ (331,828)	$ 268	$ 28,935

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2008, are summarized as follows (in thousands):

December 31, 2008	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Debt securities
Bonds held-to-maturity:
U.S. Government and agencies	$ 3	$ 3,181	$ —	$ —	$ 3	$ 3,181
States and political subdivisions	1,571	21,104	40	383	1,611	21,487
Public utilities	13,951	249,289	11,926	67,505	25,877	316,794
All other corporate bonds	267,069	2,443,246	240,508	860,680	507,577	3,303,926
Other	4,932	25,197	—	—	4,932	25,197
Mortgage-backed securities	51,899	173,371	12,478	74,270	64,377	247,641
Total held-to-maturity	339,425	2,915,388	264,952	1,002,838	604,377	3,918,226
Bonds available-for-sale:
States and political subdivisions	14,285	269,042	4,026	34,572	18,311	303,614
Foreign governments	19	107	67	723	87	830
Public utilities	5,052	80,772	4,739	46,342	9,791	127,114
All other corporate bonds	245,231	1,618,374	190,616	610,305	435,847	2,228,679
Mortgage-backed securities	9,847	111,517	7,895	46,536	17,741	158,053
Total available-for-sale	274,434	2,079,812	207,343	738,478	481,777	2,818,290
Total debt securities	613,859	4,995,200	472,295	1,741,316	1,086,154	6,736,516
Marketable equity securities:
Preferred stock	1,238	7,853	14,267	31,835	15,505	39,688
Common stock	77,791	299,512	5,279	18,493	83,070	318,005
Total marketable equity securities	79,029	307,365	19,546	50,328	98,575	357,693
Total investments in securities	$ 692,888	$ 5,302,565	$ 491,841	$ 1,791,644	$1,184,729	$ 7,094,209

December 31, 2007	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Debt securities
Bonds held-to-maturity:
U.S. Government and agencies	$ 110	$ 110,254	$ 202	$ 38,697	$ 312	$ 148,951
States and political subdivisions	252	217,143	217	19,208	469	236,351
Public utilities	12	17,070	4,445	185,592	4,457	202,662
All other corporate bonds	12,911	262,789	83,597	2,612,728	96,508	2,875,517
Mortgage-backed securities	813	66,636	10,890	478,611	11,703	545,247
Total held-to-maturity	14,098	673,892	99,351	3,334,836	113,449	4,008,728
Bonds available-for-sale:
U.S. Government and agencies	—	8,053	—	—	—	8,053
States and political subdivisions	336	366,116	176	38,309	512	404,425
Foreign governments	—	—	23	777	23	777
Public utilities	(1,953)	4,604	3,557	129,595	1,604	134,199
All other corporate bonds	7,728	164,151	76,264	1,469,709	83,992	1,633,860
Mortgage-backed securities	185	1,381,105	10,475	338,970	10,660	1,720,075
Total available-for-sale	6,296	1,924,029	90,495	1,977,360	96,791	3,901,389
Total debt securities	20,394	2,597,921	189,846	5,312,196	210,240	7,910,117
Marketable equity securities:
Preferred stock	10,279	64,223	—	—	10,279	64,223
Common stock	46,791	472,595	—	—	46,791	472,595
Total marketable equity securities	57,070	536,818	—	—	57,070	536,818
Total investments in securities	$ 77,464	$ 3,134,739	$ 189,846	$ 5,312,196	$ 267,310	$ 8,446,935

Bonds

American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds have deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. On all other bonds where management does not believe there is a credit problem, American National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired. However, it is possible that the investee’s ability to meet future contractual obligations may be different than what the Company determined during its analysis, which may lead to a different impairment conclusion in future periods.

Marketable equity securities

American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where a market price recovery is not expected in the near term. All securities which have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these securities until a market price recovery. However, it is possible that the investee’s ability to perform in the future may be different than what the Company determined during its analysis, which may lead to a different impairment conclusion in future periods.

Mortgage loans

In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2008, mortgage loans have fixed rates from 5.00% to 12.00% and variable rates from 2.48% to 9.00%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 6 months to 30 years.
American National has investments in first lien mortgage loans on real estate with carried values of $1,877,053,000 and $1,540,081,000 at December 31, 2008 and 2007, respectively. Problem loans, on which valuation allowances were established, totaled $13,824,000 and $9,693,000 at December 31, 2008 and 2007, respectively. The valuation allowances on those loans totaled $1,793,000 at December 31, 2008 and $1,053,000 at December 31, 2007.

Policy loans

All of American National’s policy loans carried interest rates ranging from 3.00% to 8.00% at December 31, 2008.

Investment income and realized gains (losses)

Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

	Investment Income			Gains (Losses) on Investments
	2008	2007	2006	2008	2007	2006
Bonds	$ 623,356	$ 620,035	$ 610,268	$ (157,272)	$ 366	$ 3,192
Preferred stocks	5,687	4,561	3,356	(49,172)	—	(6)
Common stocks	28,977	27,002	28,641	(164,407)	23,913	62,872
Mortgage loans	118,067	103,627	104,052	—	—	—
Real estate	114,198	126,926	151,099	1,005	18,563	26,888
Other invested assets	12,123	40,994	56,386	(5,977)	(40)	53
Investment in unconsolidated affiliates	—	—	—	—	—	—
	902,408	923,145	953,802	(375,823)	42,802	92,999
Investment expenses	(106,231)	(110,176)	(117,785)	—	—	—
Decrease (increase) in valuation allowances	—	—	—	(3,886)	(1,775)	7,257
	$ 796,177	$ 812,969	$ 836,017	$ (379,709)	$ 41,027	$ 100,256

Included in the realized losses are write-downs, before federal income taxes, of available-for-sale securities due to other-than-temporary declines in the value of the securities. The write-downs, before tax, totaled $367,036,000 in 2008, $7,166,000 in 2007, and $8,667,000 in 2006.

4.     CREDIT RISK MANAGEMENT

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

Bonds

Management believes American National’s bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December 31, 2008 and 2007 is summarized at right:

	2008	2007
AAA	16%	20%
AA	10%	10%
A	40%	36%
BBB	29%	29%
BB	2%	2%
Below BB	3%	3%
	100%	100%
Common stock

American National’s stock portfolio by market sector distribution at December 31 is summarized as follows:

	2008	2007
Consumer goods	20%	19%
Financials	16%	24%
Energy and utilities	13%	13%
Information technology	13%	13%
Health care	13%	11%
Mutual funds	10%	6%
Industrials	8%	8%
Communications	5%	3%
Materials	2%	3%
	100%	100%

Mortgage loans and investment real estate

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

	Mortgage Loans		Investment Real Estate
	2008	2007	2008	2007
Office buildings	30%	25%	18%	20%
Industrial	25%	24%	45%	43%
Shopping centers	21%	24%	23%	23%
Hotels/motels	17%	15%	2%	2%
Other	4%	3%	11%	11%
Commercial	3%	9%	1%	1%
	100%	100%	100%	100%

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

	Mortgage Loans		Investment Real Estate
	2008	2007	2008	2007
West South Central	22%	23%	64%	60%
East North Central	22%	15%	6%	6%
South Atlantic	17%	16%	16%	17%
Pacific	13%	16%	2%	3%
Middle Atlantic	10%	11%	—	—
Mountain	5%	5%	1%	1%
New England	5%	7%	—	—
East South Central	4%	4%	10%	11%
West North Central	2%	3%	1%	2%
	100%	100%	100%	100%

5.     FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at December 31 are as follows (in thousands):

	2008		2007
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets
Bonds:
Held-to-maturity	$ 6,681,837	$ 6,148,703	$ 6,692,447	$ 6,685,173
Available-for-sale	3,820,837	3,820,837	3,837,988	3,837,988
Preferred stock	48,822	48,822	78,885	78,885
Common stock	853,530	853,530	1,194,982	1,194,982
Options	6,157	6,157	23,071	23,071
Mortgage loans on real estate	1,877,053	1,891,895	1,540,081	1,549,488
Policy loans	354,398	354,398	346,002	346,002
Short-term investments	295,170	295,170	698,262	698,262
Financial liabilities
Investment contracts	6,626,561	6,626,561	5,927,300	5,927,300
Liability for embedded derivatives of equity indexed annuities	6,208	6,208	22,758	22,758
Notes payable	111,922	111,922	128,799	128,799

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1      Unadjusted quoted prices in active markets for identical assets or liabilities. American National defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2      Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3     Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

American National has analyzed the third-party pricing services valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities, such as available trade, bid, cash flow, and loan performance data are market observable.
Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internally priced securities, primarily consisting of certain private placement debt, are classified as Level 3. The pricing of certain private placement debt includes significant non-observable inputs, the internally determined credit rating of the security and an externally provided credit spread.
Some assets and liabilities do not fit the hierarchical model for determining fair value. For policy loans, the carrying amount approximates their fair value, because the policy loans cannot be separated from the policy contract. The fair value of investment contract liabilities is determined in accordance with GAAP rules on insurance products and is estimated using a discounted cash flow model, assuming the companies’ current interest rates on new products. The carrying value for these contracts approximates their fair value. The carrying amount for notes payable approximates their fair value.

The following table provides quantitative disclosures regarding the fair value hierarchy measurements of our financial assets and liabilities at December 31, 2008 (in thousands):

		Fair Value Measurement at December 31, 2008
	Fair Value at December 31, 2008	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FINANCIAL ASSETS:
Bonds	$ 9,969,539	$ —	$ 9,900,796	$ 68,743
Preferred stocks	48,822	33,366	—	15,456
Common stocks	853,530	853,530	—	—
Options	6,157	—	—	6,157
Short-term investments	295,170	—	295,170	—
Mortgage loans	1,891,895	—	1,891,895	—
Total	$ 13,065,113	$ 886,896	$ 12,087,861	$ 90,356
FINANCIAL LIABILITIES:
Liability for embedded derivatives of equity indexed annuities	$ 6,208	—	—	$ 6,208

For assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period, a reconciliation of the beginning and ending balances, is as follows (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs
Level 3 Totals
Beginning balance	$ 98,519
Net losses included in other comprehensive income (loss)	(30,658)
Net fair value change for derivatives included in net income (loss)	(11,932)
Purchases, sales, and settlements of derivatives (net)	11,568
Transfers in (out) of Level 3	16,651
Ending balance	$ 84,148

The unrealized losses for the year ended December 31, 2008 of Level 3 assets were $30,658,000. There were no unrealized gains in Level 3 assets at December 31, 2008.

The following table lists each major category of assets and liabilities measured at fair value on a nonrecurring basis during the period (in thousands):

	Fair Value at December 31, 2008	Level 1	Level 2	Level 3
Bonds held-to-maturity	$ 24,035	$ —	$ 24,035	$ —
Mortgage loans	3,743	—	3,743	—
Total	$ 27,778	$ —	$ 27,778	$—

Certain assets and liabilities are measured at fair value on a non-recurring basis. The assets subject to non-recurring fair value adjustment usually result from application of lower of cost or fair value accounting or recognition of other-than-temporary-impairment of assets.

As of December, 31 2008 American National impaired bonds held-to-maturity that were initially measured at cost and were written down to fair value as a result of impairment. These assets were transferred to available-for-sale bonds and were measured at fair value of $24 million on a non-recurring basis. American National also recorded non-recurring fair value adjustments of $3.7 million to mortgage loans that were deemed impaired. Both of these instruments were classified in Level 2, based on the observable inputs.

6.     DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 2008, 2007, and 2006 are summarized as follows (in thousands):

	Life and Annuity	Accident and Health	Property and Casualty	Total
Balance at December 31, 2005	$ 975,193	$ 91,796	$ 115,724	$ 1,182,713
Additions	151,023	16,799	243,319	411,141
Amortization	(158,848)	(22,929)	(237,865)	(419,642)
Effect of change in unrealized gains on available-for-sale securities	13,675	—	—	13,675
Net change	5,850	(6,130)	5,454	5,174
Foreign exchange effect	(8)	—	—	(8)
Balance at December 31, 2006	$ 981,035	$ 85,666	$ 121,178	$ 1,187,879
Additions	216,660	18,735	232,138	467,533
Amortization	(156,017)	(24,508)	(224,499)	(405,024)
Effect of change in unrealized gains on available-for-sale securities	3,080	—	—	3,080
Net change	63,723	(5,773)	7,639	65,589
Acquisitions	(2,170)	—	—	(2,170)
Foreign exchange effect	(13)	—	—	(13)
Balance at December 31, 2007	$ 1,042,575	$ 79,893	$ 128,817	$ 1,251,285
Additions	225,575	22,762	243,005	491,342
Amortization	(162,884)	(27,785)	(233,336)	(424,005)
Effect of change in unrealized gains on available-for-sale securities	164,937	—	—	164,937
Net change	227,628	(5,023)	9,669	232,274
Acquisitions	(729)	—	—	(729)
Foreign exchange effect	(166)	—	—	(166)
Balance at December 31, 2008	$ 1,269,308	$ 74,870	$ 138,486	$ 1,482,664
2008 premiums	$ 415,586	$ 290,883	$ 1,182,026	$ 1,888,495
2007 premiums	$ 538,641	$ 283,765	$ 1,177,217	$ 1,999,623
2006 premiums	$ 440,049	$ 303,285	$ 1,234,300	$ 1,977,634

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.
Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

Prior to its sale (see note 17), acquisition costs for American National’s Mexican subsidiary were maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance was due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference was reported in the shareholders’ equity section of the consolidated statement of financial position.

7.     LIABILITY FOR FUTURE POLICY BENEFITS AND
POLICYHOLDER ACCOUNT BALANCES

American National establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.
Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses, less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon American National’s experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3% to 8%.
Future policy benefit liabilities for acquired participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 6%) and mortality rates guaranteed in calculating the cash surrender values described in such contracts; and (ii) the liability for terminal dividends. Participating business represented approximately 9% of American National’s life insurance in force at December 31, 2008.
Future policy benefit liabilities for individual fixed annuities after annuitization are equal to the present value of expected future payments. The interest rate used in establishing such liabilities is 5% for all policies in force.
Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3.5% to 7.5%.
Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.
Liabilities for unpaid claims and claim expenses for property and casualty insurance are included in the liability for policy and contract claims and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based on American National’s historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.
Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. American National regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.
American National periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.
Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 2.1% to 6.5% (some annuities also offer a first-year bonus ranging from 1% to 8%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

8.     LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands):

	2008	2007	2006
Balance at January 1	$ 1,256,698	$ 1,308,603	$ 1,359,452
Less reinsurance recoverables	363,140	421,737	454,872
Net beginning balance	893,558	886,866	904,580
Incurred related to:
Current year	1,158,452	1,073,249	1,085,736
Prior years	(43,045)	(93,524)	(29,238)
Total incurred	1,115,407	979,725	1,056,498
Paid related to:
Current year	709,705	636,234	645,777
Prior years	366,680	336,799	428,435
Total paid	1,076,385	973,033	1,074,212
Net balance at December 31	932,580	893,558	886,866
Plus reinsurance recoverables	377,692	363,140	421,737
Balance at December 31	$ 1,310,272	$ 1,256,698	$ 1,308,603

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.
Estimates for ultimate incurred losses and loss adjustment expenses attributable to insured events of prior years decreased by approximately $43,000,000 in 2008 and $94,000,000 in 2007 as a result of re-estimation of unpaid losses and loss adjustment expenses. These changes were generally the result of ongoing analysis of loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

9.     REINSURANCE

As is customary in the insurance industry, American National reinsures portions of certain insurance policies written, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one life insurance company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,325,000.
For property and casualty, American National retains the first $1 million of loss per risk, reinsurance then covers the next $5 million of property and liability losses per risk. Additional excess property per risk coverage is purchased to cover risks up to $15 million, and excess casualty clash coverage is maintained to cover losses up to $50 million. Corporate catastrophe coverage is also in place for up to a $500 million event.
American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.
To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2008, amounts recoverable from reinsurers with a carrying value of $33,271,997 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these reinsurers totaling $30,033,333. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National had amounts receivable from reinsurers totaling $482,846,000 at December 31, 2008. None of the total amount receivable is the subject of litigation or is in dispute with the reinsurers involved. Management believes that any dispute that may arise would not have a material impact on American National’s consolidated financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

	2008	2007	2006
Direct premiums	$ 2,117,400	$ 2,134,669	$ 2,117,722
Reinsurance premiums assumed from other companies	215,189	176,357	198,116
Reinsurance premiums ceded to other companies	(444,094)	(302,650)	(329,108)
Net premiums	$ 1,888,495	$ 2,008,376	$ 1,986,730
Reinsurance recoveries	$ 301,397	$ 198,553	$ 591,731

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

	2008	2007	2006
Direct life insurance in force	$ 68,820,212	$ 67,604,695	$ 65,008,408
Reinsurance risks assumed from other companies	1,050,645	1,078,371	982,412
Total life insurance in force	69,870,857	68,683,066	65,990,820
Reinsurance risks ceded to other companies	(31,241,255)	(29,635,648)	(26,557,877)
Net life insurance in force	$ 38,629,602	$ 39,047,418	$ 39,432,943

10.     NOTES PAYABLE

At December 31, 2008, American National’s real estate holding companies were partners in affiliates that had notes payable to third-party lenders totaling $111,922,000. These notes have interest rates ranging from 5.15% to 8.07% and maturities from 2010 to 2014. Each of these notes are secured by the real estate owned through the respective affiliated entity, and American National’s liability for these notes are limited to the amount of its investment in the respective affiliate, which totaled $13,226,000 at December 31, 2008.

11.     FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

2008			2007		2006
	Amount	Rate	Amount	Rate	Amount	Rate
Income tax on pre-tax income	$(105,021)	(35.0)%	$ 121,536	35.0%	141,850	35.0%
Tax-exempt investment income	(8,791)	(2.9)	(6,360)	(1.8)	(5,187)	(1.3)
Dividend exclusion	(12,028)	(4.0)	(6,589)	(1.9)	(7,028)	(1.7)
Miscellaneous tax credits, net	(5,835)	(1.9)	(3,862)	(1.1)	(2,284)	(0.5)
Foreign operations	—	—	1,735	0.5	1,967	0.5
Other items, net	9,645	3.1	(597)	(0.2)	521	0.1
	$ (122,030)	(40.7)%	$ 105,863	30.5%	$ 129,839	32.1%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2008 and December 31, 2007 are as follows (in thousands):

	2008	2007
DEFERRED TAX ASSETS
Marketable securities, principally due to net unrealized losses (gains)	$ 146,191	$ (96,441)
Marketable securities, principally due to impairment losses	138,487	25,661
Investment in real estate and other invested assets, principally due to
investment valuation allowances	1,279	9,614
Policyholder funds, principally due to policy reserve discount	187,277	190,778
Policyholder funds, principally due to unearned premium reserve	30,716	31,066
Non-qualified pension	27,630	25,693
Participating policyholders’ surplus	28,615	32,198
Pension .	36,968	18,127
Commissions and other expenses	24,395	15,850
Other assets .	8,518	3,306
Net deferred tax assets	$ 630,076	$ 255,852
DEFERRED TAX LIABILITIES
Investment in bonds, principally due to accrual of discount on bonds	(18,221)	(13,395)
Deferred policy acquisition costs, due to difference between GAAP
and tax amortization methods	(410,970)	(332,328)
Property, plant and equipment, principally due to difference between
GAAP and tax depreciation method	(5,377)	(6,233)
Net deferred tax liabilities	(434,568)	(351,956)
Total deferred tax	$ 195,508	$ (96,104)

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets and therefore no material valuation allowance is necessary.

In accordance with FIN No. 48, “Accounting for Uncertainty in Income Taxes”, American National maintains a reserve for unrecognized tax benefits. The reserve is included with the “Other liabilities” in the Consolidated Statements of Financial Position. The change in the reserve during the year is as follows (in thousands):

2008
UNRECOGNIZED TAX POSITIONS
Balance at beginning of year	$ 4,618
Tax positions related to prior years	—
Current year tax positions	—
Settlements during the year	(3,564)
Lapse in statute of limitations	—
Balance at end of year	$ 1,054

American National recognizes penalties and interest as appropriate related to uncertain tax positions, however no such provisions have been recognized on the unrecognized tax positions.

Within the next twelve months, the reserve for unrecognized tax benefits is expected to decrease by approximately $1,054,000 due to settlements, and will have no impact on the company’s effective tax rate. However, management believes that it is possible that certain tax benefits could be recognized within the next twelve months that would decrease the company’s effective tax rate. The amount of such tax benefits is undeterminable at this time but would be immaterial to the company’s financial position.
The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service for years 2002 to 2007 has either been extended or has not expired. In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld.

Federal income taxes totaling approximately $14,572,000, $101,333,000, and $126,494,000 were paid to the Internal Revenue Service in 2008, 2007 and 2006, respectively.

12.     Components of Comprehensive Income (LOSS)

The items included in comprehensive income (loss), other than net income (loss), are unrealized gains and losses on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments and pension liability adjustments. The details on the unrealized gains and losses included in comprehensive income (loss), and the related tax effects thereon, are as follows (in thousands):

	Before Federal Income Tax	Federal Income Tax Expense	Net of Federal Income Tax
December 31, 2008
Unrealized losses	$ (138,311)	$ (48,409)	$ (89,902)
Less reclassification adjustment for net losses realized in net income	(372,194)	(130,268)	(241,926)
Net unrealized loss component of comprehensive income	$ (510,505)	$ (178,677)	$ (331,828)
December 31, 2007
Unrealized losses	$ (20,082)	$ (7,029)	$ (13,053)
Less reclassification adjustment for net gains realized in net income	20,494	7,173	13,321
Net unrealized gain component of comprehensive income	$ 412	$ 144	$ 268
December 31, 2006
Unrealized losses	$ (21,145)	$ (7,401)	$ (13,744)
Less reclassification adjustment for net gains realized in net income	65,660	22,981	42,679
Net unrealized gain component of comprehensive income	$ 44,515	$ 15,580	$ 28,935

13.     STOCKHOLDERS’ EQUITY AND MINORITY INTERESTS

Common Stock

American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, were as follows:

	2008	2007	2006
Common stock
Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	4,013,616	4,099,617	4,105,617
Restricted shares	339,001	253,000	247,000
Unrestricted outstanding shares	26,479,832	26,479,832	26,479,832

Stock-Based Compensation

American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 2,900,000 shares, and no more than 200,000 shares may be granted to any one individual in any calendar year.
The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Six awards of restricted stock have been granted, with a total of 234,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $2,694,000 in 2008, $2,000,000 in 2007, and $1,948,000 in 2006.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR’s give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $16,000 and $1,874,000 at December 31, 2008 and 2007, respectively. Compensation expense or (income) was recorded totaling ($1,777,000), $1,376,000, and $560,000 for the years ended December 31, 2008, 2007, and 2006, respectively.

SAR and Restricted Stock (RS) information for 2008, 2007 and 2006 follows:

	SAR Shares	SAR Weighted-Average Price per Share	RS Shares	RS Weighted-Average Price per Share
Outstanding at December 31, 2005	157,375	$94.04	247,000	$4.51
Granted	2,500	119.25	—	—
Exercised	(22,713)	90.18	—	—
Canceled	(4,463)	97.81	—	—
Outstanding at December 31, 2006	132,699	$95.05	247,000	$4.51
Granted	4,500	130.52	6,000	—
Exercised	(34,795)	91.36	—	—
Canceled	(5,680)	98.20	—	—
Outstanding at December 31, 2007	96,724	$97.84	253,000	$4.40
Granted	96,917	115.92	86,001	—
Exercised	(4,109)	81.30	—	—
Canceled	—	—	—	—
Outstanding at December 31, 2008	189,532	$107.44	339,001	$3.28

The weighted-average contractual remaining life for the 189,532 SAR shares outstanding as of December 31, 2008, is 7.6 years. The weighted-average exercise price for these shares is $107.44 per share. Of the shares outstanding, 55,018 are exercisable at a weighted-average exercise price of $94.79 per share.
The weighted-average contractual remaining life for the 339,001 Restricted Stock shares outstanding as of December 31, 2008, is 5.6 years. The weighted-average exercise price for these shares is $3.28 per share. None of the shares outstanding was exercisable.

Earnings (LOSS) Per Share

Basic earnings per share was calculated using a weighted average number of shares outstanding of 26,479,832. The Restricted Stock resulted in diluted earnings per share as follows for years 2007 and 2006. Due to the net losses incurred in 2008, diluted earnings per share are equal to basic earnings per share.

	2008	2007	2006
Unrestricted shares outstanding	26,479,832	26,479,832	26,479,832
Incremental shares from restricted stock	137,625	158,387	132,632
Total shares for diluted calculations	26,617,457	26,638,219	26,612,464
Diluted earnings (losses) per share	$ (5.82)	$ 9.04	$ 10.27

Dividends

American National’s payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders’ equity, as determined on a GAAP basis over that determined on a statutory basis. At December 31, 2008 American National’s statutory capital and surplus was $1,804,712,000.
Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National’s insurance subsidiaries.
At December 31, 2008, approximately $1,297,226,000 of American National’s consolidated stockholders’ equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

Minority Interests

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, the company has a management agreement, which effectively gives complete control of County Mutual to American National. As a result, County Mutual is included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2008 and 2007.

American National’s subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. Minority interests were a net liability of $1,627,000 and a net asset of $2,211,000 in 2008 and 2007, respectively.

14.     SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business into five operating segments:

•     The Life segment markets whole, term, universal and variable life insurance on a national basis primarily through employee and multiple line agents, direct marketing channels and independent third-party marketing organizations.

•     The Annuity segment develops, sells and supports fixed, equity-indexed, and variable annuity products. These products are primarily sold through independent agents and brokers, but are also sold through financial institutions and multiple line agents.

•     The Health segment’s primary lines of business are Medicare Supplement, medical expense, employer medical stop loss, true group, other supplemental health products and credit disability insurance. Health products are typically distributed through independent agents and Managing General Underwriters.

•     The Property and Casualty segment writes auto, homeowners, agribusiness and credit-related property insurance. These products are primarily sold through multiple line agents and independent agents.

•     The Corporate and Other business segment consists of net investment income on the capital not allocated to the insurance lines and the operations of non-insurance lines of business. This segment also provides mutual fund products.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Many of the principal factors that drive the profitability of each operating segment are separate and distinct. All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate operating segment. Income and expenses not specifically attributable to policy transactions are allocated to each segment as follows:

•     Net investment income from fixed income assets (bonds and mortgage loans) is allocated based on the funds generated by each line of business at the average yield available from these fixed income assets at the time such funds become available.

•     Net investment income from all other assets is allocated to the operating segments in accordance with the amount of equity invested in each segment, with the remainder going to Corporate and Other.

•     Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

•     Realized gains or losses on investments are allocated to Corporate and Other.

•     Equity in earnings of unconsolidated affiliates are allocated to Corporate and Other.

•     Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to Corporate and Other.

Segment operating income provides pertinent and advantageous information to investors, as it represents the basis on which American National’s business performance is internally assessed by its chief operating decision makers. During the third quarter of 2008, the chief operating decision makers redefined the segment reporting structure to better align it with their current processes for assessing business performance and allocating resources. In previous financial reporting periods, operating segments were aggregated based on marketing distribution channels. In accordance with the performance measurements used by the chief operating decision makers, the segment reporting has been reorganized into five operating segments according to the type of insurance products sold or services rendered. The segment reporting for prior periods has been restated to reflect the change in business segments.

The following tables summarizes American National’s key financial measures used by the chief operating decision makers, including operating results and allocation of assets as of and for the years ended December 31, 2008, 2007 and 2006 (in thousands):

2008	Life	Annuity	Health	Property and Casualty	Corporate and Other	TOTAL
Premiums and other revenues:
Premiums	$ 299,338	$ 116,248	$ 290,883	$ 1,182,026	$ —	$ 1,888,495
Other policy revenues	154,984	19,915	—	—	—	174,899
Net investment income	226,643	374,023	16,566	69,348	109,597	796,177
Other income	3,767	(5,718)	13,252	8,973	18,505	38,779
Total operating revenues	684,732	504,468	320,701	1,260,347	128,102	2,898,350
Realized gains (losses) on investments	—	—	—	—	(379,709)	(379,709)
Total revenues	684,732	504,468	320,701	1,260,347	(251,607)	2,518,641
Benefits, losses and expenses:
Policy benefits	296,078	142,867	223,055	939,854	—	1,601,854
Interest credited to policy account balances	62,221	237,612	—	—	—	299,833
Commissions for acquiring and servicing policies	126,813	79,213	43,219	226,100	—	475,345
Other operating costs and expenses	222,908	45,491	69,961	132,601	37,839	508,800
Decrease (increase) in deferred policy acquisition costs	(42,103)	(20,690)	5,023	(9,669)	—	(67,439)
Total benefits, losses and expenses	665,917	484,493	341,258	1,288,886	37,839	2,818,393
Income before other items and federal income taxes	18,815	19,975	(20,557)	(28,539)	(289,446)	(299,752)
Benefit (provision) for federal income taxes	(6,209)	(6,592)	6,784	9,418	118,629	122,030
Minority interest in income (loss) of consolidated subsidiaries	—	—	—	—	31	31
Equity in earnings of unconsolidated affiliates	—	—	—	—	4,965	4,965
Income (loss) from continuing operations	12,606	13,383	(13,773)	(19,121)	(165,821)	(172,726)
Income (loss) from discontinued operations, net of income tax	18,728	—	—	—	—	18,728
Net income (loss)	$ 31,334	$ 13,383	$ (13,773)	$ (19,121)	$ (165,821)	$ (153,998)
Selected data:
Total assets	$ 4,823,465	$ 8,265,270	$ 759,089	$ 2,248,514	$ 2,283,101	$ 18,379,439
Return on equity	4.36%	2.67%	(9.67%)	(3.95%)	(28.17%)	(13.99%)

2007	Life	Annuity	Health	Property and Casualty	Corporate and Other	TOTAL
Premiums and other revenues:
Premiums	$ 315,893	$ 222,748	$ 283,765	$ 1,177,217	$ —	$ 1,999,623
Other policy revenues	130,744	24,486	—	—	—	155,230
Net investment income	229,092	364,607	16,710	75,041	127,519	812,969
Other income	3,967	345	13,048	8,623	21,241	47,224
Total operating revenues	679,696	612,186	313,523	1,260,881	148,760	3,015,046
Realized gains (losses) on investments	—	—	—	—	41,027	41,027
Total revenues	679,696	612,186	313,523	1,260,881	189,787	3,056,073
Benefits, losses and expenses:
Policy benefits	273,750	249,878	209,840	818,230	—	1,551,698
Interest credited to policy account balances	63,289	232,605	—	—	—	295,894
Commissions for acquiring and servicing policies	141,517	58,635	39,342	217,043	—	456,537
Other operating costs and expenses	200,361	35,030	57,975	110,705	61,069	465,140
Decrease (increase) in deferred policy acquisition costs	(57,666)	(911)	5,774	(7,639)	—	(60,442)
Total benefits, losses and expenses	621,251	575,237	312,931	1,138,339	61,069	2,708,827
Income before other items and federal income taxes	58,445	36,949	592	122,542	128,718	347,246
Benefit (provision) for federal income taxes	(19,287)	(12,193)	(195)	(40,439)	(33,749)	(105,863)
Minority interest in income (loss) of consolidated subsidiaries	—	—	—	—	482	482
Equity in earnings of unconsolidated affiliates	—	—	—	—	3,866	3,866
Income (loss) from continuing operations	39,158	24,756	397	82,103	99,317	245,731
Income (loss) from discontinued operations, net of income tax	(4,958)	—	—	—	—	(4,958)
Net income (loss)	$ 34,200	$ 24,756	$ 397	$ 82,103	$ 99,317	$ 240,773
Selected data:
Total assets	$ 4,836,221	$ 7,464,512	$ 752,863	$ 2,036,372	$ 3,370,920	$18,460,888
Return on equity	6.44%	5.29%	0.28%	16.40%	5.81%	6.85%

2006	Life	Annuity	Health	Property and Casualty	Corporate and Other	TOTAL
Premiums and other revenues:
Premiums	$ 327,594	$ 112,455	$ 303,285	$ 1,234,300	$ —	$ 1,977,634
Other policy revenues	115,082	24,523	—	—	—	139,605
Net investment income	231,414	353,157	18,964	72,759	159,723	836,017
Other income	4,577	(595)	17,204	7,524	22,397	51,107
Total operating revenues	678,667	489,540	339,453	1,314,583	182,120	3,004,363
Realized gains (losses) on investments	—	—	—	—	100,256	100,256
Total revenues	678,667	489,540	339,453	1,314,583	282,376	3,104,619
Benefits, losses and expenses:
Policy benefits	280,203	135,384	216,775	881,806	—	1,514,168
Interest credited to policy account balances	66,910	230,641	—	—	—	297,551
Commissions for acquiring and servicing policies	96,612	53,966	42,097	230,616	—	423,291
Other operating costs and expenses	185,752	33,139	61,699	109,940	65,407	455,937
Decrease (increase) in deferred policy acquisition costs	4,233	3,475	6,131	(5,454)	—	8,385
Total benefits, losses and expenses	633,710	456,605	326,702	1,216,908	65,407	2,699,332
Income before other items and federal income taxes	44,957	32,935	12,751	97,675	216,969	405,287
Benefit (provision) for federal income taxes	(14,835)	(10,869)	(4,208)	(32,234)	(67,694)	(129,839)
Minority interest in income (loss) of consolidated subsidiaries	—	—	—	—	(1,300)	(1,300)
Equity in earnings of unconsolidated affiliates	—	—	—	—	4,693	4,693
Income (loss) from continuing operations	30,122	22,066	8,543	65,441	152,669	278,841
Income (loss) from discontinued operations, net of income tax	(5,610)	—	—	—	—	(5,610)
Net income (loss)	$ 24,512	$ 22,066	$ 8,543	$ 65,441	$ 152,669	$ 273,231
Selected data:
Total assets	$ 4,736,711	$ 7,210,400	$ 791,052	$ 2,064,943	$ 3,129,065	$17,932,171
Return on equity	5.10%	4.95%	5.08%	13.21%	9.92%	8.17%

15.     RETIREMENT BENEFITS

Pension Benefits

American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Career Sales & Service Division agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee’s compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee’s career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.
As discussed in note 2, effective December 31, 2006, American National adopted the recognition and disclosure provisions of FAS 158. Statement 158 requires companies to recognize the funded status of defined benefit pension and other postretirement plans as a net asset or liability on their consolidated statement of financial position. Effective with the financial statements for 2008, Statement 158 also requires companies to use a measurement date for their defined benefit plans that is the same as their fiscal year end. As a result of this requirement, American National changed its measurement date from September 30 to December 31, using the alternative method specified in Statement 158, for the one qualified plan that was not already using a December 31 date. The effect of the change was an additional periodic benefit cost of $1,770,000 (net of tax) which was charged directly to retained earnings.
Combined activity in the defined benefit pension plans was as follows (in thousands):

	2008	2007	2006
Reconciliation of benefit obligation:
Obligation at beginning of year	$ 302,657	$ 283,344	$ 277,877
Service cost benefits earned during period	12,319	9,326	9,633
Interest cost on projected benefit obligation	22,077	16,483	15,474
Participant contributions	746	730	751
Actuarial gain (loss)	6,015	8,461	(6,247)
Benefits paid	(15,031)	(15,687)	(14,144)
Obligation at end of year	$ 328,783	$ 302,657	$ 283,344
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$ 183,018	$ 167,478	$ 158,141
Actual return on plan assets	(38,552)	15,979	9,231
Employer contributions	19,689	14,580	13,499
Participant contributions	746	731	751
Benefits paid	(15,027)	(15,750)	(14,144)
Fair value of plan assets at end of year	$ 149,874	$ 183,018	$ 167,478
Funded status at end of year	$ (178,909)	$ (119,639)	$ (115,866)

Amounts recognized in the consolidated statement of financial position consist of (in thousands):

	2008	2007
Assets	$ —	$ —
Liabilities	(178,909)	(119,639)
	$ (178,909)	$ (119,639)

The components of the combined net periodic benefit cost for the defined benefit pension plans were as follows (in thousands):

	2008	2007	2006
Service cost	$ 9,974	$ 9,366	$ 9,664
Interest cost	19,003	16,483	15,474
Expected return on plan assets	(13,571)	(12,375)	(11,808)
Amortization of prior service cost	3,469	3,666	4,613
Amortization of transition obligation	—	117	47
Amortization of net gain (loss)	4,412	6,197	4,784
Net periodic benefit cost	$ 23,287	$ 23,454	$ 22,774

Amounts related to the defined benefit pension plans recognized as a component of other comprehensive income (loss) were as follows (in thousands):

	2008	2007	2006
Prior service cost	$ 3,469	$ 3,711	$ (12,973)
Net actuarial loss	(57,385)	2,215	26,045
Deferred tax benefit (expense)	18,871	(2,074)	(4,575)
Other comprehensive income (loss), net of tax	$ (35,045)	$ 3,852	$ 8,497

Amounts recognized as a component of accumulated other comprehensive income (loss) as of year end that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans are presented in the following table (in thousands). The estimated net loss and prior service cost for the plan that will be amortized from accumulated other comprehensive income into the net periodic benefit cost over the next fiscal year are $11,700,000 and $3,500,000, respectively.

	2008	2007
Prior service cost	$ (5,793)	$ (9,262)
Net actuarial loss	(100,759)	(43,374)
Deferred tax benefit	37,293	18,423
Amounts included in accumulated other comprehensive income (loss)	$ (69,259)	$ (34,213)

The assumptions used in the measurement of the company’s benefit obligation are shown in the following table (in thousands):

	Pension Benefits
	Used for Net Benefit Cost in Fiscal Year 1/1/2008 to 12/31/2008	Used for Benefit Obligations as of 12/31/2008
Discount rate	6.10%	6.17%
Rate of compensation increase	4.20%	4.20%
Long-term rate of return	7.65%	7.65%

American National’s funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary. American National contributed $19,700,000 and $14,600,000 to the qualified retirement plan in 2008 and 2007, respectively.

American National and its affiliates expect to contribute $10,400,000 to its qualified pension plan in fiscal year 2009.

The following table shows benefit payments, which reflect expected future service as appropriate, that are expected to be paid (in thousands):

Year	Pension Benefits
2009.............................................................................	$ 17,983
2010.............................................................................	20,997
2011..............................................................................	25,024
2012.............................................................................	24,787
2013.............................................................................	28,593
2014–18.......................................................................	164,030

The pension plan asset allocations at December 31, 2008 and December 31, 2007 by asset category are as follows:

	Plan Assets at December 31,
	2008	2007
Asset category
Equity securities	33.8%	36.5%
Debt securities	47.6%	48.0%
Other	18.6%	15.5%
Total	100.0%	100.0%

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash from zero to 15%, debt securities from 40% to 80% and equity securities from 20% to 60% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.
The overall expected long-term rate of return on assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.
While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National’s policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

Postretirement Life and Health Benefits

American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.
The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company’s contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.
The accrued postretirement benefit obligation, included in the liability for retirement benefits, was $5,200,000 and $6,000,000 at December 31, 2008 and 2007, respectively. These amounts were approximately equal to the unfunded accumulated postretirement benefit obligation. Since American National’s contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated postretirement benefit obligation.

Under American National and its subsidiaries’ various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

Savings Plans

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (401(k) plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,800,000 for 2008, $2,700,000 for 2007 and $2,800,000 for 2006.

16.     COMMITMENTS AND CONTINGENCIES

Commitments

American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2008, were approximately $3,844,000.
In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2008, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $203,710,000, of which $182,463,000 is expected to be funded in 2009. The remaining balance of $21,247,000 will be funded in 2010 and beyond. As of December 31, 2008, all of the mortgage loan commitments have interest rates that are fixed.

Guarantees

In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2008, was approximately $206,513,000, while the total cash values of the related life insurance policies was approximately $212,028,000.

Litigation

American National is the defendant in a class action lawsuit which contends that American National allegedly failed to refund credit life and disability insurance premiums to persons who paid the underlying indebtedness prior to the insured loan’s maturity. A settlement class has been certified. Additionally, American National has reached a settlement with the State of Texas in a similar action regarding this situation. American National has reserved $27 million for settlement of these cases, including payment of attorneys’ fees, and believes that any additional amounts that may be necessary will not be material to the consolidated financial statements.
American National is a defendant in a lawsuit related to the defection of another company’s insurance agents. The jury reached a verdict adverse to American National, and the court reduced the amount of such verdict to approximately $7.6 million. Post-trial motions are being filed, with appeal to be taken thereafter. American National has accrued an appropriate amount for resolution of this case, including attorneys’ fees, and believes that any additional amounts that may be necessary will not be material to the consolidated financial statements.
American National is a defendant in a lawsuit which proposes to certify one or more classes of persons who contend that American National allegedly violated various provisions of the California Labor Code, engaged in unfair business practices, fraud and deceit, conversion, and negligent misrepresentation with respect to certain of its sales agents. The plaintiff has posited that she may seek a nationwide class for alleged violations of the Federal Fair Labor Standards Act at some point in the future. Currently, the plaintiff seeks statutory penalties, restitution, interest, penalties, attorneys’ fees, punitive damages and injunctive relief in an unspecified amount. American National believes that it has meritorious defenses; however, no determination can be made at this time as to the probability of any recovery against American National.
American National and subsidiaries are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies’ consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management’s changing its conclusions.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company’s consolidated results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

17.     DISCONTINUED OPERATIONS

On December 4, 2008, our life insurance business in Mexico, American National de México, Compañía de Seguros de Vida, S.A. de C.V., along with non-insurance affiliates Servicios de Administracíon American National S.A. de C.V. and American National Promotora de Ventas S.A. de C.V. were sold to a third-party for approximately $2,400,000. Accordingly, the business is accounted for as a discontinued operation within the life operating segment, and its results of operations, financial position and cash flows are separately reported for all periods presented.
Assets sold at the closing date included $8,400,000 of invested assets, $700,000 of deferred policy acquisition costs, and $500,000 of other assets. The liabilities sold at the closing date included $5,900,000 of reserves, $400,000 of policy account balances, and $500,000 of other liabilities.

The Mexico operation reported $3,330,000 in pretax losses for 2008. The sale resulted in a loss from discontinued operations of $1,890,000 before taxes. As part of the sale, a $22,059,000 income tax benefit was reported in 2008 because the tax basis of the investment in American National de México exceeded the financial statement carrying value.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON
SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors

American National Insurance Company:

Under date of March 30, 2009, we reported on the (consolidated) statements of financial condition of American National Insurance Company Sample Company and subsidiaries as of December 31, 2008 and 2007, and the related (consolidated) statements of income, stockholders’ equity and comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2008, which are included in the prospectus. In connection with our audits of the aforementioned (consolidated) financial statements, we also audited the related (consolidated) financial statement schedules I through V in the registration statement. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

KPMG LLP

Houston, Texas
April 30, 2009

American National Insurance Company
(Parent Company Only)

Condensed Financial Information of Sponsor
(in thousands)

SCHEDULE II - CONDENSED STATEMENT OF INCOME

For the year ended December 31,	2008	2007	2006
REVENUES			
Premium and Policy Revenue	$ 691,885	$ 790,666	$ 675,251
Net Investment Income	643,855	641,951	638,870
Net Realized Investment gains (losses)	(143,239)	1,476	10,889
Other Revenues	6,576	11,840	15,097
Total Revenues	1,199,077	1,445,933	1,340,107
EXPENSES			
Benefits	471,590	556,543	457,456
Operating Costs & Other Expenses	771,899	704,339	703,967
Total Expenses	1,243,489	1,260,882	1,161,423
Income (loss) from continuing operations before federal income tax, and equity in earnings of unconsilidated affiliates	(44,412)	185,051	178,684
Income tax expense (benefit)	(30,820)	68,612	67,689
Equity in net income (loss) of subsidiaries	(159,134)	129,292	167,846
Income (loss) from continuing operations	(172,726)	245,731	278,841
Income (loss) from discontinued operations	18,728	(4,958)	(5,610)
Net income (loss)	$ (153,998)	$ 240,773	$ 273,231

American National Insurance Company
(Parent Company Only)

Condensed Financial Information of Sponsor
(in thousands)

SCHEDULE II - CONDENSED STATEMENT OF FINANCIAL POSITION

For the year ended December 31,		2008		2007
ASSETS				
Fixed Maturities	$	7,449,385	$	7,419,242
Equity Securities		71,925		108,319
Mortgage Loans on Real Estate		1,915,801		1,578,164
Other Invested Assets		1,681,122		1,963,657
Investment in Subsidiaries		1,470,589		1,752,785
Deferred Policy Acquisition Costs		1,175,427		959,572
Other Assets		1,266,726		1,515,479
Total assets		15,030,975		15,297,218
LIABILITIES				
Policyowner Funds		2,577,472		2,523,718
Policy Account Balances		7,690,775		7,039,341
Separate Account Liabilities		561,021		781,160
Other Liabilities		1,067,851		1,216,215
Total Liabilities		11,897,119		11,560,434
SHAREHOLDERS EQUITY				
Capital Stock		30,832		30,832
Additional Paid-In Capital		7,552		6,080
Other Accumulated Comprehensive Income (Loss)		(221,148)		145,972
Retained Earnings		3,414,946		3,653,365
Less: Treasury Stock at Cost		(98,326)		(99,465)
Total Stockholders' Equity		3,133,856		3,736,784
Total Liabilities and Stockholders' Equity	$	15,030,975	$	15,297,218

American National Insurance Company
(Parent Company Only)

Condensed Financial Information of Sponsor
(in thousands)

SCHEDULE II - CONDENSED STATEMENT OF CASH FLOWS

For the year ended December 31,	2008	2007	2006
OPERATING ACTIVITIES			
Net income (loss)	$ (153,998)	$ 240,773	$ 273,231
Adjustments to reconcile net income to net cash provided by operating activities:			
Realized loss (gain) on investments	143,239	(1,476)	(10,889)
Amortization of discounts and premiums on bonds	10,345	11,153	11,312
Capitalized interest on policy loans and mortgage loans	5,896	190	7,231
Depreciation	16,885	18,176	22,286
Interest credited to policy account balances	272,700	267,228	269,135
Charges to policy account balances	(165,354)	(145,386)	(130,312)
Deferred federal income tax (benefit) expense	(87,389)	25,539	10,584
Deferral of policy acquisition costs	(437,287)	(270,904)	(218,020)
Amortization of deferred policy acquisition costs	221,432	209,934	208,852
Equity in earnings of unconsolidated affiliates	210,114	(164,100)	(223,350)
Changes in:			
Policyholder fund liabilities	49,821	121,284	8,920
Reinsurance ceded receivable	(26,654)	6,270	20,294
Premiums due and other receivables	20,454	(21,522)	65,602
Accrued investment income	(878)	(6,969)	8,590
Current federal income tax (asset) liability	(94,955)	1,340	13,075
Liability for retirement benefits	52,263	900	24,267
Prepaid Reinsurance Premiums	6,682	6,203	12,793
Other, net	(21,103)	67,015	(24,768)
Net cash provided by (used in) operating activities	22,213	365,648	348,833
INVESTING ACTIVITIES			
Proceeds from sales of:			
Bonds	14,654	283,085	126,611
Stocks	55,084	4,934	246
Real estate	-	31,810	56,120
Mortgage loans	-	-	-
Other invested assets	188,493	80,213	221,545
Proceeds from maturity of:			
Bonds	624,288	453,765	528,293
Principal payments received on:	-	-	-
Mortgage loans	145,214	234,165	158,028
Policy loans	9,203	9,217	6,101
Purchases of:			
Bonds	(1,118,416)	(908,103)	(256,884)
Stocks	(47,002)	(13,736)	(5,349)
Real estate	(15,657)	(22,686)	(10,758)
Mortgage loans	(478,429)	(368,223)	(310,778)
Policy loans	(18,165)	(16,363)	(14,432)
Other invested assets	(216,468)	(118,365)	(119,645)
Decrease (increase) in short term investments, net	294,048	(17,032)	(531,157)
Decrease (increase) in investment in unconsolidated affiliates	72,082	56,168	24,531
Increase (decrease) in property & equipment, net	(10,462)	(3,000)	(4,669)
Net cash provided by (used in) investing activities	(501,533)	(314,151)	(132,197)
FINANCING ACTIVITIES			
Policyholders' deposits to policy account balances	1,931,709	1,164,863	1,028,328
Policyholders' withdrawals from policy account balances	(1,385,625)	(1,163,120)	(1,123,691)
Dividends to stockholders	(82,651)	(81,531)	(80,448)
Net cash provided by (used in) financing activities	463,433	(79,788)	(175,811)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (15,887)	$ (28,291)	$ 40,825
Cash:			
Beginning of the year	$ 7,908	$ 36,199	$ (4,626)
End of the year	$ (7,979)	$ 7,908	$ 36,199

American National Insurance Company and Subsidiaries

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
(IN THOUSANDS)

Column A	Column B	Column C	Column D	Column E	Column F	Column G	Column H	Column I	Column J	Column K
Segment	Deferred Policy Acquisition Cost	Future Policy Benefits, Losses, Claims and Loss Expenses	Unearned Premiums	Other Policy Claims and Benefits Payable	Premium Revenue	Net Investment Income (a)	Benefits, Claims, Losses and Settlement Expenses	Amortization of Deferred Policy Acquisition Costs	Other Operating Expenses (b)	Premiums Written
2008										
Corporate & Other	--	--	--	--	--	109,597	--	--	37,839	--
Life	712,234	3,763,207	111,846	220,691	299,338	226,643	251,992	86,956	220,662	--
Annuities	557,061	7,631,985	13	52,126	116,248	374,023	157,102	75,826	28,188	--
Health	74,887	97,020	93,956	439,621	290,883	16,566	220,848	27,785	90,418	--
Property & Casualty	138,482	--	816,249	776,562	1,182,026	69,348	939,854	233,336	115,696	1,184,686
Total	1,482,664	11,492,212	1,022,064	1,489,000	1,888,495	796,177	1,569,796	423,903	492,803	1,184,686
2007										
Corporate & Other	--	--	--	--	--	127,519	--	198	60,871	--
Life	641,780	3,762,745	122,052	233,691	315,893	229,092	239,598	1,040,208	(755,996)	--
Annuities	400,678	6,913,285	13	51,332	222,748	364,607	150,318	70,740	22,014	--
Health	80,012	94,072	104,005	422,948	283,765	16,710	212,692	24,508	78,583	--
Property & Casualty	128,815	--	698,860	852,455	1,177,217	75,041	818,230	224,499	95,610	1,191,113
Total	1,251,285	10,770,102	924,930	1,560,426	1,999,623	812,969	1,420,838	1,360,153	(498,918)	1,191,113
2006										
Corporate & Other	--	--	--	--	--	159,723	--	180	65,227	--
Life	580,616	3,686,851	129,536	248,649	327,594	231,414	248,428	89,907	196,690	--
Annuities	399,316	6,691,696	23	51,440	112,455	353,157	130,830	68,642	21,938	--
Health	86,771	98,034	110,460	445,011	303,285	18,964	227,329	22,929	86,998	--
Property & Casualty	121,176	--	701,680	863,717	1,234,300	72,759	881,806	237,865	97,237	1,284,456
Total	1,187,879	10,476,581	941,699	1,608,817	1,977,634	836,017	1,488,393	419,523	468,090	1,284,456

(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.

(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

American National Insurance Company and Subsidiaries

SCHEDULE IV - REINSURANCE
(IN THOUSANDS)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
2008					
Life insurance in force	$ 68,820,212	$ 31,241,255	$ 1,050,645	$ 38,629,602	2.7%
Premiums:					
Life insurance	492,068	84,942	8,460	415,586	2.0%
Accident and health insurance	278,907	134,904	146,880	290,883	50.5%
Property and liability insurance	1,346,425	224,248	59,849	1,182,026	5.1%
Total premiums	$ 2,117,400	$ 444,094	$ 215,189	$ 1,888,495	11.4%
2007					
Life insurance in force	$ 67,604,695	$ 29,635,648	$ 1,078,371	$ 39,047,418	2.8%
Premiums:					
Life insurance	609,643	72,604	10,355	547,394	1.9%
Accident and health insurance	255,948	126,417	154,234	283,765	54.4%
Property and liability insurance	1,269,078	103,629	11,768	1,177,217	1.0%
Total premiums	$ 2,134,669	$ 302,650	$ 176,357	$ 2,008,376	8.8%
2006					
Life insurance in force	$ 65,008,408	$ 26,557,877	$ 982,412	$ 39,432,943	2.5%
Premiums:					
Life insurance	504,225	65,726	10,646	449,145	2.4%
Accident and health insurance	312,694	178,195	168,786	303,285	55.7%
Property and liability insurance	1,300,803	85,187	18,684	1,234,300	1.5%
Total premiums	$ 2,117,722	$ 329,108	$ 198,116	$ 1,986,730	10.0%

WQVA Part C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements

1. Part A of the registration statement. Condensed financial information reflecting the value and number of units outstanding for each class of Accumulation Units of the Separate Account for the years ended December 31, 2001 through December 31, 2008.

2. Part B of the registration statement. The most recent audited financial statements of the Separate Account as of December 31, 2008 and for each of the years or periods presented. The consolidated financial statements of the American National Insurance Company as of December 31, 2008 and for each of the years in the three (3) year period ended December 31, 2008.

(b)	Exhibits

Exhibit 1 — Copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 2 — Not applicable.

Exhibit 3 — Distribution and Administrative Services Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 4 — Form of each Variable Annuity Contract [ previously filed with Registrant's pre-effective amendment number two to this registration statement (number 333-30318) filed on July 26, 2000].

Exhibit 4a — Form of Group Policy Cover Page for Non-Qualified Contract [previously filed with Registrant's pre-effective amendment number two to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4b — Form of Group Policy Cover Page for Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4c — Form of Non-Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4d — Form of Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4e — Form of Minimum Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4f — Form of Group Contract Minimum Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4g — Form of 3% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4h — Form of Group 3% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4i — Form of 5% Guaranteed Death Benefit Rider [incorporated herein by reference to pre-effective amendment number one to registration statement on Form N-4 (333-30318) filed on June 27, 2000].

Exhibit 4j — Form of Group 5% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 5 — Form of application used with any Variable Annuity Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 6a — Copy of the Articles of Incorporation of the Depositor [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 6b — Copy of the By-laws of the Depositor [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 7 — Reinsurance Agreement between Continental Assurance Company and American National Insurance Company [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on April 30,2004].

Exhibit 8a — Form of American National Investment Account, Inc. Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8b — Form of Variable Insurance Products Fund II Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8c — Form of Variable Insurance Products Fund III Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8d — Form of T. Rowe Price International Series, Inc. T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc. [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8e — Form of MFS Variable Insurance Trust Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8f — Form of Federated Insurance Series Fund Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8g — Form of Fred Alger American Fund Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8h — Form of AIM Fund Participation Agreement [previously filed with Registrant’s post-effective amendment number 7 to this registration statement (number 333-30318) filed on April 27, 2006].

Exhibit 9 — An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (filed herewith).

Exhibit 10 — Consent of independent accountants for KPMG L.L.P. (filed herewith).

Exhibit 11 — Not applicable.

Exhibit 12 — Not applicable.

Exhibit 14 — Power of Attorney (previously filed with Registrant's post effective amendment number six, filed on April 29, 2005).

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR

The principal business address of the directors and officers, unless otherwise indicated, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Directors

Name	Business Address

Arthur Oleen Dummer	955 East Pioneer Road
Draper, UT 84020-9334

Dr. Shelby Miller Elliott	3603 Broadmoor
Pasadena, TX 77505

George Richard Ferdinandtsen	President, Chief Operating Officer American National Insurance Company One Moody Plaza Galveston, TX 77550

Frances Anne Moody-Dahlberg	The Moody Foundation
Highland Park Place
4515 Cole Avenue LB 34, Suite 500
Dallas, TX 75205

Robert Lee Moody	Chairman of the Board and
Chief Executive Officer
2302 Postoffice, Suite 702
Galveston, TX 77550

Russell Shearn Moody	American National Insurance Company
One Moody Plaza
Galveston, TX 77550

William Lewis Moody, IV	2302 Postoffice, Suite 502
Galveston, TX 77550

James Daniel Yarbrough	Galveston County Judge
722 Moody
Galveston, TX 77550

Frank Pieri Williamson	301 Barracuda
Galveston, TX 77550

Officers

Name	Office

James Edward Pozzi	Senior Executive Vice President, Chief Administrative Officer

Ronald Jay Welch	Senior Executive vice President, Corporate Risk Officer & Chief Actuary

David Alan Behrens	Executive Vice President, Independent Marketing

Billy Joe Garrison	Executive Vice President, Director of Career Sales & Service Division

Michael Wade McCroskey *	Executive Vice President and Treasurer

Gregory Victor Ostergren	Executive Vice President, Director of Multiple Line
1949 East Sunshine
Springfield, MO 65899

Dwain Allen Akins	Senior Vice President, Corporate Affairs, Chief Compliance Officer Variable Insurance Products

Johnny David Johnson	Senior Vice President and Corporate Chief Information Officer

Stephen Edward Pavlicek	Senior Vice President and Chief Financial Officer

Albert Louis Amato, Jr.	Senior Vice President, Life Insurance Administration

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Frank Vincent Broll, Jr.	Senior Vice President and Actuary

Gordon Dennis Dixon *	Senior Vice President, Securities Investments

Bernard Stephen Gerwel	Senior Vice President, Chief Multiple Line Exclusive Agency Administrative Officer
1949 East Sunshine
Springfield, MO 65899

Rex David Hemme	Senior Vice President and Actuary

Bruce Murray LePard	Senior Vice President, Human Resources

James Walter Pangburn	Senior Vice President, Credit Insurance Division

Ronald Clark Price	Senior Vice President, Multiple Line Chief Marketing Officer—Career Life Agencies

Steven Harvey Schouweiler	Senior Vice President, Health Insurance Operations

Shannon Lee Smith	Senior Vice President, Chief Multiple Line Marketing Officer

John Mark Flippin	Secretary

Julian Antkowiak	Vice President, Director, Computing Division

William Frankliln Carlton	Vice President and Controller

Thomas Anthony Carpentier	Vice President, Credit Insurance/Special Markets
2911 South Shore Blvd., Suite 130
League City, TX 77573

James Arthur Collura	Vice President, Chief Life Marketing Officer – Multiple Line Exclusive Agency

Richard Thomas Crawford	Vice President and Assistant Controller, Cash & Expense Management Division

George Clayton Crume	Vice President, Brokerage Sales

Douglas Alton Culp	Vice President, Financial Institution

Steven Lee Dobbe	Vice President, Broker Dealer Marketing

Donald Robert French, Jr.	Vice President, Information Security & Enterprise Architecture

Debbie Stem Fuentes	Vice President, Health Claims

Franklin James Gerren	Vice President, Payroll Deduction

Joseph Fant Grant, Jr.	Vice President, Group Actuary

Charles Jordan Jones	Vice President, Health Underwriting/New Business

Dwight Diver Judy	Vice President, Financial Marketing
2911 South Shore Blvd., Suite 130
League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.	Vice President and Medical Director

Robert Jay Kirchner	Vice President, Real Estate Investments
2525 South Shore Boulevard
League City, TX 77573

Brenda Thomas. Koelemay	Vice President and Associate Corporate Treasurer

Doris Lanette Leining	Vice President, Life New Business

Anne Marie LeMire	Vice President, Fixed Income

George Arthur Macke	Vice President, General Auditor

Bradley Wayne Manning	Vice President, Life Claims

Edwin Vince Matthews, III	Vice President, Mortgage Loan Production

Dixie Nell McDaniel	Vice President, Career Sales and Service Division Administration

Meredith Myron Mitchell	Vice President, Application Development & Support

John Oliver Norton	Vice President and Actuary

Michael Christopher Paetz	Vice President, Group and MGU Operations

Edward Bruce Pavelka	Vice President, Life Policy Administration

William Corley Ray	Vice President, Market Training and Development--Multiple Line Exclusive Agency

Robert Walter Schefft	Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

James Truitt Smith	Vice President, Pension Sales

James Patrick Stelling	Vice President, Group/Health Compliance

Wayne Allen Smith	Vice President, Corporate Planning

William Henry Watson, III	Vice President, Chief Health Actuary

George Ward Williamson	Vice President, Assistant Director, Career Sales & Service Division

John Thomas Burchett	Asst. Vice President, Accounting Control

Joseph James Cantu	Asst. Vice President and Illustration Actuary

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales

Donna Lynn Daulong	Asst. Vice President, Expense Management Administration

Nancy Maureen Day	Asst. Vice President, Pension Administration

John Darrell Ferguson	Asst. Vice President, Creative Services

James Joseph Fish	Asst. Vice President, Criminal Investigations & Corporate Security

Denny Walton Fisher, Jr.	Asst. Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

Douglas Neal. Fullilove	Asst. Vice President, Director, Agents Employment

William Joseph Hogan	Asst. Vice President, Health & HIPAA Compliance

Barbara Jean Huerta	Asst. Vice President, Director of Application Development – Financial and Administrative Systems

Deborah Kay Janson	Asst. Vice President, Corporate Research

Richard John Junker	Asst. Vice President, Annuity Actuary

Kenneth Joseph Juneau	Asst. Vice President, Advisory Systems Engineer

Carol Ann Kratz	Asst. Vice President, Human Resources

Sara Liane Latham	Asst. Vice President & Asst. Actuary

Thomas Robert LeGrand	Asst. Vice President, Life & Annuity Claims

Larry Edward Linares	Asst. Vice President, Tax

Michael Scott Marquis	Asst. Vice President, Life New Business

James Brian McEniry	Asst. Vice President, Director of Telecommunications

Katherine Sue Meisetschlaeger	Asst. Vice President, Life & Annuity Systems

Eligio Alec Mendez	Assistant Vice President, Director of Computing Systems

Zeb Marshall Miller, III	Asst. Vice President, Health Administration

Michael Scott Nimmons	Asst. Vice President, Associate General Auditor, Corporate Audit Services

Ronald Joseph Ostermayer	Asst. Vice President, Director Health Systems Administration, HIPPA Security Officer

Raymond Edward Pittman, Jr.	Asst. Vice President, Director of Marketing/Career Development

Judith Lynne Regini	Asst. Vice President, Chief Compliance Officer Anti-Money Laundering

Wayne Allen Smith	Asst. Vice President, Corporate Planning

Morris Joseph Soler	Asst. Vice President, HIPPA Privacy Officer

Clarence Ellsworth Tipton	Asst. Vice President and Assistant Actuary

James Alexander Tyra	Asst. Vice President, Life Insurance Systems

Emerson Voth Unger	Asst. Vice President, National Business Development Executive

Deanna Lynn Walton	Asst. Vice President, Field Systems

Dr. John Frank White, III	Asst. Vice President, Associate Medical Director

Jeanette Elizabeth Cernosek	Assistant Secretary

Victor John Krc	Assistant Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three (3) other separate accounts, American National Variable Life Separate Account and American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 22.96% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Anne Moody-Dahlberg, Robert L. Moody, Sr. and Ross Rankin Moody. Robert L. Moody, Sr. is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company. Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 46.57% of the outstanding stock of American National Insurance Company. Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of Moody National Bank. Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc. The Three R Trusts, trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 52.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

1859 Beverage Company	Gal-Tex Woodstock, Inc.
1859 Historic Hotels, Ltd.	Kentucky Landmark Hotels, L.L.C.
Colorado Landmark Hotels, L.L.C.	LHH Hospitality, Inc.
Gal-Tenn Hotel Corporation	Virginia Landmark Hotels, L.L.C.

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity: 121 Village, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: AN Stonebriar, Ltd. owns a 33% limited partnership interest.

Entity:     Alternative Benefit Management, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all of the outstanding common stock.

Entity: American National County Mutual Insurance Company.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Managed by American National Insurance Company.

Entity: American National of Delaware Corporation.

Entity Form: A Delaware corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:     American National Financial Corporation.

Entity Form: A Texas corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:     American National Financial Corporation (Delaware).

Entity Form: A Delaware corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:     American National Financial Corporation (Nevada).

Entity Form: A Nevada corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:     American National General Insurance Company.

Entity Form: A Missouri insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:     American National Insurance Service Company.

Entity Form: A Missouri corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: American National Investment Accounts, Inc.

Entity Form: A Maryland corporation.

Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc. Also, Securities Management and Research, Inc. and American National Insurance Company own the outstanding stock of the Company.

Entity: American National Life Holdings, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:     American National Life Insurance Company of Texas.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: American National Lloyds Insurance Company.

Entity Form: A Texas insurance company.

Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.

Entity:     American National Property and Casualty Company.

Entity Form: A Missouri insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property & Casualty Holding Company, Inc.

Entity: American National Property and Casualty Holdings, Inc.

Entity Form: A Delaware corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock. Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity: AN/CAN Investments, Inc.

Entity Form: a British Columbia corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:     ANDV 97, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity: Anford Pinnacle, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity:     ANH20, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANREM Corporation.

Entity:     ANIND TX, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc. .

Entity:     ANMEX International, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:     ANMEX International Services, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:     ANPAC General Agency of Texas.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPAC Lloyds Insurance Management, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:     ANPAC Louisiana Insurance Company.

Entity Form: A Louisiana corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPIN, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest; ANIND TX, Inc. owns a 1% general partnership interest.

Entity: ANREINV, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.

Entity:     ANREM Corporation.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity: AN Stonebriar, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANREINV, Inc. is a 2% general partner; Eagle AN, L.P. is 98% limited partner.

Entity:     ANTAC, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/WRI DEVCO #1, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: AN/WRI GS, L.L.C.

Entity Form: A Texas limited liability company.

Ownership of Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity: AN/WRI Partnership, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: Bayport II Mountain West Houston, L.L.C..

Entity Form: A Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% membership interest.

Entity: Beltway/Antoine Business Center, Phase I.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: Beltway II L.L.C.

Entity Form: A Texas limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity: Cedar Crossing Mountain West Houston L.L.C.

Entity Form: A Colorado limited liability company.

Ownership or Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity:     Comprehensive Investment Services, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: Cumberland/146 L.L.C.

Entity Form: An Indiana limited liability corporation.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% membership interest.

Entity:     Eagle 99, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:     Eagle AN, L. P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc. owns a 1% general partnership interest.

Entity:     Eagle Ind., L. P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest, and ANIND TX, Inc. owns a 1% general partnership interest.

Entity: Farm Family Casualty Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity: Farm Family Financial Services, Inc.

Entity Form: A New York corporation. (inactive)

Ownership of Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity: Farm Family Life Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity: Forest View Limited Partnership.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.

Entity:     Galveston Island Water Park, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANH2O owns a 1% general partnership interest, and Preston 121 Partners, Ltd. owns a 59% limited partnership interest.

Entity:     Garden State Life Insurance Company.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: Germann Road Land Development, L.L.C.

Entity Form: A Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 30.3% limited partnership interest.

Entity:     Kearns Building Joint Venture.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.

Entity:     Lawyers Title of Galveston.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns 50% of the outstanding stock.

Entity: MRPL Retail Partners, Ltd. (Shops at Bella Terra).

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: MWBP, L.L.C.

Entity Form: A Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity: Newington-Berlin Retail L.L.C.

Entity Form: A Connecticut limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity:     Pacific Property and Casualty Company.

Entity Form: A California corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: PCO Battery Brooke Parkway, L.P.

Entity Form: A Virginia limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest, and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Carolina Pines, L.P.

Entity Form: A South Carolina limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a1% interest.

Entity:     PCO Corporate Drive Limited Partnership.

Entity Form: A North Carolina limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Jenkins Brothers Road, L.P.

Entity Form: A South Carolina limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Kent Drive, L.P.

Entity Form: A Georgia limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Nashville, L.P.

Entity Form: A Tennessee limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Northfork, L.P.

Entity Form: A Tennessee limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Omnicron Court, L.P.

Entity Form: A Kentucky limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Watkins Road, L.P.

Entity Form: A North Carolina limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% .
interest.

Entity:     Preston 121 Partners, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANIND TX, Inc. owns a 2% general partnership interest; Eagle AN, L.P. owns a 98% limited partnership interest.

Entity: R.A.A.B. of W. Va., Inc.

Entity Form: A West Virginia corporation.

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:     Rural Agency and Brokerage, Inc.

Entity Form: A New York corporation.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity:     Rural Insurance Agency and Brokerage of Massachusetts, Inc.

Entity Form: A Massachusetts corporation.

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:     Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form: A New Hampshire corporation.

Ownership or Other Basis of Control: Rural Agency and Brokerage, Inc. owns a 25% of the outstanding common stock.

Entity:     Rutledge Partners, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 26% limited partnership interest.

Entity: Securities Management and Research, Inc.

Entity Form: A Florida corporation - a registered broker-dealer and investment adviser.

Ownership or Other Basis of Control: Wholly-owned subsidiary of American National Insurance Company.

Entity: SM&R Investments, Inc.

Entity Form: A Maryland corporation - registered investment company.

Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc. Also, the Company consists of seven (7) different series. Securities Management and Research, Inc. and American National Insurance Company own shares in certain series. Various subsidiaries of American National Insurance Company own stock in the Primary Fund and the Money Market Fund.

Entity:     South Shore Harbour Development, Limited.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest and ANREM Corp. owns a 5% general partnership interest.

Entity:     Standard Life and Accident Insurance Company.

Entity Form: An Oklahoma insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:     Standard Plus, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company.

Entity: Timbermill, Ltd.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.

Entity:     Town and Country Joint Venture.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: ANDV 97, Inc. owns a 68.65% limited partnership interest.

Entity:     United Farm Family Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2009, there were 494 owners of Qualified Contracts and 340 owners of Non-Qualified Contracts covered by this registration statement.

ITEM 28. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services Agreement:

"American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contract Owner or party-in-interest under a Policy (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American National in the American National By-laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the Variable Annuity sales of American National.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
(a)     Securities Management and Research, Inc. serves as investment adviser to:

(i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger SmallCap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and
(ii) American National Investment Accounts, Inc., American National Growth Portfolio, American National Equity Income Portfolio, American National Balanced Portfolio, American National Money Market Portfolio, American National High Yield Bond Portfolio, American National International Stock Portfolio, American National Small-Cap/Mid Cap Portfolio, and American National Government Bond Portfolio.
(iii)Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

(b)     The Registrant’s principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.:

Name	Position	Principal Business Address
David A. Behrens	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550

Gordon D. Dixon	Director Senior Vice President, Chief Investment Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

G. Richard Ferdinandtsen	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550

R. Eugene Lucas	Director	Gal-Tex Hotel Corporation 2302 Postoffice Street, Suite 504 Galveston, Texas 77550

Michael W. McCroskey	Director, President, Chief Executive Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Teresa E. Axelson	Vice President, Secretary, Chief Compliance Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Brenda T. Koelemay	Vice President, Treasurer, Chief Financial and Administrative Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Ronald C. Price	Sr. Vice President	American National Insurance Company One Moody Plaza Galveston, TX 77550

Jim Collura	Sr. Vice President	American National Insurance Company One Moody Plaza Galveston, Texas 77550
T.Brett Harrington	Vice President, Fund Marketing	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Andrew R. Duncan	Vice President, Derivatives, Strategies and Alternative Investments	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Anne M. LeMire	Vice President, Head of Fixed Income	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

John S. Maidlow	Vice President, Head Portfolio Management	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Vicki R. Douglas	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Steven Douglas Geib	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Sally F. Praker	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Michele S. Lord	Assistant Secretary	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management & Research, Inc.	$4,159,512	N/A	N/A	N/A

ITEM 30. LOCATIONS OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not applicable.

ITEM 32. UNDERTAKINGS

(a)

Registrant undertakes to file a post-effective amendment to this registration statement as frequently to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity Contracts may be accepted.

(b)	Registrant undertakes to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.

(d)	The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.

Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the Prospectus, used in connection with the offer of the C ontract.

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the Contract;

3.	Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by Section 403(b)(11)to the attention of the potential participants.

4.	Obtain from each plan participant who purchases a Section 403 (b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his Contract value.

(e)

Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the Contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 30th day of April, 2009.

AMERICAN NATIONAL INSURANCE COMPANY

BY: American National Insurance Company

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board

and
Chief Executive Officer

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

AMERICAN NATIONAL INSURANCE COMPANY
(Depositor)
By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board

and
Chief Executive Officer

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

Attest By: /s/ J. Mark Flippin
J. Mark Flippin

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 30th day of April, 2009.

Name	Title
Stephen E. Pavlicek	Senior Vice President and Chief Financial Officer
(Principal Financial Officer)
William F. Carlton	Vice President and Controller (Principal Accounting Officer)
Robert L Moody	Director, Chairman of the Board Chief Executive Officer
G. Richard Ferdinandsten	Director, President and Chief Operating Officer
Arthur O. Dummer	Director
Dr. Shelby M. Elliott	Director
Frances Anny Moody-Dahlberg	Director
Russell S. Moody	Director
W.L. Moody, IV	Director
Frank P. Williamson	Director
James D. Yarbrough	Director

68